UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2005

Date of reporting period:         March 31, 2005


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                               MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO..........................................   179
   DISCIPLINED GROWTH PORTFOLIO...........................................   182
   EQUITY INCOME PORTFOLIO................................................   184
   INDEX PORTFOLIO........................................................   188
   INTERNATIONAL EQUITY PORTFOLIO.........................................   204
   INTERNATIONAL GROWTH PORTFOLIO.........................................   208
   INTERNATIONAL INDEX PORTFOLIO..........................................   212
   LARGE CAP APPRECIATION PORTFOLIO.......................................   237
   LARGE CAP VALUE PORTFOLIO..............................................   241
   LARGE COMPANY GROWTH PORTFOLIO.........................................   245
   OVERSEAS PORTFOLIO.....................................................   248
   SMALL CAP INDEX PORTFOLIO..............................................   253
   SMALL COMPANY GROWTH PORTFOLIO.........................................   271
   SMALL COMPANY VALUE PORTFOLIO..........................................   277
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES....................................   282
   STATEMENT OF OPERATIONS................................................   286
   STATEMENTS OF CHANGES IN NET ASSETS....................................   290
   FINANCIAL HIGHLIGHTS...................................................   296
NOTES TO FINANCIAL HIGHLIGHTS.............................................   298
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS.............................................   299
--------------------------------------------------------------------------------
OTHER INFORMATION ........................................................   304
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS.....................................................   309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 93.50%

APPAREL & ACCESSORY STORES - 1.46%
    165,300  KOHL'S CORPORATION+                                                                                 $    8,534,439
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.90%
    230,000  JONES APPAREL GROUP INCORPORATED                                                                         7,702,700
    155,300  VF CORPORATION                                                                                           9,184,442

                                                                                                                     16,887,142
                                                                                                                 --------------

BUSINESS SERVICES - 8.32%
    343,400  MANPOWER INCORPORATED                                                                                   14,944,768
    447,400  MICROSOFT CORPORATION                                                                                   10,813,658
    155,000  OMNICOM GROUP INCORPORATED                                                                              13,720,600
  1,610,100  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       9,000,459

                                                                                                                     48,479,485
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.43%
    268,900  BRISTOL-MYERS SQUIBB COMPANY                                                                             6,846,194
    251,900  COLGATE PALMOLIVE COMPANY                                                                               13,141,623
    359,300  MERCK & COMPANY INCORPORATED                                                                            11,630,541

                                                                                                                     31,618,358
                                                                                                                 --------------

COMMUNICATIONS - 4.76%
    414,300  COMCAST CORPORATION+                                                                                    13,837,620
    523,100  VODAFONE GROUP PLC ADR                                                                                  13,893,536

                                                                                                                     27,731,156
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.06%
    253,500  BANK OF AMERICA CORPORATION                                                                             11,179,350
    271,100  JP MORGAN CHASE & COMPANY                                                                                9,380,060
    337,800  STATE STREET CORPORATION                                                                                14,768,616

                                                                                                                     35,328,026
                                                                                                                 --------------

EATING & DRINKING PLACES - 6.70%
    342,900  ARAMARK CORPORATION CLASS B                                                                              9,011,412
    507,200  MCDONALD'S CORPORATION                                                                                  15,794,208
    365,100  WENDY'S INTERNATIONAL INCORPORATED                                                                      14,253,504

                                                                                                                     39,059,124
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.02%
    660,700  MOLEX INCORPORATED CLASS A                                                                              15,592,520
    508,500  NOKIA OYJ ADR                                                                                            7,846,155

                                                                                                                     23,438,675
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.43%
    262,300  SNAP-ON INCORPORATED                                                                                     8,338,517
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.76%
    216,400  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   10,255,196
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FURNITURE & FIXTURES - 2.19%
    441,300  LEGGETT & PLATT INCORPORATED                                                                        $   12,744,744
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 1.69%
    820,200  BIG LOTS INCORPORATED+                                                                                   9,858,804
                                                                                                                 --------------

HEALTH SERVICES - 2.61%
    284,500  HCA INCORPORATED                                                                                        15,240,665
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
      4,960  BERKSHIRE HATHAWAY INCORPORATED+                                                                        14,165,760
                                                                                                                 --------------


INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.71%
    399,800  DOVER CORPORATION                                                                                       15,108,442
    159,400  EATON CORPORATION                                                                                       10,424,760
    301,200  PITNEY BOWES INCORPORATED                                                                               13,590,144

                                                                                                                     39,123,346
                                                                                                                 --------------

INSURANCE CARRIERS - 6.24%
    228,200  ALLSTATE CORPORATION                                                                                    12,336,492
    249,700  MBIA INCORPORATED                                                                                       13,054,316
    285,300  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  10,981,197

                                                                                                                     36,372,005
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.28%
    343,800  BAXTER INTERNATIONAL INCORPORATED                                                                       11,682,324
    126,800  BECTON DICKINSON & COMPANY                                                                               7,407,656

                                                                                                                     19,089,980
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.39%
    680,800  HASBRO INCORPORATED                                                                                     13,922,360
                                                                                                                 --------------


MISCELLANEOUS RETAIL - 2.42%
    474,900  ZALE CORPORATION+                                                                                       14,114,028
                                                                                                                 --------------


NON-DEPOSITORY CREDIT INSTITUTIONS - 4.84%
    228,600  AMERICAN EXPRESS COMPANY                                                                                11,743,182
    240,499  COUNTRYWIDE FINANCIAL CORPORATION                                                                        7,806,597
    137,400  FREDDIE MAC                                                                                              8,683,680

                                                                                                                     28,233,459
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 2.11%
    186,800  KIMBERLY-CLARK CORPORATION                                                                              12,278,364
        103  NEENAH PAPER INCORPORATED                                                                                    3,463

                                                                                                                     12,281,827
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.80%
    284,500  EXXONMOBIL CORPORATION                                                                                  16,956,200
    183,800  ROYAL DUTCH PETROLEUM COMPANY                                                                           11,035,352

                                                                                                                     27,991,552
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES - 2.34%
    198,100  ENGELHARD CORPORATION                                                                               $    5,948,943
    150,000  HUBBELL INCORPORATED CLASS B                                                                             7,665,000

                                                                                                                     13,613,943
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.72%
    115,800  GANNETT COMPANY INCORPORATED                                                                             9,157,464
    193,000  VIACOM INCORPORATED CLASS B                                                                              6,722,190

                                                                                                                     15,879,654
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.68%
    146,000  GENERAL DYNAMICS CORPORATION                                                                            15,629,300
                                                                                                                 --------------

WATER TRANSPORTATION - 1.21%
    135,900  CARNIVAL CORPORATION                                                                                     7,040,979
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $536,785,071)                                                                             544,972,524
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 6.86%
 39,971,162  WELLS FARGO MONEY MARKET TRUST~>>                                                                       39,971,162
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $39,971,162)                                                                      39,971,162
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $576,756,233)*                              100.36%                                                        $  584,943,686
OTHER ASSETS AND LIABILITIES, NET                  (0.36)                                                            (2,112,829)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  582,830,857
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $39,971,162.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.76%

APPAREL & ACCESSORY STORES - 7.43%
    194,800  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              $    5,756,340
     74,300  NORDSTROM INCORPORATED                                                                                   4,114,734
     80,000  URBAN OUTFITTERS INCORPORATED+                                                                           3,837,600

                                                                                                                     13,708,674
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.04%
     98,400  HOME DEPOT INCORPORATED                                                                                  3,762,816
                                                                                                                 --------------

BUSINESS SERVICES - 13.38%
     97,100  ADOBE SYSTEMS INCORPORATED                                                                               6,522,207
     98,800  CHECKFREE CORPORATION+                                                                                   4,027,088
    239,400  MICROSOFT CORPORATION                                                                                    5,786,298
    143,200  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   3,860,672
    210,800  SYMANTEC CORPORATION+                                                                                    4,496,364

                                                                                                                     24,692,629
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.63%
     86,000  GENENTECH INCORPORATED+                                                                                  4,868,460
    108,000  GILEAD SCIENCES INCORPORATED+                                                                            3,866,400
    101,000  PROCTER & GAMBLE COMPANY                                                                                 5,353,000

                                                                                                                     14,087,860
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.88%
     70,800  INVESTORS FINANCIAL SERVICES CORPORATION                                                                 3,462,828
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.83%
    112,000  AMPHENOL CORPORATION CLASS A                                                                             4,148,480
    266,800  CISCO SYSTEMS INCORPORATED+                                                                              4,773,052
    190,200  COMVERSE TECHNOLOGY INCORPORATED+                                                                        4,796,844
    138,900  GENERAL ELECTRIC COMPANY                                                                                 5,008,734
    207,400  INTEL CORPORATION                                                                                        4,817,902
     52,100  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 3,700,142
    160,300  NVIDIA CORPORATION+                                                                                      3,808,728

                                                                                                                     31,053,882
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.23%
     51,000  FORTUNE BRANDS INCORPORATED                                                                              4,112,130
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.92%
     67,000  PEPSICO INCORPORATED                                                                                     3,553,010
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.52%
     92,900  WAL-MART STORES INCORPORATED                                                                             4,655,219
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.33%
     76,200  3M COMPANY                                                                                               6,529,578
    124,200  DELL INCORPORATED+                                                                                       4,771,764
     65,600  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              5,994,528
     77,500  NATIONAL-OILWELL INCORPORATED+                                                                           3,619,250

                                                                                                                     20,915,120
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.18%
     61,500  UNITEDHEALTH GROUP INCORPORATED                                                                     $    5,865,870
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 2.86%
     93,300  COACH INCORPORATED+                                                                                      5,283,579
                                                                                                                 --------------


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.56%
     60,000  BAUSCH & LOMB INCORPORATED                                                                               4,398,000
     71,000  BECTON DICKINSON & COMPANY                                                                               4,147,820
     72,000  STRYKER CORPORATION                                                                                      3,211,920
     51,800  ZIMMER HOLDINGS INCORPORATED+                                                                            4,030,558

                                                                                                                     15,788,298
                                                                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 3.13%
     84,800  COVENTRY HEALTH CARE INCORPORATED+                                                                       5,778,272
                                                                                                                 --------------


MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.00%
     82,400  JOHNSON & JOHNSON                                                                                        5,533,984
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.05%
     43,300  EXPRESS SCRIPTS INCORPORATED+                                                                            3,775,327
                                                                                                                 --------------


MOTION PICTURES - 2.06%
    132,500  WALT DISNEY COMPANY                                                                                      3,806,725
                                                                                                                 --------------


SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.73%
     37,700  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,766,230
     42,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         4,619,580
     42,900  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,039,464

                                                                                                                     12,425,274
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $160,651,735)                                                                             182,261,497
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.28%

MUTUAL FUND - 1.28%
  2,356,011  WELLS FARGO MONEY MARKET TRUST~>>                                                                        2,356,011
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,356,011)                                                                        2,356,011
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,007,746)*                              100.04%                                                        $  184,617,508
OTHER ASSETS AND LIABILITIES, NET                  (0.04)                                                               (75,702)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  184,541,806
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,356,011.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.21%

BUSINESS SERVICES - 1.60%
    893,900  MICROSOFT CORPORATION                                                                               $   21,605,563
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 11.16%
    309,125  ABBOTT LABORATORIES                                                                                     14,411,408
    288,672  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   18,270,051
    569,084  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     29,159,864
    139,085  MERCK & COMPANY INCORPORATED<<                                                                           4,502,182
    554,035  PFIZER INCORPORATED                                                                                     14,554,499
    537,310  PROCTER & GAMBLE COMPANY<<                                                                              28,477,430
    673,481  ROHM & HAAS COMPANY                                                                                     32,327,088
    210,900  WYETH                                                                                                    8,895,762

                                                                                                                    150,598,284
                                                                                                                 --------------

COMMUNICATIONS - 3.45%
    122,000  ALLTEL CORPORATION                                                                                       6,691,700
    341,790  SBC COMMUNICATIONS INCORPORATED                                                                          8,097,005
    892,586  VERIZON COMMUNICATIONS INCORPORATED                                                                     31,686,803

                                                                                                                     46,475,508
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.03%
    808,780  BANK OF AMERICA CORPORATION<<                                                                           35,667,198
    983,640  CITIGROUP INCORPORATED                                                                                  44,204,782
  1,129,215  JP MORGAN CHASE & COMPANY                                                                               39,070,839
  1,130,981  US BANCORP                                                                                              32,594,872
    475,615  WACHOVIA CORPORATION<<                                                                                  24,213,560

                                                                                                                    175,751,251
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.48%
  1,073,320  MCDONALD'S CORPORATION                                                                                  33,423,185
                                                                                                                 --------------


ELECTRIC, GAS & SANITARY SERVICES - 4.06%
     25,858  DOMINION RESOURCES INCORPORATED<<                                                                        1,924,611
    157,045  FIRSTENERGY CORPORATION                                                                                  6,588,038
    386,220  FPL GROUP INCORPORATED<<                                                                                15,506,733
    565,765  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                          30,771,958

                                                                                                                     54,791,340
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
    689,850  EMERSON ELECTRIC COMPANY                                                                                44,791,960
  1,522,444  GENERAL ELECTRIC COMPANY                                                                                54,899,331
    594,950  INTEL CORPORATION                                                                                       13,820,688
    913,310  MOTOROLA INCORPORATED<<                                                                                 13,672,251
    753,370  NOKIA OYJ ADR                                                                                           11,624,499

                                                                                                                    138,808,729
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.38%
    564,510  FORTUNE BRANDS INCORPORATED                                                                             45,516,441
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 5.30%
    791,895  PEPSICO INCORPORATED                                                                                $   41,994,192
  1,332,375  SARA LEE CORPORATION<<                                                                                  29,525,430

                                                                                                                     71,519,622
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.50%
    194,000  MASCO CORPORATION                                                                                        6,725,980
                                                                                                                 --------------


GENERAL MERCHANDISE STORES - 5.17%
    815,045  MAY DEPARTMENT STORES COMPANY<<                                                                         30,172,966
    790,645  TARGET CORPORATION                                                                                      39,548,063

                                                                                                                     69,721,029
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.63%
    408,591  3M COMPANY                                                                                              35,012,163
  1,563,895  HEWLETT-PACKARD COMPANY                                                                                 34,311,856
    367,942  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           33,622,540

                                                                                                                    102,946,559
                                                                                                                 --------------

INSURANCE CARRIERS - 6.46%
    341,195  ALLSTATE CORPORATION                                                                                    18,445,002
    376,843  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               20,880,870
    396,980  METLIFE INCORPORATED<<                                                                                  15,521,918
    878,600  ST. PAUL COMPANIES INCORPORATED                                                                         32,270,978

                                                                                                                     87,118,768
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.88%
    265,400  BAXTER INTERNATIONAL INCORPORATED                                                                        9,018,292
    280,559  BECTON DICKINSON & COMPANY                                                                              16,390,257

                                                                                                                     25,408,549
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.51%
    303,715  JOHNSON & JOHNSON<<                                                                                     20,397,499
                                                                                                                 --------------

MOTION PICTURES - 1.43%
    671,140  WALT DISNEY COMPANY<<                                                                                   19,281,852
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.64%
    431,235  AMERICAN EXPRESS COMPANY                                                                                22,152,542
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.80%
    164,000  KIMBERLY-CLARK CORPORATION                                                                              10,779,720
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.86%
    325,108  BP PLC ADR                                                                                              20,286,739
    657,970  CHEVRONTEXACO CORPORATION                                                                               38,366,231
    225,675  CONOCOPHILLIPS                                                                                          24,336,792
  1,106,586  EXXONMOBIL CORPORATION                                                                                  65,952,526
    183,434  ROYAL DUTCH PETROLEUM COMPANY<<                                                                         11,013,377

                                                                                                                    159,955,665
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.39%
    328,500  MORGAN STANLEY<<                                                                                    $   18,806,625
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.89%
    390,200  ALTRIA GROUP INCORPORATED<<                                                                             25,515,178
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.30%
    833,730  HONEYWELL INTERNATIONAL INCORPORATED                                                                    31,023,093
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,011,995,822)                                                                         1,338,322,982
                                                                                                                 --------------

WARRANTS - 0.00%
     46,877  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+                                            31,408

TOTAL WARRANTS (COST $74,534)                                                                                            31,408
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 8.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%
    341,000  EVERGREEN MONEY MARKET FUND                                                                                341,000
  1,958,892  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,958,892
  2,632,369  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,632,369

                                                                                                                      4,932,261
                                                                                                                 --------------
PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.17%
$72,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $72,005,760)                                               2.88%        04/01/2005      72,000,000
    683,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005         683,000
    205,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006         205,025
  2,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005       1,999,380
    341,000  CC USA INCORPORATED                                                        2.94         07/05/2005         341,147
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  2,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       1,996,300
  4,000,000  CIESCO LLC                                                                 2.84         04/01/2005       4,000,000
  4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005       3,993,520
    205,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005         203,489
  3,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       3,000,840
    273,000  K2 (USA) LLC                                                               2.85         07/24/2006         273,014
  4,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005       3,985,120
  1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005       1,000,000
    341,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005         341,225
    683,000  LINKS FINANCE LLC                                                          2.80         03/15/2006         682,904
    478,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005         478,000
  3,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       3,000,000
    683,000  MORGAN STANLEY                                                             2.95         04/22/2005         681,893
    273,000  MORGAN STANLEY                                                             2.81         08/13/2010         273,003
    683,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005         682,208
    683,000  RACERS TRUST                                                               2.85         05/20/2005         683,314
    683,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005         683,000
    683,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006         682,911

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
    341,000  TRAVELERS INSURANCE COMPANY                                                2.88%        02/10/2006  $      340,993
  5,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005       5,000,000

                                                                                                                    110,205,906
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $115,138,167)                                                       115,138,167
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.26%

MUTUAL FUND - 0.26%
  3,481,832  WELLS FARGO MONEY MARKET TRUST~>>                                                                        3,481,832
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,481,832)                                                                        3,481,832
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,690,355)*                            108.01%                                                        $1,456,974,389
OTHER ASSETS AND LIABILITIES, NET                  (8.01)                                                          (108,028,710)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $1,348,945,679
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $10,581,920. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.28% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,481,832.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.01%

AMUSEMENT & RECREATION SERVICES - 0.15%
     19,691  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    1,271,645
     59,688  INTERNATIONAL GAME TECHNOLOGY<<                                                                          1,591,282

                                                                                                                      2,862,927
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.45%
    127,399  GAP INCORPORATED                                                                                         2,782,394
     56,383  KOHL'S CORPORATION+                                                                                      2,911,054
     66,088  LIMITED BRANDS<<                                                                                         1,605,939
     21,808  NORDSTROM INCORPORATED<<                                                                                 1,207,727

                                                                                                                      8,507,114
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
     21,176  JONES APPAREL GROUP INCORPORATED                                                                           709,184
     18,777  LIZ CLAIBORNE INCORPORATED                                                                                 753,521
     17,296  VF CORPORATION                                                                                           1,022,886

                                                                                                                      2,485,591
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.04%
     29,319  CITRIX SYSTEMS INCORPORATED+<<                                                                             698,379
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
     39,064  AUTONATION INCORPORATED+                                                                                   739,872
     11,707  AUTOZONE INCORPORATED+                                                                                   1,003,290

                                                                                                                      1,743,162
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     11,087  RYDER SYSTEM INCORPORATED                                                                                  462,328
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
     21,892  CENTEX CORPORATION                                                                                       1,253,755
      7,205  KB HOME<<                                                                                                  846,299
     20,496  PULTE HOMES INCORPORATED<<                                                                               1,509,121

                                                                                                                      3,609,175
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
    379,874  HOME DEPOT INCORPORATED                                                                                 14,526,382
    133,678  LOWE'S COMPANIES INCORPORATED                                                                            7,631,677
     21,894  SHERWIN-WILLIAMS COMPANY                                                                                   963,117

                                                                                                                     23,121,176
                                                                                                                 --------------

BUSINESS SERVICES - 6.24%
     42,093  ADOBE SYSTEMS INCORPORATED<<                                                                             2,827,387
     21,912  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     1,166,595
     39,700  AUTODESK INCORPORATED+                                                                                   1,181,472
    100,869  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   4,534,062
     38,322  BMC SOFTWARE INCORPORATED+                                                                                 574,830
    182,532  CENDANT CORPORATION                                                                                      3,749,207
     92,068  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                         2,495,043

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     33,058  COMPUTER SCIENCES CORPORATION+<<                                                                    $    1,515,709
     67,004  COMPUWARE CORPORATION+                                                                                     482,429
     24,583  CONVERGYS CORPORATION+<<                                                                                   367,024
    209,372  EBAY INCORPORATED+                                                                                       7,801,201
     53,269  ELECTRONIC ARTS INCORPORATED+<<                                                                          2,758,269
     89,546  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                    1,850,916
     23,368  EQUIFAX INCORPORATED                                                                                       717,164
    138,717  FIRST DATA CORPORATION                                                                                   5,452,965
     33,432  FISERV INCORPORATED+                                                                                     1,330,594
     40,125  IMS HEALTH INCORPORATED                                                                                    978,649
     73,155  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             898,343
     32,074  INTUIT INCORPORATED+<<                                                                                   1,403,879
     14,604  MERCURY INTERACTIVE CORPORATION+<<                                                                         691,937
  1,750,401  MICROSOFT CORPORATION                                                                                   42,307,192
     20,880  MONSTER WORLDWIDE INCORPORATED+                                                                            585,684
     32,213  NCR CORPORATION+<<                                                                                       1,086,867
     65,557  NOVELL INCORPORATED+<<                                                                                     390,720
     32,232  OMNICOM GROUP INCORPORATED<<                                                                             2,853,177
    777,303  ORACLE CORPORATION+                                                                                      9,700,741
     46,791  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         261,562
     27,847  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     750,755
     89,054  SIEBEL SYSTEMS INCORPORATED+                                                                               813,063
    584,330  SUN MICROSYSTEMS INCORPORATED+                                                                           2,360,693
     49,971  SUNGARD DATA SYSTEMS INCORPORATED+<<                                                                     1,723,999
    122,741  SYMANTEC CORPORATION+<<                                                                                  2,618,065
     58,348  UNISYS CORPORATION+                                                                                        411,937
     73,023  VERITAS SOFTWARE CORPORATION+                                                                            1,695,594
    225,567  YAHOO! INCORPORATED+                                                                                     7,646,721

                                                                                                                    117,984,445
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.27%
    269,678  ABBOTT LABORATORIES                                                                                     12,572,388
     39,371  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    2,491,790
     14,666  ALBERTO-CULVER COMPANY CLASS B                                                                             701,915
    216,705  AMGEN INCORPORATED+                                                                                     12,614,398
     17,579  AVERY DENNISON CORPORATION<<                                                                             1,088,667
     81,572  AVON PRODUCTS INCORPORATED                                                                               3,502,702
     57,700  BIOGEN IDEC INCORPORATED+                                                                                1,991,227
    338,034  BRISTOL-MYERS SQUIBB COMPANY                                                                             8,606,346
     25,534  CHIRON CORPORATION+<<                                                                                      895,222
     26,533  CLOROX COMPANY<<                                                                                         1,671,314
     90,907  COLGATE PALMOLIVE COMPANY                                                                                4,742,618
    164,956  DOW CHEMICAL COMPANY                                                                                     8,223,057
    172,469  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      8,837,311
     13,480  EASTMAN CHEMICAL COMPANY<<                                                                                 795,320
     38,197  ECOLAB INCORPORATED                                                                                      1,262,411
    195,947  ELI LILLY & COMPANY                                                                                     10,208,839
     60,785  FOREST LABORATORIES INCORPORATED+<<                                                                      2,246,006

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     42,877  GENZYME CORPORATION+                                                                                $    2,454,279
     74,889  GILEAD SCIENCES INCORPORATED+<<                                                                          2,681,026
    171,487  GILLETTE COMPANY                                                                                         8,656,664
      8,897  GREAT LAKES CHEMICAL CORPORATION                                                                           285,772
     27,002  HOSPIRA INCORPORATED+                                                                                      871,354
     15,324  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            605,298
     41,787  KING PHARMACEUTICALS INCORPORATED+                                                                         347,250
     43,027  MEDIMMUNE INCORPORATED+                                                                                  1,024,473
    381,967  MERCK & COMPANY INCORPORATED                                                                            12,364,272
     46,062  MONSANTO COMPANY                                                                                         2,970,999
     46,575  MYLAN LABORATORIES INCORPORATED                                                                            825,309
  1,290,605  PFIZER INCORPORATED                                                                                     33,904,193
     29,962  PPG INDUSTRIES INCORPORATED                                                                              2,142,882
     55,831  PRAXAIR INCORPORATED<<                                                                                   2,672,072
    436,377  PROCTER & GAMBLE COMPANY<<                                                                              23,127,981
     33,633  ROHM & HAAS COMPANY                                                                                      1,614,384
    255,153  SCHERING-PLOUGH CORPORATION<<                                                                            4,631,027
     11,909  SIGMA-ALDRICH CORPORATION<<                                                                                729,426
    231,121  WYETH                                                                                                    9,748,684

                                                                                                                    194,108,876
                                                                                                                 --------------

COMMUNICATIONS - 4.02%
     52,335  ALLTEL CORPORATION<<                                                                                     2,870,575
    138,450  AT&T CORPORATION                                                                                         2,595,937
     83,036  AVAYA INCORPORATED+<<                                                                                      969,860
    316,837  BELLSOUTH CORPORATION<<                                                                                  8,329,645
     23,279  CENTURYTEL INCORPORATED<<                                                                                  764,482
     91,176  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,142,837
    382,662  COMCAST CORPORATION CLASS A+                                                                            12,926,322
    194,910  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              5,539,342
    289,114  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       1,069,722
    571,456  SBC COMMUNICATIONS INCORPORATED                                                                         13,537,793
    255,678  SPRINT CORPORATION-FON GROUP                                                                             5,816,674
     50,491  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         1,398,096
    479,171  VERIZON COMMUNICATIONS INCORPORATED                                                                     17,010,571

                                                                                                                     75,971,856
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.09%
     61,428  AMSOUTH BANCORPORATION                                                                                   1,594,057
    701,232  BANK OF AMERICA CORPORATION                                                                             30,924,331
    134,659  BANK OF NEW YORK COMPANY INCORPORATED                                                                    3,911,844
     94,876  BB&T CORPORATION<<                                                                                       3,707,754
    903,926  CITIGROUP INCORPORATED                                                                                  40,622,434
     29,442  COMERICA INCORPORATED                                                                                    1,621,665
     21,375  COMPASS BANCSHARES INCORPORATED                                                                            970,425
     89,969  FIFTH THIRD BANCORP                                                                                      3,866,868
     21,299  FIRST HORIZON NATIONAL CORPORATION                                                                         868,786
     48,849  GOLDEN WEST FINANCIAL CORPORATION                                                                        2,955,364

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     40,108  HUNTINGTON BANCSHARES INCORPORATED<<                                                                $      958,581
    614,749  JP MORGAN CHASE & COMPANY                                                                               21,270,315
     70,288  KEYCORP<<                                                                                                2,280,846
     17,012  M&T BANK CORPORATION<<                                                                                   1,736,245
     35,945  MARSHALL & ILSLEY CORPORATION                                                                            1,500,704
     73,306  MELLON FINANCIAL CORPORATION<<                                                                           2,092,153
    102,794  NATIONAL CITY CORPORATION<<                                                                              3,443,599
     81,416  NORTH FORK BANCORPORATION INCORPORATED                                                                   2,258,480
     35,184  NORTHERN TRUST CORPORATION                                                                               1,528,393
     48,893  PNC FINANCIAL SERVICES GROUP                                                                             2,517,012
     80,369  REGIONS FINANCIAL CORPORATION<<                                                                          2,603,956
     64,833  SOVEREIGN BANCORP INCORPORATED                                                                           1,436,699
     57,697  STATE STREET CORPORATION                                                                                 2,522,513
     58,674  SUNTRUST BANKS INCORPORATED<<                                                                            4,228,635
     53,774  SYNOVUS FINANCIAL CORPORATION                                                                            1,498,144
    320,611  US BANCORP                                                                                               9,240,009
    274,275  WACHOVIA CORPORATION<<                                                                                  13,963,340
    151,061  WASHINGTON MUTUAL INCORPORATED<<                                                                         5,966,910
    293,348  WELLS FARGO & COMPANY>>                                                                                 17,542,210
     15,543  ZIONS BANCORPORATION<<                                                                                   1,072,778

                                                                                                                    190,705,050
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.58%
     25,558  DARDEN RESTAURANTS INCORPORATED                                                                            784,119
    220,061  MCDONALD'S CORPORATION                                                                                   6,852,700
     19,716  WENDY'S INTERNATIONAL INCORPORATED<<                                                                       769,713
     50,405  YUM! BRANDS INCORPORATED<<                                                                               2,611,483

                                                                                                                     11,018,015
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.11%
     28,666  APOLLO GROUP INCORPORATED CLASS A+                                                                       2,123,004
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.61%
    112,235  AES CORPORATION+<<                                                                                       1,838,409
     23,781  ALLEGHENY ENERGY INCORPORATED+<<                                                                           491,315
     46,942  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    343,146
     33,785  AMEREN CORPORATION<<                                                                                     1,655,803
     66,316  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                           2,258,723
     92,428  CALPINE CORPORATION+<<                                                                                     258,798
     50,054  CENTERPOINT ENERGY INCORPORATED                                                                            602,150
     33,110  CINERGY CORPORATION                                                                                      1,341,617
     58,029  CITIZENS COMMUNICATIONS COMPANY                                                                            750,895
     37,273  CMS ENERGY CORPORATION+<<                                                                                  486,040
     41,961  CONSOLIDATED EDISON INCORPORATED                                                                         1,769,915
     30,592  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  1,581,606
     58,918  DOMINION RESOURCES INCORPORATED<<                                                                        4,385,267
     30,092  DTE ENERGY COMPANY                                                                                       1,368,584
    162,255  DUKE ENERGY CORPORATION<<                                                                                4,544,763

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     57,287  DYNEGY INCORPORATED CLASS A+<<                                                                      $      223,992
     56,361  EDISON INTERNATIONAL                                                                                     1,956,854
    111,265  EL PASO CORPORATION                                                                                      1,177,184
     36,871  ENTERGY CORPORATION                                                                                      2,605,305
    115,003  EXELON CORPORATION                                                                                       5,277,488
     57,057  FIRSTENERGY CORPORATION                                                                                  2,393,541
     67,670  FPL GROUP INCORPORATED                                                                                   2,716,951
     27,819  KEYSPAN CORPORATION                                                                                      1,084,106
     18,999  KINDER MORGAN INCORPORATED<<                                                                             1,438,224
      7,631  NICOR INCORPORATED                                                                                         283,034
     46,922  NISOURCE INCORPORATED                                                                                    1,069,352
      6,558  PEOPLES ENERGY CORPORATION                                                                                 274,911
     62,400  PG&E CORPORATION                                                                                         2,127,840
     15,840  PINNACLE WEST CAPITAL CORPORATION<<                                                                        673,358
     32,716  PPL CORPORATION                                                                                          1,766,337
     42,736  PROGRESS ENERGY INCORPORATED                                                                             1,792,775
     41,231  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             2,242,554
     41,171  SEMPRA ENERGY                                                                                            1,640,253
    128,501  SOUTHERN COMPANY<<                                                                                       4,090,187
     35,726  TECO ENERGY INCORPORATED<<                                                                                 560,184
     41,555  TXU CORPORATION<<                                                                                        3,309,025
     98,340  WASTE MANAGEMENT INCORPORATED                                                                            2,837,095
     98,639  WILLIAMS COMPANIES INCORPORATED                                                                          1,855,400
     69,351  XCEL ENERGY INCORPORATED                                                                                 1,191,450

                                                                                                                     68,264,431
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.29%
    140,253  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     279,103
     68,148  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   1,098,546
     64,403  ALTERA CORPORATION+                                                                                      1,273,891
     31,101  AMERICAN POWER CONVERSION CORPORATION                                                                      812,047
     64,440  ANALOG DEVICES INCORPORATED                                                                              2,328,862
     27,850  ANDREW CORPORATION+                                                                                        326,124
     53,294  APPLIED MICRO CIRCUITS CORPORATION+                                                                        175,337
     50,313  BROADCOM CORPORATION CLASS A+<<                                                                          1,505,365
     98,991  CIENA CORPORATION+                                                                                         170,265
  1,118,188  CISCO SYSTEMS INCORPORATED+                                                                             20,004,383
     34,191  COMVERSE TECHNOLOGY INCORPORATED+                                                                          862,297
     16,029  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,146,394
     72,538  EMERSON ELECTRIC COMPANY                                                                                 4,709,892
     69,465  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            1,198,271
  1,833,536  GENERAL ELECTRIC COMPANY                                                                                66,117,308
  1,077,198  INTEL CORPORATION                                                                                       25,023,310
     31,749  JABIL CIRCUIT INCORPORATED+<<                                                                              905,482
    249,913  JDS UNIPHASE CORPORATION+<<                                                                                417,355
     34,000  KLA-TENCOR CORPORATION+<<                                                                                1,564,340
     19,920  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 1,414,718
     53,120  LINEAR TECHNOLOGY CORPORATION                                                                            2,035,027

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     66,588  LSI LOGIC CORPORATION+                                                                              $      372,227
    766,502  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      2,107,881
     56,517  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,309,850
     13,753  MAYTAG CORPORATION<<                                                                                       192,129
    106,185  MICRON TECHNOLOGY INCORPORATED+<<                                                                        1,097,953
     29,008  MOLEX INCORPORATED                                                                                         764,651
    424,134  MOTOROLA INCORPORATED                                                                                    6,349,286
     61,463  NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,266,752
     63,338  NETWORK APPLIANCE INCORPORATED+<<                                                                        1,751,929
     24,182  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           646,385
     28,752  NVIDIA CORPORATION+                                                                                        683,148
     31,099  PMC-SIERRA INCORPORATED+                                                                                   273,671
     15,888  QLOGIC CORPORATION+                                                                                        643,464
    284,702  QUALCOMM INCORPORATED                                                                                   10,434,328
     30,858  ROCKWELL COLLINS INCORPORATED                                                                            1,468,532
     90,545  SANMINA-SCI CORPORATION+                                                                                   472,645
     26,304  SCIENTIFIC-ATLANTA INCORPORATED                                                                            742,299
     79,919  TELLABS INCORPORATED+                                                                                      583,409
    297,766  TEXAS INSTRUMENTS INCORPORATED                                                                           7,590,055
     11,565  WHIRLPOOL CORPORATION<<                                                                                    783,297
     60,289  XILINX INCORPORATED<<                                                                                    1,762,247

                                                                                                                    175,664,455
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
     14,800  FLUOR CORPORATION                                                                                          820,364
     23,729  MOODY'S CORPORATION<<                                                                                    1,918,727
     61,521  PAYCHEX INCORPORATED                                                                                     2,019,119
     15,790  QUEST DIAGNOSTICS INCORPORATED                                                                           1,660,003

                                                                                                                      6,418,213
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.39%
     19,019  BALL CORPORATION                                                                                           788,908
     25,063  FORTUNE BRANDS INCORPORATED                                                                              2,020,830
     47,523  ILLINOIS TOOL WORKS INCORPORATED                                                                         4,254,734
     10,022  SNAP-ON INCORPORATED                                                                                       318,599

                                                                                                                      7,383,071
                                                                                                                 --------------

FINANCIAL SERVICES - 0.03%
     40,875  JANUS CAPITAL GROUP INCORPORATED                                                                           570,206
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.42%
    134,404  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    6,369,406
    107,798  ARCHER-DANIELS-MIDLAND COMPANY<<                                                                         2,649,675
     56,328  CAMPBELL SOUP COMPANY                                                                                    1,634,639
    391,902  COCA-COLA COMPANY                                                                                       16,330,556
     61,016  COCA-COLA ENTERPRISES INCORPORATED                                                                       1,252,048
     89,175  CONAGRA FOODS INCORPORATED<<                                                                             2,409,508
     63,154  GENERAL MILLS INCORPORATED                                                                               3,104,019
     19,368  HERCULES INCORPORATED+<<                                                                                   280,449

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     37,845  HERSHEY FOODS CORPORATION                                                                           $    2,288,109
     60,556  HJ HEINZ COMPANY                                                                                         2,230,883
     60,714  KELLOGG COMPANY                                                                                          2,627,095
     23,489  MCCORMICK & COMPANY INCORPORATED                                                                           808,726
     13,905  MOLSON COORS BREWING COMPANY                                                                             1,073,049
     34,203  PEPSI BOTTLING GROUP INCORPORATED<<                                                                        952,554
    290,304  PEPSICO INCORPORATED                                                                                    15,394,821
    136,544  SARA LEE CORPORATION                                                                                     3,025,815
     33,834  WM. WRIGLEY JR. COMPANY                                                                                  2,218,495

                                                                                                                     64,649,847
                                                                                                                 --------------

FOOD STORES - 0.37%
     63,669  ALBERTSON'S INCORPORATED<<                                                                               1,314,765
    126,657  KROGER COMPANY+<<                                                                                        2,030,312
     69,132  STARBUCKS CORPORATION+                                                                                   3,571,359

                                                                                                                      6,916,436
                                                                                                                 --------------

FORESTRY - 0.15%
     41,990  WEYERHAEUSER COMPANY                                                                                     2,876,315
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.25%
     33,013  LEGGETT & PLATT INCORPORATED                                                                               953,415
     77,498  MASCO CORPORATION                                                                                        2,686,856
     47,537  NEWELL RUBBERMAID INCORPORATED                                                                           1,042,962

                                                                                                                      4,683,233
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.64%
     19,524  BIG LOTS INCORPORATED+<<                                                                                   234,678
     52,148  DOLLAR GENERAL CORPORATION                                                                               1,142,563
     29,011  FAMILY DOLLAR STORES INCORPORATED<<                                                                        880,774
     29,270  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               1,862,743
     49,406  JC PENNEY COMPANY INCORPORATED                                                                           2,565,160
     50,510  MAY DEPARTMENT STORES COMPANY                                                                            1,869,880
     16,602  SEARS HOLDINGS CORPORATION+<<                                                                            2,210,888
    154,898  TARGET CORPORATION                                                                                       7,747,998
     83,358  TJX COMPANIES INCORPORATED<<                                                                             2,053,108
    586,066  WAL-MART STORES INCORPORATED                                                                            29,367,767

                                                                                                                     49,935,559
                                                                                                                 --------------

HEALTH SERVICES - 0.60%
     79,053  CAREMARK RX INCORPORATED+                                                                                3,144,728
     71,212  HCA INCORPORATED                                                                                         3,814,827
     42,209  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     1,105,032
     23,361  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,126,000
     14,909  MANOR CARE INCORPORATED                                                                                    542,091
     81,014  TENET HEALTHCARE CORPORATION+<<                                                                            934,091
     18,942  WATSON PHARMACEUTICALS INCORPORATED+                                                                       582,088

                                                                                                                     11,248,857
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.54%
     16,546  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                 $      615,511
     34,560  ARCHSTONE-SMITH TRUST                                                                                    1,178,842
     69,756  EQUITY OFFICE PROPERTIES TRUST                                                                           2,101,749
     48,915  EQUITY RESIDENTIAL                                                                                       1,575,552
     31,796  PLUM CREEK TIMBER COMPANY                                                                                1,135,117
     31,812  PROLOGIS                                                                                                 1,180,225
     38,259  SIMON PROPERTY GROUP INCORPORATED<<                                                                      2,317,730

                                                                                                                     10,104,726
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
     52,347  BED BATH & BEYOND INCORPORATED+                                                                          1,912,759
     51,645  BEST BUY COMPANY INCORPORATED<<                                                                          2,789,347
     33,088  CIRCUIT CITY STORES INCORPORATED                                                                           531,062
     27,413  RADIO SHACK CORPORATION                                                                                    671,619

                                                                                                                      5,904,787
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
     66,551  HILTON HOTELS CORPORATION<<                                                                              1,487,415
     34,759  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              2,323,987
     36,754  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       2,206,342

                                                                                                                      6,017,744
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.74%
    133,620  3M COMPANY                                                                                              11,449,898
     31,169  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                               1,448,735
    141,361  APPLE COMPUTER INCORPORATED+<<                                                                           5,890,513
    288,514  APPLIED MATERIALS INCORPORATED+<<                                                                        4,688,352
     58,502  BAKER HUGHES INCORPORATED<<                                                                              2,602,754
     13,877  BLACK & DECKER CORPORATION<<                                                                             1,096,144
     59,324  CATERPILLAR INCORPORATED                                                                                 5,424,587
      7,401  CUMMINS INCORPORATED<<                                                                                     520,660
     42,706  DEERE & COMPANY                                                                                          2,866,854
    425,379  DELL INCORPORATED+                                                                                      16,343,061
     35,237  DOVER CORPORATION                                                                                        1,331,606
     26,449  EATON CORPORATION                                                                                        1,729,765
    416,126  EMC CORPORATION+                                                                                         5,126,672
     51,713  GATEWAY INCORPORATED+                                                                                      208,403
    500,897  HEWLETT-PACKARD COMPANY                                                                                 10,989,680
     29,981  INGERSOLL-RAND COMPANY CLASS A                                                                           2,387,987
    282,425  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             25,807,997
     21,904  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,751,663
     29,026  NATIONAL-OILWELL INCORPORATED+                                                                           1,355,514
     21,450  PALL CORPORATION                                                                                           581,724
     20,788  PARKER HANNIFIN CORPORATION                                                                              1,266,405
     39,932  PITNEY BOWES INCORPORATED                                                                                1,801,732
    167,982  SOLECTRON CORPORATION+                                                                                     582,898

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,005  STANLEY WORKS<<                                                                                     $      588,736
     41,974  SYMBOL TECHNOLOGIES INCORPORATED                                                                           608,203

                                                                                                                    108,450,543
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     54,743  AON CORPORATION<<                                                                                        1,250,330
     27,819  HUMANA INCORPORATED+                                                                                       888,539
     23,616  JEFFERSON-PILOT CORPORATION                                                                              1,158,365
     91,497  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  2,783,339
     51,474  UNUMPROVIDENT CORPORATION<<                                                                                876,087

                                                                                                                      6,956,660
                                                                                                                 --------------

INSURANCE CARRIERS - 5.15%
     49,162  ACE LIMITED                                                                                              2,028,916
     50,921  AETNA INCORPORATED                                                                                       3,816,529
     86,815  AFLAC INCORPORATED<<                                                                                     3,234,727
    117,494  ALLSTATE CORPORATION                                                                                     6,351,726
     18,798  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,405,150
    450,560  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               24,965,530
     33,137  CHUBB CORPORATION<<                                                                                      2,626,770
     22,757  CIGNA CORPORATION<<                                                                                      2,032,200
     27,485  CINCINNATI FINANCIAL CORPORATION                                                                         1,198,621
     51,154  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                         3,507,118
     30,159  LINCOLN NATIONAL CORPORATION                                                                             1,361,377
     27,614  LOEWS CORPORATION                                                                                        2,030,734
     24,343  MBIA INCORPORATED<<                                                                                      1,272,652
    126,787  METLIFE INCORPORATED                                                                                     4,957,372
     16,741  MGIC INVESTMENT CORPORATION<<                                                                            1,032,417
     51,815  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                 1,994,359
     34,632  PROGRESSIVE CORPORATION<<                                                                                3,177,832
     90,645  PRUDENTIAL FINANCIAL INCORPORATED                                                                        5,203,023
     21,999  SAFECO CORPORATION                                                                                       1,071,571
    115,809  ST. PAUL COMPANIES INCORPORATED                                                                          4,253,665
     18,701  TORCHMARK CORPORATION                                                                                      976,192
    110,968  UNITEDHEALTH GROUP INCORPORATED                                                                         10,584,128
     52,759  WELLPOINT INCORPORATED+                                                                                  6,613,341
     24,050  XL CAPITAL LIMITED CLASS A<<                                                                             1,740,498

                                                                                                                     97,436,448
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.10%
     33,074  COACH INCORPORATED+                                                                                      1,872,981
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
     44,949  GEORGIA-PACIFIC CORPORATION                                                                              1,595,240
     19,160  LOUISIANA-PACIFIC CORPORATION<<                                                                            481,682

                                                                                                                      2,076,922
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.99%
     74,769  AGILENT TECHNOLOGIES INCORPORATED+                                                                  $    1,659,872
     22,766  ALLERGAN INCORPORATED<<                                                                                  1,581,554
     33,962  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               670,410
      9,280  BAUSCH & LOMB INCORPORATED                                                                                 680,224
    107,201  BAXTER INTERNATIONAL INCORPORATED                                                                        3,642,690
     43,751  BECTON DICKINSON & COMPANY                                                                               2,555,933
     43,710  BIOMET INCORPORATED                                                                                      1,586,673
    131,476  BOSTON SCIENTIFIC CORPORATION+                                                                           3,850,932
     18,117  C.R. BARD INCORPORATED<<                                                                                 1,233,405
     47,604  DANAHER CORPORATION                                                                                      2,542,530
     49,592  EASTMAN KODAK COMPANY                                                                                    1,614,220
     20,289  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          1,154,850
     55,805  GUIDANT CORPORATION<<                                                                                    4,123,989
    209,233  MEDTRONIC INCORPORATED                                                                                  10,660,421
      8,602  MILLIPORE CORPORATION+                                                                                     373,327
     22,408  PERKINELMER INCORPORATED                                                                                   462,277
     78,380  RAYTHEON COMPANY                                                                                         3,033,306
     30,266  ROCKWELL AUTOMATION INCORPORATED                                                                         1,714,266
     62,431  ST. JUDE MEDICAL INCORPORATED+                                                                           2,247,516
     64,818  STRYKER CORPORATION<<                                                                                    2,891,531
     15,460  TEKTRONIX INCORPORATED                                                                                     379,234
     33,591  TERADYNE INCORPORATED+<<                                                                                   490,429
     27,669  THERMO ELECTRON CORPORATION+                                                                               699,749
     20,903  WATERS CORPORATION+                                                                                        748,118
    165,614  XEROX CORPORATION+<<                                                                                     2,509,052
     42,674  ZIMMER HOLDINGS INCORPORATED+<<                                                                          3,320,464

                                                                                                                     56,426,972
                                                                                                                 --------------

METAL MINING - 0.33%
     30,963  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    1,226,444
     76,790  NEWMONT MINING CORPORATION                                                                               3,244,378
     16,721  PHELPS DODGE CORPORATION<<                                                                               1,701,027

                                                                                                                      6,171,849
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
     17,803  VULCAN MATERIALS COMPANY<<                                                                               1,011,744
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.61%
     28,873  HASBRO INCORPORATED                                                                                        590,453
    514,409  JOHNSON & JOHNSON<<                                                                                     34,547,708
     72,081  MATTEL INCORPORATED                                                                                      1,538,929
     25,169  TIFFANY & COMPANY                                                                                          868,834
    348,261  TYCO INTERNATIONAL LIMITED                                                                              11,771,222

                                                                                                                     49,317,146
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.13%
     81,712  COSTCO WHOLESALE CORPORATION<<                                                                           3,610,036
     69,206  CVS CORPORATION<<                                                                                        3,641,620
     12,218  DILLARDS INCORPORATED CLASS A                                                                              328,664

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL (CONTINUED)
     13,161  EXPRESS SCRIPTS INCORPORATED+<<                                                                     $    1,147,508
     54,106  OFFICE DEPOT INCORPORATED+                                                                               1,200,071
     85,673  STAPLES INCORPORATED<<                                                                                   2,692,702
     37,202  TOYS R US INCORPORATED+                                                                                    958,323
    176,687  WALGREEN COMPANY<<                                                                                       7,848,437

                                                                                                                     21,427,361
                                                                                                                 --------------

MOTION PICTURES - 1.72%
    498,737  NEWS CORPORATION CLASS A<<                                                                               8,438,630
    795,034  TIME WARNER INCORPORATED+                                                                               13,952,847
    354,172  WALT DISNEY COMPANY<<                                                                                   10,175,361

                                                                                                                     32,566,838
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
    193,612  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                            14,083,337
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.38%
    202,936  AMERICAN EXPRESS COMPANY                                                                                10,424,822
     42,759  CAPITAL ONE FINANCIAL CORPORATION                                                                        3,197,091
     36,474  CIT GROUP INCORPORATED                                                                                   1,386,012
    100,405  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      3,259,146
    167,436  FANNIE MAE<<                                                                                             9,116,890
    119,016  FREDDIE MAC                                                                                              7,521,811
    221,023  MBNA CORPORATION                                                                                         5,426,115
     50,705  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         870,098
     74,355  SLM CORPORATION                                                                                          3,705,853

                                                                                                                     44,907,838
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.46%
     40,969  ANADARKO PETROLEUM CORPORATION                                                                           3,117,741
     56,475  APACHE CORPORATION                                                                                       3,457,964
     28,103  BJ SERVICES COMPANY<<                                                                                    1,457,984
     66,930  BURLINGTON RESOURCES INCORPORATED                                                                        3,351,185
     82,934  DEVON ENERGY CORPORATION                                                                                 3,960,098
     41,341  EOG RESOURCES INCORPORATED<<                                                                             2,014,960
     87,265  HALLIBURTON COMPANY                                                                                      3,774,211
     28,235  KERR-MCGEE CORPORATION                                                                                   2,211,648
     24,495  NABORS INDUSTRIES LIMITED+                                                                               1,448,634
     23,451  NOBLE CORPORATION<<                                                                                      1,318,181
     68,716  OCCIDENTAL PETROLEUM CORPORATION                                                                         4,890,518
     18,550  ROWAN COMPANIES INCORPORATED+<<                                                                            555,202
    101,992  SCHLUMBERGER LIMITED<<                                                                                   7,188,396
     55,558  TRANSOCEAN INCORPORATED+                                                                                 2,859,015
     46,805  UNOCAL CORPORATION                                                                                       2,887,400
     60,094  XTO ENERGY INCORPORATED                                                                                  1,973,487

                                                                                                                     46,466,624
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS - 0.64%
     18,518  BEMIS COMPANY INCORPORATED                                                                          $      576,280
     84,820  INTERNATIONAL PAPER COMPANY                                                                              3,120,528
     83,254  KIMBERLY-CLARK CORPORATION                                                                               5,472,285
     35,056  MEADWESTVACO CORPORATION<<                                                                               1,115,482
     16,166  OFFICEMAX INCORPORATED                                                                                     541,561
     25,676  PACTIV CORPORATION+                                                                                        599,535
      9,897  TEMPLE-INLAND INCORPORATED                                                                                 718,027

                                                                                                                     12,143,698
                                                                                                                 --------------

PERSONAL SERVICES - 0.13%
     25,844  CINTAS CORPORATION                                                                                       1,067,616
     28,587  H & R BLOCK INCORPORATED<<                                                                               1,445,930

                                                                                                                      2,513,546
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.80%
     14,745  AMERADA HESS CORPORATION<<                                                                               1,418,616
     11,472  ASHLAND INCORPORATED<<                                                                                     774,016
    364,043  CHEVRONTEXACO CORPORATION<<                                                                             21,227,347
    120,367  CONOCOPHILLIPS                                                                                          12,980,377
  1,104,592  EXXONMOBIL CORPORATION                                                                                  65,833,683
     60,029  MARATHON OIL CORPORATION                                                                                 2,816,561
     11,999  SUNOCO INCORPORATED<<                                                                                    1,242,137
     44,396  VALERO ENERGY CORPORATION<<                                                                              3,252,895

                                                                                                                    109,545,632
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.43%
    150,762  ALCOA INCORPORATED                                                                                       4,581,657
     15,484  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        373,319
     21,136  ENGELHARD CORPORATION                                                                                      634,714
     27,638  NUCOR CORPORATION                                                                                        1,590,844
     19,748  UNITED STATES STEEL CORPORATION<<                                                                        1,004,186

                                                                                                                      8,184,720
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
     12,211  DOW JONES & COMPANY INCORPORATED<<                                                                         456,325
     43,449  GANNETT COMPANY INCORPORATED                                                                             3,435,947
     13,060  KNIGHT-RIDDER INCORPORATED<<                                                                               878,285
     32,945  MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,874,451
      7,867  MEREDITH CORPORATION                                                                                       367,782
     25,217  NEW YORK TIMES COMPANY CLASS A<<                                                                           922,438
     37,261  RR DONNELLEY & SONS COMPANY                                                                              1,178,193
     51,597  TRIBUNE COMPANY<<                                                                                        2,057,172
    294,950  VIACOM INCORPORATED CLASS B                                                                             10,273,109

                                                                                                                     22,443,702
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.57%
     65,452  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            $    3,529,827
     37,299  CSX CORPORATION                                                                                          1,553,503
     69,243  NORFOLK SOUTHERN CORPORATION                                                                             2,565,453
     45,149  UNION PACIFIC CORPORATION                                                                                3,146,885

                                                                                                                     10,795,668
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     12,138  COOPER TIRE & RUBBER COMPANY<<                                                                             222,854
     30,407  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          405,933
      9,691  REEBOK INTERNATIONAL LIMITED<<                                                                             429,311
     14,455  SEALED AIR CORPORATION+                                                                                    750,793

                                                                                                                      1,808,891
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
     19,598  BEAR STEARNS COMPANIES INCORPORATED<<                                                                    1,957,840
    198,587  CHARLES SCHWAB CORPORATION                                                                               2,087,149
     64,116  E*TRADE FINANCIAL CORPORATION+                                                                             769,392
     16,458  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   465,926
     34,217  FRANKLIN RESOURCES INCORPORATED                                                                          2,348,997
     77,457  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,519,496
     47,749  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,496,046
    161,020  MERRILL LYNCH & COMPANY INCORPORATED                                                                     9,113,732
    192,489  MORGAN STANLEY                                                                                          11,019,995
     21,410  T ROWE PRICE GROUP INCORPORATED                                                                          1,271,326

                                                                                                                     42,049,899
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
    243,866  CORNING INCORPORATED+                                                                                    2,714,229
                                                                                                                 --------------


TOBACCO PRODUCTS - 1.40%
    357,846  ALTRIA GROUP INCORPORATED                                                                               23,399,550
     20,143  REYNOLDS AMERICAN INCORPORATED<<                                                                         1,623,324
     28,597  UST INCORPORATED                                                                                         1,478,465

                                                                                                                     26,501,339
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.36%
     24,188  DELTA AIR LINES INCORPORATED+<<                                                                             97,961
     52,124  FEDEX CORPORATION                                                                                        4,897,050
    127,448  SOUTHWEST AIRLINES COMPANY                                                                               1,814,860

                                                                                                                      6,809,871
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.90%
    143,999  BOEING COMPANY                                                                                           8,418,181
     16,761  BRUNSWICK CORPORATION<<                                                                                    785,253
     25,975  DANA CORPORATION                                                                                           332,220
     97,079  DELPHI CORPORATION                                                                                         434,914
    316,724  FORD MOTOR COMPANY<<                                                                                     3,588,483
     34,620  GENERAL DYNAMICS CORPORATION                                                                             3,706,071

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
     97,708  GENERAL MOTORS CORPORATION<<                                                                        $    2,871,638
     30,224  GENUINE PARTS COMPANY<<                                                                                  1,314,442
     20,771  GOODRICH CORPORATION                                                                                       795,322
     50,507  HARLEY-DAVIDSON INCORPORATED<<                                                                           2,917,284
    147,173  HONEYWELL INTERNATIONAL INCORPORATED                                                                     5,476,307
     15,963  ITT INDUSTRIES INCORPORATED                                                                              1,440,501
     33,070  JOHNSON CONTROLS INCORPORATED                                                                            1,843,983
     69,444  LOCKHEED MARTIN CORPORATION                                                                              4,240,251
     11,376  NAVISTAR INTERNATIONAL CORPORATION+                                                                        414,086
     62,321  NORTHROP GRUMMAN CORPORATION                                                                             3,364,088
     30,046  PACCAR INCORPORATED                                                                                      2,175,030
     23,380  TEXTRON INCORPORATED                                                                                     1,744,616
     88,599  UNITED TECHNOLOGIES CORPORATION                                                                          9,006,974

                                                                                                                     54,869,644
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
     22,752  SABRE HOLDINGS CORPORATION                                                                                 497,814
                                                                                                                 --------------

WATER TRANSPORTATION - 0.25%
     91,138  CARNIVAL CORPORATION                                                                                     4,721,860
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
     19,219  AMERISOURCE-BERGEN CORPORATION<<                                                                         1,101,057
     15,592  BROWN-FORMAN CORPORATION CLASS B<<                                                                         853,662
     75,008  CARDINAL HEALTH INCORPORATED                                                                             4,185,446
     51,066  MCKESSON CORPORATION<<                                                                                   1,927,741
     47,633  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                   2,361,168
     39,741  NIKE INCORPORATED CLASS B                                                                                3,310,823
     77,412  SAFEWAY INCORPORATED+<<                                                                                  1,434,444
     23,371  SUPERVALU INCORPORATED                                                                                     779,423
    110,177  SYSCO CORPORATION                                                                                        3,944,337

                                                                                                                     19,898,101
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
     22,408  VISTEON CORPORATION                                                                                        127,949
     14,429  W.W. GRAINGER INCORPORATED                                                                                 898,494

                                                                                                                      1,026,443
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,554,943,861)                                                                        1 ,871,737,298
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.17%
  1,681,000  EVERGREEN MONEY MARKET FUND                                                                              1,681,000
 10,546,009  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  10,546,009
  9,917,850  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          9,917,850

                                                                                                                     22,144,859
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 13.31%
$92,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $92,007,360)                                               2.88%        04/01/2005  $   92,000,000
  3,362,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005       3,362,000
  1,009,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006       1,009,121
 11,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005      10,996,590
 12,000,000  BLUE SPICE LLC                                                             2.84         04/01/2005      12,000,000
  1,681,000  CC USA INCORPORATED                                                        2.94         07/05/2005       1,681,723
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/18/2005       4,993,450
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       4,990,750
 12,000,000  CIESCO LLC                                                                 2.84         04/01/2005      12,000,000
  4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.74         04/06/2005       4,000,000
  5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.75         04/07/2005       5,000,000
 13,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005      12,978,940
  1,009,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005       1,001,564
  8,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       8,002,240
  1,345,000  K2 (USA) LLC                                                               2.85         07/24/2006       1,345,067
 11,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005      10,959,080
 10,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005      10,000,000
  1,681,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005       1,682,110
  3,362,000  LINKS FINANCE LLC                                                          2.80         03/15/2006       3,361,529
  2,354,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005       2,354,000
  7,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       7,000,000
  3,362,000  MORGAN STANLEY                                                             2.95         04/22/2005       3,356,554
  1,345,000  MORGAN STANLEY                                                             2.81         08/13/2010       1,345,013
  3,362,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005       3,358,100
  5,000,000  NEPTUNE FUNDING CORPORATION                                                2.84         04/29/2005       4,989,200
  3,362,000  RACERS TRUST                                                               2.85         05/20/2005       3,363,547
  3,362,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005       3,362,000
  3,362,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006       3,361,563
  1,681,000  TRAVELERS INSURANCE COMPANY                                                2.88         02/10/2006       1,680,966
 13,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005      13,000,000

                                                                                                                    251,530,727
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $273,675,586)                                                       273,675,586
                                                                                                                 --------------

SHARES

RIGHTS - 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                       0
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 0.10%

US TREASURY BILLS - 0.10%
$   455,000  US TREASURY BILL^                                                          1.99%        04/07/2005  $      454,827
    435,000  US TREASURY BILL^                                                          2.00         04/07/2005         434,834
    915,000  US TREASURY BILL^#                                                         2.26         05/12/2005         912,291

                                                                                                                      1,801,952
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,802,365)                                                                        1,801,952
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,830,421,812)*                            113.59%                                                        $2,147,214,836
OTHER ASSETS AND LIABILITIES, NET                 (13.59)                                                          (256,850,631)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $1,890,364,205
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,421,815.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $82,581,083. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.50% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.03%

AUSTRALIA - 1.57%
     94,000  WESTFIELD GROUP (PROPERTIES)                                                                        $    1,175,335
     70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        1,320,179

                                                                                                                      2,495,514
                                                                                                                 --------------

BELGIUM - 1.17%
     65,100  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         1,854,864
                                                                                                                 --------------


DENMARK - 1.92%
     36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,070,603
     35,400  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   1,971,012

                                                                                                                      3,041,615
                                                                                                                 --------------

FINLAND - 0.31%
     14,234  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   486,565
                                                                                                                 --------------


FRANCE - 12.42%
     87,700  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+            1,064,091
     76,000  AXA (INSURANCE CARRIERS)                                                                                 2,024,552
     36,500  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,446,884
     35,174  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,226,528
     20,400  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,975,396
     38,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       3,238,039
     56,100  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                          1,869,685
     12,950  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       3,030,055
     11,800  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 1,700,945
     68,300  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          2,092,126

                                                                                                                     19,668,301
                                                                                                                 --------------

GERMANY - 7.58%
     18,900  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                     858,723
     19,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               1,569,739
    112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                    2,235,848
     27,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              2,316,646
     13,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,100,968
     46,000  METRO AG (FOOD STORES)                                                                                   2,469,258
      9,000  SAP AG (BUSINESS SERVICES)                                                                               1,450,281

                                                                                                                     12,001,463
                                                                                                                 --------------

GREECE - 0.99%
     12,256  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    414,025
     65,100  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        1,149,375

                                                                                                                      1,563,400
                                                                                                                 --------------

HONG KONG - 3.62%
    117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               1,038,823
    253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          827,174
  3,050,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,231,818
  2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)+                                                          738,985

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG (CONTINUED)
    124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                      $    1,133,350
    150,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                             755,822

                                                                                                                      5,725,972
                                                                                                                 --------------

HUNGARY - 0.71%
     16,422  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                   1,129,834
                                                                                                                 --------------

INDIA - 0.48%
     44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                  754,160
                                                                                                                 --------------

ISRAEL - 0.78%
     40,000  TEVA PHARMECEUTICAL INDUSTRIES LIMITED (PHARMACEUTICALS)                                                 1,240,000
                                                                                                                 --------------

ITALY - 3.42%
     65,442  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,699,186
    149,800  MEDIASET SPA (COMMUNICATIONS)                                                                            2,155,452
    265,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        1,556,136

                                                                                                                      5,410,774
                                                                                                                 --------------

JAPAN - 20.87%
    147,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              2,482,673
     87,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                               1,061,233
    280,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,240,324
    183,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         2,020,629
      7,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,783,717
    206,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 1,899,972
     42,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                      2,257,531
    221,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,568,414
    587,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      1,483,512
        333  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                          1,537,210
    195,000  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,998,554
      1,902  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 3,192,763
     88,500  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,931,269
    129,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        1,265,579
     54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          1,410,053
    121,000  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             1,173,552
     86,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,541,841
     23,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                1,548,634
     82,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,655,600

                                                                                                                     33,053,060
                                                                                                                 --------------

NETHERLANDS - 6.60%
     94,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       1,587,727
     64,000  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,933,033
    199,000  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      1,666,438
     56,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  3,377,857
    103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,884,925

                                                                                                                     10,449,980
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RUSSIA - 0.57%
     25,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                             $      900,864
                                                                                                                 --------------

SINGAPORE - 1.92%
     86,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       776,253
    401,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,107,715
    133,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,160,200

                                                                                                                      3,044,168
                                                                                                                 --------------

SPAIN - 3.11%
     59,000  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                               1,460,794
    106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,725,834
     96,700  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,734,866

                                                                                                                      4,921,494
                                                                                                                 --------------

SWEDEN - 2.71%
     28,600  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)<<                                                        1,365,102
     71,000  SECURITAS AB (BUSINESS SERVICES)                                                                         1,134,650
    351,900  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                              1,786,648

                                                                                                                      4,286,400
                                                                                                                 --------------

SWITZERLAND - 6.76%
      3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        930,270
     61,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,845,868
     32,200  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           3,451,394
     22,000  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,857,782
      9,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                       1,614,548

                                                                                                                     10,699,862
                                                                                                                 --------------

TAIWAN - 0.57%
    106,925  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  906,724
                                                                                                                 --------------

THAILAND - 1.06%
    660,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                1,687,116
                                                                                                                 --------------

UNITED KINGDOM - 17.89%
     42,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,655,649
    129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,547,989
    217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   2,223,623
     83,100  BHP BILLITON PLC (COAL MINING)                                                                           1,116,542
    359,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              1,638,386
    109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,712,795
    349,000  EMI GROUP PLC (COMMUNICATIONS)                                                                           1,558,123
    128,700  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,950,149
    181,900  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              2,877,152
    856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           1,832,818
     73,000  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                743,560
  8,100,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                              15,690
    162,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                746,981
    200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,740,852

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
    297,100  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                     $    2,666,864
     89,100  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         1,602,947
    149,000  WPP GROUP PLC (BUSINESS SERVICES)                                                                        1,696,477

                                                                                                                     28,326,597
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $138,376,609)                                                                             153,648,727
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.43%

  7,012,641  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,012,641
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,012,641)                                                             7,012,641
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.87%

MUTUAL FUND - 2.87%

  4,537,042  WELLS FARGO MONEY MARKET TRUST~>>                                                                        4,537,042
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,537,042)                                                                        4,537,042
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $149,926,292)*                              104.33%                                                        $  165,198,410
OTHER ASSETS AND LIABILITIES, NET                  (4.33)                                                            (6,849,412)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  158,348,998
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,537,042.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.77%

AUSTRALIA - 0.17%
     22,707  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        $      269,889
                                                                                                                 --------------

AUSTRIA - 0.23%
      6,900  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   360,908
                                                                                                                 --------------

BELGIUM - 4.58%
    177,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         5,070,035
     62,167  INBEV (FOOD & KINDRED PRODUCTS)                                                                          2,176,647

                                                                                                                      7,246,682
                                                                                                                 --------------

BRAZIL - 0.75%
        300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                              8,700
    197,181  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                    1,179,142

                                                                                                                      1,187,842
                                                                                                                 --------------

CANADA - 2.80%
     42,900  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                                1,037,303
     33,500  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                2,365,797
    282,100  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT

             COMPUTER EQUIPMENT)+                                                                                       770,133
      3,300  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       252,186

                                                                                                                      4,425,419
                                                                                                                 --------------

CHINA - 0.20%
    164,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
             WAREHOUSING)                                                                                               321,715
                                                                                                                 --------------

CZECH REPUBLIC - 1.13%
     95,257  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,782,084
                                                                                                                 --------------


DENMARK - 0.80%
     22,700  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)<<                                                 1,263,898
                                                                                                                 --------------

FRANCE - 6.28%
      1,792  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  329,628
     32,798  CARREFOUR SA (FOOD STORES)                                                                               1,740,599
     66,400  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                      1,988,307
     94,800  JC DECAUX SA (BUSINESS SERVICES)+                                                                        2,588,035
      7,700  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    575,930
     20,953  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   586,683
     62,900  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                               1,544,309
     19,000  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            581,997

                                                                                                                      9,935,488
                                                                                                                 --------------

GERMANY - 4.68%
     11,625  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,476,049
     78,556  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                     1,921,563
     71,400  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                1,549,377
      7,100  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                 506,203
    104,200  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                 1,953,168

                                                                                                                      7,406,360
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG - 5.16%
    119,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          $    1,059,245
  1,127,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        3,686,318
    273,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               799,806
    122,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         265,134
     23,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                       40,253
    352,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 509,985
     18,100  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    80,527
    254,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               499,894
    134,700  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           1,221,884

                                                                                                                      8,163,046
                                                                                                                 --------------

ITALY - 5.16%
     72,138  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          2,328,450
    319,505  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,623,556
     68,200  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,770,797
     15,500  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   269,039
    171,928  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        2,179,661

                                                                                                                      8,171,503
                                                                                                                 --------------

JAPAN - 19.88%
     15,500  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 831,157
    100,700  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     3,624,937
        196  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     1,052,840
        331  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)<<                                                    780,966
     61,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,059,843
         70  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              776,835
        963  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                767,850
      5,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,320,414
     83,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               1,076,433
        518  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            2,449,184
    275,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                         1,374,615
     55,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 773,571
     22,500  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  2,868,367
     27,427  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,874,848
     59,700  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       3,629,992
     12,200  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,380,080
    325,900  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                 586,577
    229,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,492,782
     33,700  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    656,840
    206,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                              1,073,897

                                                                                                                     31,452,028
                                                                                                                 --------------

LUXEMBOURG - 0.56%
     10,986  RTI GROUP (COMMUNICATIONS)                                                                                 830,256
      8,300  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         64,051

                                                                                                                        894,307
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEXICO - 2.67%
     45,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                             $    2,651,880
    447,000  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  1,568,526

                                                                                                                      4,220,406
                                                                                                                 --------------

NETHERLANDS - 2.84%
    140,357  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       2,370,729
     22,900  ASML HOLDING NV NY REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                    384,033
     57,379  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,733,055

                                                                                                                      4,487,817
                                                                                                                 --------------

NORWAY - 1.05%
    185,100  TELENOR ASA (COMMUNICATIONS)                                                                             1,665,028
                                                                                                                 --------------

PORTUGAL - 0.60%
    347,571  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     946,164
                                                                                                                 --------------

RUSSIA - 2.41%
     36,331  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                        589,652
      2,632  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                          88,698
     16,800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,274,720
     55,523  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                        866,159

                                                                                                                      3,819,229
                                                                                                                 --------------

SINGAPORE - 2.47%
    128,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,155,353
     23,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                             157,813
    143,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,030,865
  1,001,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    1,564,489

                                                                                                                      3,908,520
                                                                                                                 --------------

SPAIN - 6.04%
     27,431  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                          1,121,875
    103,326  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,682,297
    109,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,330,421
     38,300  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,145,381
    104,698  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,115,865
    124,500  TELEFONICA SA (COMMUNICATIONS)<<                                                                         2,169,063

                                                                                                                      9,564,902
                                                                                                                 --------------

SWEDEN - 2.41%
     53,300  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)+                                                    1,503,060
    822,800  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                2,315,649

                                                                                                                      3,818,709
                                                                                                                 --------------

SWITZERLAND - 10.96%
    135,316  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,336,253
     56,259  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                2,415,367
      3,638  JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                                         1,261,536
     13,445  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      3,678,673

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
     20,131  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                      $    2,157,765
        500  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                     75,164
     64,137  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         5,416,025

                                                                                                                     17,340,783
                                                                                                                 --------------

TAIWAN - 0.99%
     73,800  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                    1,563,822
                                                                                                                 --------------

THAILAND - 0.13%
     79,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                  201,943
                                                                                                                 --------------

UNITED KINGDOM - 13.82%
     86,400  ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                               871,069
    320,370  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            3,514,460
     14,158  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        777,503
    100,400  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                            1,596,215
  1,630,027  ITV PLC (COMMUNICATIONS)                                                                                 3,927,440
    770,132  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       4,202,345
     99,000  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,206,701
     37,323  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           350,893
    688,000  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      4,114,971
    353,092  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                             1,307,822

                                                                                                                     21,869,419
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $143,442,511)                                                                             156,287,911
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.68%
  7,398,731  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,398,731
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,398,731)                                                             7,398,731
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.83%

MUTUAL FUND - 0.83%
  1,316,254  WELLS FARGO MONEY MARKET TRUST~>>                                                                        1,316,254
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,316,254)                                                                        1,316,254
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $152,157,496)                               104.28%                                                        $  165,002,896
OTHER ASSETS AND LIABILITIES, NET                  (4.28)                                                            (6,773,687)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  158,229,209
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,316,254.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.47%

AUSTRALIA - 5.01%
     20,187  ALUMINA LIMITED (METAL MINING)                                                                      $       91,828
     15,266  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    84,416
     31,979  AMP LIMITED (INSURANCE CARRIERS)                                                                           174,858
      2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   17,403
      5,215  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                41,001
     30,913  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                    492,285
      7,852  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    86,110
      1,934  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                       30,261
     11,622  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      37,698
     61,032  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            842,305
     12,662  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            85,076
      9,620  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      45,320
     16,842  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                   103,407
     13,499  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                       54,003
     26,583  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                       32,643
      7,857  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                          52,063
      1,027  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,015
     19,097  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                  138,785
     21,648  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   584,489
     19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                             18,911
      6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                   26,862
      3,323  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   87,718
     14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                28,477
     41,595  DB RREEF TRUST (REAL ESTATE)+                                                                               41,440
     33,730  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                           133,635
      9,994  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        16,054
     35,310  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                        96,808
     10,015  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                 20,961
      4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          19,358
      8,315  ING INDUSTRIAL FUND (REAL ESTATE)                                                                           13,100
     27,432  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                     134,318
     20,578  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                        33,056
      7,729  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         35,755
     14,813  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                              47,820
      2,584  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  20,355
      6,146  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                59,807
      5,569  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                               31,182
      3,863  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                143,293
     14,466  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                        42,454
     34,000  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         94,530
     10,648  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                       31,743
     13,447  MIRVAC GROUP (REAL ESTATE)                                                                                  45,798
     26,512  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  580,474
      5,617  NEWCREST MINING LIMITED (METAL MINING)                                                                      75,525
     10,517  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 21,037
      4,604  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      64,891

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
AUSTRALIA (CONTINUED)
     13,689  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                        $       75,333
      9,534  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                                                        18,481
      6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                 21,747
      9,446  PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                             42,896
        724  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                    31,966
      2,504  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                29,762
     15,195  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      41,660
     12,201  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           140,306
     16,255  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              135,581
      5,280  RIO TINTO LIMITED (METAL MINING)<<                                                                         184,070
      9,496  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       66,004
      4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                  37,718
     10,507  SOUTHCORP LIMITED (FOOD & KINDRED PRODUCTS)+                                                                34,325
     21,893  STOCKLAND (REAL ESTATE)                                                                                     98,743
      9,227  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           138,459
      8,986  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 116,799
     36,135  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               142,047
      4,068  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             43,921
      9,132  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                          49,792
      6,536  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                200,598
     24,705  WESTFIELD GROUP (PROPERTIES)                                                                               308,901
     30,342  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                      445,934
     19,716  WMC RESOURCES LIMITED (METAL MINING)                                                                       121,357
      8,031  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          150,717
     17,859  WOOLWORTHS LIMITED (FOOD STORES)                                                                           221,370

                                                                                                                      7,883,815
                                                                                                                 --------------

AUSTRIA - 0.37%
        642  BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                                                     63,249
        144  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                19,648
      2,118  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   110,783
        199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  13,365
      4,533  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             41,309
         80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                            12,718
        252  OMV AG (OIL & GAS EXTRACTION)                                                                               80,066
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             9,986
      5,642  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        110,437
        213  VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                            17,395
        117  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                 26,542
        435  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     33,585
      1,084  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         49,336

                                                                                                                        588,419
                                                                                                                 --------------

BELGIUM - 1.39%
      1,585  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           55,454
        224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  18,206
        272  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                22,866

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BELGIUM (CONTINUED)
      2,823  BELGACOM SA (COMMUNICATIONS)+                                                                       $      116,736
         16  COFINIMMO SA (REITS)                                                                                         2,582
        304  COLRUYT SA (FOOD STORES)                                                                                    47,210
        330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                          12,568
         52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               12,214
      1,216  DELHAIZE GROUP (FOOD STORES)                                                                                83,307
     10,572  DEXIA (DEPOSITORY INSTITUTIONS)                                                                            251,476
        463  ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                                                             207,724
        396  EURONAV SA (WATER TRANSPORTATION)+                                                                          13,141
     19,755  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           562,870
      1,209  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                            110,254
      3,044  INBEV (FOOD & KINDRED PRODUCTS)                                                                            106,579
      3,145  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   265,199
        481  MOBISTAR SA (COMMUNICATIONS)+                                                                               42,243
        400  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                               20,627
      1,088  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    129,683
      1,507  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                        72,925
        409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          41,514

                                                                                                                      2,195,378
                                                                                                                 --------------

CAYMAN ISLANDS - 0.01%
     18,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                          17,194
                                                                                                                 --------------

CZECH REPUBLIC - 0.00%
         11  SOCIEDAD GENERAL DE AGUAS DE BARCELONA (TRANSPORTATION SERVICES)+                                              230
                                                                                                                 --------------

DENMARK - 0.78%
         19  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                    176,866
        213  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        14,268
        506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     25,092
        413  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,486
        838  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                       56,719
      7,364  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  213,656
        395  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                        30,137
        384  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                  21,815
        523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      9,646
      3,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         42,513
      1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               27,039
        840  ISS A/S (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          68,255
        103  KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           24,570
        332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    11,496
      4,074  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                     226,834
        906  NOVOZYMES A/S (HEALTH SERVICES)                                                                             44,454
      3,148  TDS A/S (COMMUNICATIONS)                                                                                   132,689
        333  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                        24,798
      2,748  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                   39,685
        420  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                   20,973

                                                                                                                      1,232,991
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FINLAND - 1.38%
      1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         $       24,291
      2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                          39,176
      5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           116,569
        258  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      10,655
      1,127  KESKO OYJ (FOOD STORES)<<                                                                                   28,956
        611  KONE OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                47,498
      1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                        29,685
     79,384  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,230,744
        172  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                               27,714
      1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                     20,731
      1,438  OUTOKUMPU OYJ (METAL MINING)<<                                                                              25,706
      1,155  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                      13,939
      1,600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                                21,529
      6,075  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              88,200
     10,660  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                 149,654
      1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                  45,156
      8,866  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                                196,529
      1,130  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       23,730
      1,112  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       29,393

                                                                                                                      2,169,855
                                                                                                                 --------------
FRANCE - 9.09%
      3,289  ACCOR SA (METAL MINING)                                                                                    160,990
      2,036  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                      36,606
      1,858  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  341,768
     20,918  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              253,805
     75,945  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            64,975
      8,222  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      187,903
        930  ATOS ORIGIN (BUSINESS SERVICES)+                                                                            62,870
      1,214  AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL SERVICES)                                                        61,579
     24,231  AXA (INSURANCE CARRIERS)                                                                                   645,486
     13,531  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   958,569
      3,433  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                136,086
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               28,455
      2,124  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     74,065
      9,801  CARREFOUR SA (FOOD STORES)                                                                                 520,142
        558  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  46,908
      1,694  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           122,423
        584  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        41,372
      5,221  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         318,094
      2,438  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 160,230
     11,377  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               309,264
        976  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               46,053
      1,598  EURONEXT NV (BUSINESS SERVICES)                                                                             56,862
     25,210  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                        754,898
        477  GECINA SA (REAL ESTATE)                                                                                     54,475
      4,101  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    408,011

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FRANCE (CONTINUED)
        152  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)      $       30,600
        542  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          40,961
        387  KLEPIERRE (REAL ESTATE)                                                                                     34,791
      5,157  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                    412,798
      2,929  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        283,624
      2,148  LAGARDERE SCA (COMMUNICATIONS)                                                                             162,611
      4,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    314,443
        832  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    116,156
      2,861  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                181,800
      1,150  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                     122,986
      2,169  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            66,580
      3,139  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      280,359
      2,677  SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        60,208
     16,575  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       1,397,669
      3,807  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  298,320
        613  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             34,781
      5,683  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 590,452
      1,989  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                             62,911
      1,542  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                             51,391
     13,759  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   370,269
        317  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           53,009
      1,283  THALES SA (TRANSPORTATION BY AIR)                                                                           53,503
      4,011  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                   108,148
      9,718  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       2,273,828
        755  UNIBAIL (REAL ESTATE)                                                                                       89,502
      1,282  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         57,068
      4,953  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                   175,666
      1,248  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   179,897
     17,317  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            530,444
        611  ZODIAC SA (TRANSPORTATION BY AIR)                                                                           28,347

                                                                                                                     14,315,011
                                                                                                                 --------------

GERMANY - 6.57%
        780  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             123,780
      5,262  ALLIANZ AG (INSURANCE CARRIERS)                                                                            668,127
      1,186  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 75,410
      8,855  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      627,769
     11,274  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 372,229
     10,871  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                       265,916
        275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                  30,693
        584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  47,746
      7,647  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                  165,940
      2,107  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  163,413
     14,699  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              657,942
      8,328  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 718,443
      1,816  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           136,536
      3,799  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)+                                                              54,762
      8,137  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 198,618

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     46,585  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                               $      929,973
        629  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                             23,083
     10,640  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                912,930
        928  EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                 12,824
        601  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 48,653
        417  FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                       24,028
      1,010  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                63,538
         77  HEIDELBERGCEMENT AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                        4,789
      1,034  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    93,491
      2,274  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)+                                                      94,771
     10,859  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                104,166
      1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                            10,445
          0  LANXESS (CHEMICALS)+                                                                                             8
      1,453  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                99,826
      2,255  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            100,848
        866  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                  61,743
      2,511  METRO AG (FOOD STORES)                                                                                     134,789
      1,235  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                 17,946
      3,146  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                          379,022
        137  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       99,452
      1,314  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                    24,630
        279  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)<<                                                 69,849
      7,031  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 425,179
        634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                             33,548
      3,493  SAP AG (BUSINESS SERVICES)                                                                                 562,870
      2,795  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                                  185,360
     13,597  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,076,049
        994  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     19,998
      5,248  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                               108,099
      2,348  TUI AG (TRANSPORTATION BY AIR)<<                                                                            62,000
      3,854  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                   183,450
      1,845  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          66,536

                                                                                                                     10,341,217
                                                                                                                 --------------

GREECE - 0.54%
      3,340  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    112,830
      1,360  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                            34,201
      1,950  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                           34,428
      3,250  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                         100,016
        980  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        25,890
        300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                       8,517
        460  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                14,156
        350  HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                     5,626
      2,030  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                20,315
      1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 7,757
      4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                77,155
        796  HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        9,431
      1,610  INTRACOM SA (COMMUNICATIONS)                                                                                 8,056

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GREECE (CONTINUED)
      4,540  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                $      153,603
      2,680  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   78,097
      2,875  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   52,176
      1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             48,722
      1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         9,278
        900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            29,843
      2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                             16,609

                                                                                                                        846,706
                                                                                                                 --------------

HONG KONG - 1.55%
      3,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  15,078
     22,800  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         65,628
     62,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   114,992
     19,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                      35,810
     26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 230,850
      7,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  20,104
     31,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   176,474
     14,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 95,584
     28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                 19,027
     25,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  36,220
     13,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           173,839
     13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    57,837
     63,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               123,990
     18,000  HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                                                46,503
     23,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                             104,552
     10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                             23,591
     36,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                 305,791
     12,000  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                             23,771
     22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  20,338
      9,000  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                      19,674
      8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                  23,899
     28,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       50,978
     25,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   38,464
     38,000  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              37,272
      2,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 9,642
     57,000  PCCW LIMITED (COMMUNICATIONS)                                                                               31,973
     18,000  SCMP GROUP LIMITED (COMMUNICATIONS)                                                                          8,020
     20,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                29,233
     20,000  SINO LAND COMPANY (REAL ESTATE)                                                                             18,078
      5,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                                 6,065
     22,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             199,565
     16,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  126,676
     14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           30,964
      5,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                              25,194
     12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                           10,078
     21,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  66,370
      9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                   25,617

                                                                                                                      2,447,741
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
IRELAND - 0.80%
     14,706  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                    $      307,872
     16,404  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                  258,362
      9,041  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           236,974
      1,283  DCC PLC (BUSINESS SERVICES)                                                                                 29,837
      5,921  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                    93,639
      7,360  EIRCOM GROUP PLC (COMMUNICATIONS)+                                                                          19,368
      6,832  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         21,255
      5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              17,211
      3,368  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      39,773
      2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               12,105
      8,902  INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                             29,311
      4,666  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           82,865
      2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                   51,543
      2,194  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      25,938
        623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           27,269
     15,117  WATERFORD WEDGWOOD PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       745

                                                                                                                      1,254,067
                                                                                                                 --------------

ITALY - 4.05%
      8,197  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                            107,001
      2,213  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                              23,638
     16,438  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            530,581
      2,170  AUTOGRILL SPA (EATING & DRINKING PLACES)+                                                                   32,462
      4,560  AUTOSTRADE SPA (SOCIAL SERVICES)                                                                           118,045
      4,038  BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)+                                                           130,861
      5,574  BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                     28,505
     16,513  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                              75,883
     56,080  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                 284,969
     18,504  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                               62,245
     25,286  BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+<<                                                 81,290
      6,910  BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                     66,061
      5,576  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                       116,951
      6,309  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           117,686
      1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+                9,953
      2,527  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                    30,038
     24,276  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                    126,426
     13,359  EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                             27,223
     62,456  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               597,495
     44,398  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,152,784
      8,842  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                                      64,301
      2,991  FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)+                                                                  26,365
    102,937  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                   104,347
      3,275  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                         20,537
      1,343  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    22,597
      2,339  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    47,997
     10,171  MEDIASET SPA (COMMUNICATIONS)                                                                              146,349
      8,038  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   139,519
      4,147  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                         28,303

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ITALY (CONTINUED)
     43,372  PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                          $       53,974
      5,160  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     121,403
     17,893  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                                 280,196
     66,054  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                    27,529
     14,619  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                    81,392
     23,337  TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                                                  13,038
     99,750  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                    311,949
    140,919  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        534,317
     20,302  TELECOM ITALIA MOBILE SPA (COMMUNICATIONS)                                                                 135,929
     17,214  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                              45,745
      3,533  TISCALI SPA (COMMUNICATIONS)+                                                                               12,549
     75,543  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          443,604

                                                                                                                      6,382,037
                                                                                                                 --------------

JAPAN - 20.71%
      6,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   43,477
      1,250  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   84,515
        600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        12,730
      1,200  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  91,989
     10,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                170,578
        500  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    33,759
        750  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      60,011
        375  AIFUL CORPORATION W/I (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                 29,376
      2,800  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      63,713
     10,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                 121,981
        400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                            16,525
      8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                  27,306
      3,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  47,757
      6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              36,930
      1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  11,200
      1,000  ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        6,341
      1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 26,998
        400  ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       9,997
      6,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           85,493
     13,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          136,995
     21,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      103,404
        600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                     19,192
        500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             16,134
      1,200  BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                         24,340
      9,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                           56,486
     20,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         121,981
      1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                  33,946
     11,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   202,192
     14,400  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       772,172
        800  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              7,811
      3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     43,547
      3,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           19,052

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
         17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                             $      145,538
     12,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                77,665
     11,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)<<                            271,356
      4,700  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         72,190
        800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                18,390
      4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  42,223
        800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              18,801
      2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                16,768
      2,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        86,394
      1,100  CSK CORPORATION (BUSINESS SERVICES)                                                                         45,752
     11,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             179,418
      4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            22,009
      4,200  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            98,312
      3,400  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               85,610
      3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                           26,718
     12,000  DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      32,789
      2,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      13,522
      1,500  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                      62,949
      8,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   91,915
     20,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                   131,680
      6,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           21,710
      9,100  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               226,588
         27  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                     73,776
      5,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      33,713
         58  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       311,555
      5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  22,149
      4,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        142,572
      2,400  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              73,860
      1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     29,469
      2,500  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            156,439
        900  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 54,472
      9,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    28,369
      7,900  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                         288,800
        600  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         18,353
         11  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                       25,954
      6,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,299
      4,800  FUJISAWA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      112,357
     30,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   180,173
      9,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         41,210
          6  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      12,478
      6,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                34,636
      4,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                     18,614
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                       15,593
      4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              25,142

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
        500  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          $       51,058
      3,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    12,310
      1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            19,211
      1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              30,376
      1,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                  20,689
     55,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   341,602
        600  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                  11,275
      2,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      58,957
     16,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             48,494
     12,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     641,015
      1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                           20,211
      1,800  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         198,079
          6  INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 32,118
      2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         36,479
      5,000  ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                11,564
     17,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              27,427
        500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                   24,294
      5,800  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          231,502
     23,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                     115,826
        500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  16,180
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                  25,105
     11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                       32,109
          4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                            32,640
          3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                            23,837
         15  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              166,465
      9,000  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       250,956
      3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            32,733
     12,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 64,571
      3,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               59,172
     16,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         66,101
      1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           6,901
      4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                          33,423
        800  KANEBO LIMITED (APPAREL & ACCESSORY STORES)+                                                                11,101
      4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            44,167
     12,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             248,624
      4,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  24,769
      9,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              206,892
        800  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          5,894
      1,600  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+%%                                                      11,698
     20,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  34,505
      8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                        55,208
      7,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   43,281
      9,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             53,381
        500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 115,826
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                              20,050
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         15,649

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     26,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                      $       88,259
     12,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    116,945
     42,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<               74,028
      1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     16,573
     16,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   120,265
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               15,238
      1,400  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 31,073
      7,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            75,818
      2,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       27,063
     17,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 90,684
      6,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                             53,548
      1,700  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                            22,592
      1,900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                29,874
      2,800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 199,758
      6,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             45,939
      6,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             146,713
      1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                            36,743
      2,000  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                      32,976
        500  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         30,029
      2,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  36,520
     22,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    70,577
      5,300  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        71,224
        700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               20,759
     37,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<          545,183
      5,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    43,038
      4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                         22,456
      5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        24,900
        700  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 24,415
         24  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          349,156
      6,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  25,739
     28,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                               89,303
     18,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 243,525
     30,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   155,274
     17,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            197,538
      6,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  28,145
     49,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               130,234
      2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               22,624
     15,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<               35,811
      9,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                    33,237
         78  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    676,490
     22,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   202,910
     10,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      55,861
     10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                18,931
     12,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               140,893
      9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     39,868
     15,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)<<                                                        96,382

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     22,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      $      201,679
      9,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                89,471
      6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                             31,335
      1,200  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         13,395
        132  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                              624,116
      3,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 203,768
      1,400  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      18,187
     28,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          169,206
        600  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)<<                                                                                       27,977
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    23,081
      4,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  39,728
      3,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   31,027
        400  NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            12,049
      5,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                              18,978
        800  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           99,599
     27,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                           134,962
      4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    45,995
      1,700  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 185,489
          5  NIPPON BUILDING FUND INCORPORATED (REITS)                                                                   42,712
     14,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 73,636
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 11,564
      8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                           20,815
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                25,347
     13,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  71,407
     22,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              156,132
      5,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      29,283
      6,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    25,403
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               18,092
    106,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        267,891
         89  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  389,266
         15  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                             69,244
     16,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        96,391
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   15,145
      3,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            25,879
     42,300  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                  433,533
      3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 31,894
     12,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  31,446
      3,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   24,424
      1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              36,622
        300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     19,360
      2,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      146,750
      1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  38,124
     31,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 446,237
        400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  37,303
      8,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      41,182

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
      7,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            $       38,842
         21  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  72,461
        342  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   574,093
     10,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,643
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,509
     12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           73,300
     14,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         78,597
      9,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  37,937
      3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        18,241
      4,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            93,257
      3,600  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  78,560
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  29,525
        600  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           27,753
        900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             58,752
      1,400  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                    178,476
     35,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              107,712
      2,600  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        46,772
      1,450  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                99,119
      2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    18,409
         80  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                       69,757
     77,000  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                    154,388
     11,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 188,753
        700  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      17,756
      1,800  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 173,739
        400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       19,771
        500  SAIZERIYA COMPANY LIMITED (EATING & DRINKING PLACES)                                                         7,223
      2,000  SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                               10,016
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         13,093
      6,500  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       136,995
        800  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        38,720
      3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               16,479
     26,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   80,985
      5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                         23,408
      3,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 145,575
      1,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          72,965
      1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  63,098
      2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           19,621
      7,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           50,853
      8,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      85,424
      6,300  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  184,482
     16,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 242,022
        900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             23,501
        300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      22,969
      1,100  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       36,930
      9,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        46,079
      6,200  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           234,748

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      $       91,019
      5,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    68,917
      6,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       79,176
     10,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            100,998
     16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                41,929
      2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                28,126
        900  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   101,809
      2,500  SNOW BRAND MILK PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                          8,253
      3,900  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                160,757
      3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                            18,219
     12,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                    125,226
     15,800  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                        629,171
      2,600  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   39,377
      3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             18,717
     23,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            113,681
     15,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         128,555
     11,000  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           117,047
      9,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  35,419
     63,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                 113,392
      9,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            67,733
         74  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                   501,016
      7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              18,344
      6,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 72,405
     21,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         136,893
      3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               26,662
        700  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    17,234
      1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                          21,931
      3,100  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             157,559
     13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        36,492
     13,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         48,736
      3,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            63,788
      2,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         21,654
      3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                     21,011
      4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    40,959
     15,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        724,350
      1,830  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  123,217
      1,000  TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,319
      2,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   136,902
     14,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                      59,797
      3,000  TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          21,878
      2,900  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    87,354
      1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,304
        600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 23,445
     13,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                      52,495
      3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           14,772

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
      2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                        $       35,945
      7,300  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             135,271
      1,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                     19,491
     19,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              477,665
      2,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 165,243
     43,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)<<                                            173,235
      1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  10,995
     17,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 88,623
      6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                        25,235
      5,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                               51,245
      9,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  98,536
     21,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                     94,199
     50,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               208,897
      7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             34,599
      4,300  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    78,918
      5,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               42,898
      2,300  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         42,705
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        15,621
      9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              21,906
      1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     19,860
      3,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                    95,757
     49,200  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,830,719
      1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           64,488
     15,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                  30,915
         66  UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                       347,142
        700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          31,400
      1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  20,750
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  24,023
      2,000  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    38,236
        380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        29,413
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                13,271
         29  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       118,185
        600  WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             21,710
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+<<                                                              74,904
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+%%                                                              75,203
      2,000  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     38,515
      1,300  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               68,134
      2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         40,395
      2,800  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     47,916
      5,300  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    179,418
      7,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                 100,140
      2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   18,875
      3,600  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         48,748
      3,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              22,438

                                                                                                                     32,607,296
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUXEMBOURG - 0.02%
      3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 $       24,108
                                                                                                                 --------------

NETHERLANDS - 4.86%
     27,531  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                             683,073
     23,838  AEGON NV (INSURANCE CARRIERS)                                                                              321,680
      4,592  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                209,650
      8,329  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         140,683
        732  CORIO NV (REITS)                                                                                            40,925
      1,304  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                        91,871
      4,194  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                                      125,369
      7,769  GETRONICS NV (BUSINESS SERVICES)+                                                                           18,027
      8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                           20,438
      4,243  HEINEKEN NV (EATING & DRINKING PLACES)                                                                     147,020
        582  IHC CALAND NV (OIL & GAS EXTRACTION)                                                                        36,968
     31,969  ING GROEP NV (INSURANCE CARRIERS)                                                                          965,580
     36,674  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                328,028
     22,391  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 616,788
     26,464  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                        221,611
      1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             23,799
      2,059  QIAGEN NV (HEALTH SERVICES)+                                                                                24,395
        753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             33,520
     12,025  REED ELSEVIER NV (COMMUNICATIONS)                                                                          181,288
        786  RODAMCO EUROPE NV (REITS)                                                                                   58,790
     35,516  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  2,123,327
      2,502  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                                 102,359
      6,539  TPG NV (TRANSPORTATION SERVICES)                                                                           186,058
      9,690  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      659,457
      2,818  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        50,119
      4,097  VNU NV (COMMUNICATIONS)                                                                                    119,496
        349  WERELDHAVE NV (REITS)                                                                                       35,740
      4,854  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                88,657

                                                                                                                      7,654,716
                                                                                                                 --------------

NEW ZEALAND - 0.21%
      4,625  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                             26,657
      9,539  CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                                                        13,371
      4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  20,239
      4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                 9,962
      8,696  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            18,501
      7,167  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               33,862
      2,073  INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          8,850
      2,937  NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     6,416
      7,892  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   27,629
      1,846  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                              8,446
     33,732  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                145,452
        705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                    2,101

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
NEW ZEALAND (CONTINUED)
      4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                  $        5,923
      2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                         7,362
        372  WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,620

                                                                                                                        336,391
                                                                                                                 --------------

NORWAY - 0.63%
     11,614  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              118,676
        654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                    31,272
      2,466  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     203,533
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                         35,934
      3,386  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        123,970
        277  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                          18,250
        919  SCHIBSTED ASA (COMMUNICATIONS)                                                                              24,147
          0  SHIP FINANCE INTERNATIONAL LIMITED NY SHARES (WATER TRANSPORTATION)+                                             3
         65  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)+                                                   1,280
        678  SMEDVIG ASA (OIL & GAS EXTRACTION)                                                                          12,732
     10,587  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      180,442
      3,964  STOREBRAND ASA (INSURANCE CARRIERS)                                                                         35,970
      2,116  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             22,123
     13,822  TELENOR ASA (COMMUNICATIONS)                                                                               124,333
      3,383  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                              15,109
      3,400  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                             51,644

                                                                                                                        999,418
                                                                                                                 --------------

PORTUGAL - 0.33%
      6,482  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                      26,468
     32,443  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                      88,317
      1,543  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           26,803
      5,989  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                                                        50,540
      3,821  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     21,447
     34,803  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         96,997
        716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)+                                                       10,906
     13,231  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                  155,047
        699  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                            17,443
     17,058  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  25,650

                                                                                                                        519,618
                                                                                                                 --------------

SINGAPORE - 0.82%
      9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                    6,433
     11,000  ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                                                               12,528
     19,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            27,048
     13,000  CAPITAMALL TRUST (REITS)                                                                                    16,065
     19,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                     11,395
      8,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                     31,258
     29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                 29,338
      1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         9,632
      4,000  DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  3,840

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SINGAPORE (CONTINUED)
     19,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                $      171,498
      3,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                            27,624
      2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                              6,361
      2,000  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                        14,175
      9,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              59,428
      7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                            9,753
      9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         20,064
     18,000  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                              150,477
      1,000  OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       4,937
     11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                  10,862
     17,000  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                19,979
      6,000  SEMBCORP LOGISTICS LIMITED (TRANSPORTATION SERVICES)                                                         5,925
      9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                          10,522
      9,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        64,880
     14,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                              17,810
      2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                         6,482
     25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                            12,949
     27,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 74,584
     21,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   32,567
    110,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                      171,922
     11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                           6,197
     18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 11,558
      6,000  SUNTEC REIT (REITS)+                                                                                         4,652
     20,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     174,466
      7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                   9,287
      4,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         32,228
      8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      4,507

                                                                                                                      1,283,231
                                                                                                                 --------------

SPAIN - 3.85%
      4,038  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                             91,236
        487  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  43,938
      2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                      48,407
      4,639  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                 114,858
      4,636  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                            189,603
      5,665  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)                                             53,461
        369  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)+                                                                 30,111
     54,631  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               889,472
      2,732  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                         176,720
    100,872  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,227,834
      3,224  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)+                          34,688
      1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                         26,164
     16,216  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              364,709
        762  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  38,948
      2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                       27,570
      2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      77,400
      1,034  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          58,561

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SPAIN (CONTINUED)
     12,956  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    $      338,919
      8,826  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                   29,518
      2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  37,496
      3,707  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                 110,860
        720  METROVACESA SA (REAL ESTATE)                                                                                38,500
      1,473  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                         18,942
      1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    24,736
     15,613  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       413,281
      1,757  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                         31,499
      1,081  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                               23,388
        597  SOGECABLE SA (COMMUNICATIONS)+<<                                                                            23,905
      2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)<<                                                   23,440
     75,870  TELEFONICA SA (COMMUNICATIONS)                                                                           1,321,821
      3,734  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        110,893
      2,270  ZELTIA SA (HEALTH SERVICES)+<<                                                                              19,009

                                                                                                                      6,059,887
                                                                                                                 --------------

SWEDEN - 2.39%
      1,585  AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                                   74,084
      1,292  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,196
      5,087  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      71,943
      1,938  ATLAS COPCO AB CLASS A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      92,776
      1,202  ATLAS COPCO AB CLASS B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      52,613
        558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                         13,613
        763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                               11,222
      1,399  CAPIO AB (HEALTH SERVICES)+                                                                                 21,170
        774  CASTELLUM AB (REAL ESTATE)                                                                                  25,286
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,254
      4,807  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             111,832
        538  ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                19,402
      2,481  ENIRO AB (COMMUNICATIONS)                                                                                   29,298
      2,975  GAMBRO AB A SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    40,601
      1,783  GAMBRO AB B SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    24,207
      2,633  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                39,285
      8,073  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                 277,438
        517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         14,843
        780  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                         24,544
      3,099  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                 23,886
        791  MODERN TIMES GROUP AB (COMMUNICATIONS)+                                                                     23,940
     36,460  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                        368,679
      1,424  OMX AB (BUSINESS SERVICES)+                                                                                 16,816
        550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)+                                                         11,473
      3,552  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             147,688
      1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                             14,038
      1,598  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                        68,025
      5,107  SECURITAS AB (BUSINESS SERVICES)                                                                            81,615
     17,580  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                                 89,256
      8,012  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 151,835

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWEDEN (CONTINUED)
      6,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          $       76,662
        918  SSAB SVENSKT STAL AB SERIES A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  22,785
        500  SSAB SVENSKT STAL AB SERIES B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  11,950
      3,232  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                             121,813
      8,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                            210,530
      5,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                         68,812
      1,680  TELE2 AB (COMMUNICATIONS)+                                                                                  55,478
    252,356  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                  710,219
     35,106  TELIASONERA AB (COMMUNICATIONS)                                                                            208,524
      1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      20,651
      1,709  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                72,992
      3,879  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                               171,433
      1,335  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                      30,869
      5,917  WM-DATA AB (BUSINESS SERVICES)                                                                              14,644

                                                                                                                      3,768,220
                                                                                                                 --------------

SWITZERLAND - 6.68%
     31,457  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                          195,415
      2,233  ADECCO SA (BUSINESS SERVICES)                                                                              122,661
      1,116  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                   72,220
      3,866  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   66,747
      8,882  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                             278,851
     19,402  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                  832,986
         60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              43,945
        123  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                      78,980
      2,722  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            167,387
        622  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              22,440
         54  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                      23,884
        735  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         44,707
        610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                37,333
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                        20,944
      6,896  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      1,886,807
        390  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          82,089
     40,091  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                1,870,388
        672  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         23,148
         84  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             26,547
     11,967  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,282,697
         84  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    31,112
        110  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                             79,829
         70  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)<<                                       50,449
     10,085  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                                                               167,859
        123  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    26,635
         57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          24,543
        576  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        79,173
        989  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                27,535
      5,515  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                     394,933
        456  SWISSCOM AG (COMMUNICATIONS)                                                                               167,180

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      1,839  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                          $      192,041
        798  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    88,737
     18,189  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,535,963
        214  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         30,059
         52  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              11,858
      2,450  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                         429,961

                                                                                                                     10,518,043
                                                                                                                 --------------

UNITED KINGDOM - 24.43%
     10,499  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          133,229
     20,451  AEGIS GROUP PLC (COMMUNICATIONS)                                                                            39,420
      4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      15,912
      4,238  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                    61,948
      5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   33,156
     12,561  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           79,223
     24,249  ANGLO AMERICAN PLC (COAL MINING)                                                                           575,098
     21,729  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          43,218
      3,565  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          35,369
      5,329  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                                48,389
     28,094  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,107,471
     38,694  AVIVA PLC (INSURANCE CARRIERS)                                                                             464,325
     18,277  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                           201,535
     52,902  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    259,426
      7,725  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         45,620
    109,242  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   1,116,841
      3,957  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   49,316
      7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      42,739
      2,048  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                34,058
      1,985  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+               30,403
     60,240  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                        468,161
     42,069  BHP BILLITON PLC (COAL MINING)                                                                             565,245
      8,331  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                                160,426
     12,709  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               149,745
    366,935  BP PLC (OIL & GAS EXTRACTION)                                                                            3,803,386
      8,525  BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            79,987
     12,304  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          70,452
      8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                44,836
     27,416  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                            483,382
      8,966  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                     136,226
     21,271  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              233,343
    146,020  BT GROUP PLC (COMMUNICATIONS)                                                                              567,060
      7,637  BUNZL PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        74,614
     39,857  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                       97,351
     35,229  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                            353,175
     11,525  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 81,890
      2,904  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        159,477
      5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            34,447
     64,421  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           280,914

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                       $       28,588
      1,848  COBHAM PLC (TRANSPORTATION BY AIR)                                                                          48,787
     36,102  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                164,760
     34,781  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 26,291
     68,222  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                   69,618
      4,923  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                 66,983
      3,716  DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                                                 30,687
      3,366  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    24,299
     51,468  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                       725,572
     32,533  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               93,910
          0  DX SERVICES PLC (TRANSPORTATION SERVICES)+                                                                       3
      7,143  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  33,409
      4,272  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         67,006
     13,518  EMI GROUP PLC (COMMUNICATIONS)                                                                              60,352
      6,096  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                              88,819
      5,122  EXEL PLC (TRANSPORTATION SERVICES)                                                                          82,080
      6,649  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    43,129
     10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            21,472
     31,711  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                 106,219
      6,512  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          54,147
     12,400  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                          59,461
    100,004  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,292,360
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                    13,880
     19,146  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)+                                                                    49,568
     17,376  GUS PLC (GENERAL MERCHANDISE STORES)                                                                       299,139
      4,783  HAMMERSON PLC (REAL ESTATE)                                                                                 75,157
     12,402  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        117,301
     29,812  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         74,929
     66,898  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,042,970
     26,917  HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                         153,108
      7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                  33,392
    190,682  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              3,016,058
      8,484  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               44,010
      5,834  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            45,257
     20,792  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             105,105
     12,396  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              325,378
      1,252  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            46,893
     10,805  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     126,086
     25,385  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                85,989
      2,840  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               41,513
     90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      26,571
    139,310  ITV PLC (COMMUNICATIONS)                                                                                   335,658
     22,998  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  125,709
      3,771  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           70,479
      6,400  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         72,325
      8,813  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  50,338
     13,905  KIDDE PLC (SOCIAL SERVICES)                                                                                 43,883
     40,156  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         219,117

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      7,932  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                             $      193,814
    109,698  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             234,769
      4,168  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                     75,890
     95,419  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             861,921
     12,305  LOGICACMG PLC (BUSINESS SERVICES)                                                                           41,158
      4,232  LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                               36,288
      4,774  MAN GROUP PLC (BUSINESS SERVICES)                                                                          123,958
      3,677  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 37,453
     27,770  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                     181,575
      7,759  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         38,599
     11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          25,228
      8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          36,140
      8,836  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                          57,524
      2,518  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                        42,944
     52,423  NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              485,673
      4,480  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      134,780
      7,923  NOVAR PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          27,886
     13,799  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     168,195
     12,689  PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)                                     69,419
      4,655  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              66,460
     16,705  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     37,408
      6,673  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  21,406
      4,376  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                58,548
     40,228  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                        384,669
      4,177  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                54,307
     10,019  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   51,830
     10,335  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                        328,504
     21,637  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               224,274
     30,668  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                    93,887
     24,436  REUTERS GROUP PLC (COMMUNICATIONS)                                                                         188,406
      9,545  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          85,634
     18,205  RIO TINTO PLC (METAL MINING)                                                                               588,634
  1,300,800  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                               2,520
     26,016  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                119,960
     49,751  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                   73,803
     53,967  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               1,717,414
     13,774  SABMILLER PLC (EATING & DRINKING PLACES)                                                                   215,654
     22,254  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     84,635
      1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          26,253
     13,606  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         118,404
     14,510  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         241,710
     31,492  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     243,404
      7,995  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  36,903
      5,803  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    100,341
    163,861  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          1,470,868
     29,371  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                               59,667
      7,180  SLOUGH ESTATES PLC (REAL ESTATE)                                                                            66,146
     16,176  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           152,079

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      9,551  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $      153,687
      3,481  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    19,916
     14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                              30,109
      6,983  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   70,137
      9,744  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         56,346
    131,504  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        786,534
     13,208  TOMKINS PLC (BUSINESS SERVICES)                                                                             65,956
      4,993  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                         66,143
     47,182  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                     466,318
      5,631  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                  56,611
      9,423  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   112,363
      5,104  UNITED UTILITIES PLC A SHARES (ELECTRIC, GAS & SANITARY SERVICES)                                           43,452
  1,121,340  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      2,977,270
      5,163  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                    90,884
      6,890  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                          71,742
     10,067  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           210,787
     19,344  WPP GROUP PLC (BUSINESS SERVICES)                                                                          220,246
     11,695  YELL GROUP PLC (COMMUNICATIONS)                                                                            104,536

                                                                                                                     38,478,557
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $137,348,727)                                                                             151,924,146
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.04%
  4,786,120  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,786,120
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,786,120)                                                             4,786,120
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.75%

MUTUAL FUND - 1.75%
  2,762,019  WELLS FARGO MONEY MARKET TRUST~>>                                                                        2,762,019
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,762,019)                                                                        2,762,019
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $144,896,866)*                        101.26%                                                              $  159,472,285
OTHER ASSETS AND LIABILITIES, NET            (1.26)                                                                  (1,984,240)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  157,488,045
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $83,271. (SEE
      NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,762,019.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.50%

APPAREL & ACCESSORY STORES - 1.05%
     22,500  ABERCROMBIE & FITCH COMPANY CLASS A                                                                 $    1,287,900
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.16%
     32,300  SHERWIN-WILLIAMS COMPANY                                                                                 1,420,877
                                                                                                                 --------------

BUSINESS SERVICES - 8.76%
     19,400  ADOBE SYSTEMS INCORPORATED                                                                               1,303,098
     88,700  MICROSOFT CORPORATION                                                                                    2,143,879
     43,000  NCR CORPORATION+                                                                                         1,450,820
    122,600  ORACLE CORPORATION+                                                                                      1,530,048
     41,000  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   1,105,360
     54,500  VERISIGN INCORPORATED+                                                                                   1,564,150
     47,500  YAHOO! INCORPORATED+                                                                                     1,610,250

                                                                                                                     10,707,605
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.93%
     23,900  CLOROX COMPANY                                                                                           1,505,461
     22,200  COLGATE PALMOLIVE COMPANY                                                                                1,158,174
     29,400  DOW CHEMICAL COMPANY                                                                                     1,465,590
     33,700  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,515,826
     23,600  GENZYME CORPORATION+                                                                                     1,350,864
     22,800  MONSANTO COMPANY                                                                                         1,470,600

                                                                                                                      8,466,515
                                                                                                                 --------------

COAL MINING - 1.09%
     28,600  PEABODY ENERGY CORPORATION                                                                               1,325,896
                                                                                                                 --------------

COMMUNICATIONS - 1.24%
     66,800  SPRINT CORPORATION-FON GROUP                                                                             1,519,700
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 3.30%
     27,910  BANK OF AMERICA CORPORATION                                                                              1,230,831
     42,900  KEYCORP                                                                                                  1,392,105
     27,700  WACHOVIA CORPORATION                                                                                     1,410,207

                                                                                                                      4,033,143
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.52%
     54,400  DUKE ENERGY CORPORATION                                                                                  1,523,744
     19,500  TXU CORPORATION                                                                                          1,552,785

                                                                                                                      3,076,529
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.80%
     21,100  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,509,072
     20,300  EMERSON ELECTRIC COMPANY                                                                                 1,318,079
     96,700  GENERAL ELECTRIC COMPANY                                                                                 3,487,002
     15,500  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,371,130
     36,200  HARRIS CORPORATION                                                                                       1,181,930
     64,700  INTEL CORPORATION                                                                                        1,502,981
     83,000  MOTOROLA INCORPORATED                                                                                    1,242,510

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     71,800  NATIONAL SEMICONDUCTOR CORPORATION                                                                  $    1,479,798
     51,800  TEXAS INSTRUMENTS INCORPORATED                                                                           1,320,382

                                                                                                                     14,412,884
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.60%
     21,400  CELGENE CORPORATION+                                                                                       728,670
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.55%
     29,400  GENERAL MILLS INCORPORATED                                                                               1,445,010
     27,700  HERSHEY FOODS CORPORATION                                                                                1,674,742

                                                                                                                      3,119,752
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.42%
     23,100  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 1,470,084
     28,700  JC PENNEY COMPANY INCORPORATED                                                                           1,490,104

                                                                                                                      2,960,188
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.62%
     27,100  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              1,811,906
     15,600  MGM MIRAGE+                                                                                              1,104,792
     25,100  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         1,506,753

                                                                                                                      4,423,451
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.44%
     38,200  APPLE COMPUTER INCORPORATED+                                                                             1,591,794
     27,800  BAKER HUGHES INCORPORATED                                                                                1,236,822
     36,600  DELL INCORPORATED+                                                                                       1,406,172
     15,000  INGERSOLL-RAND COMPANY CLASS A                                                                           1,194,750

                                                                                                                      5,429,538
                                                                                                                 --------------

INSURANCE CARRIERS - 6.94%
     19,900  AETNA INCORPORATED                                                                                       1,491,505
     23,300  ALLSTATE CORPORATION                                                                                     1,259,598
     17,100  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           1,172,376
     21,900  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  1,246,548
     27,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,549,800
     18,400  UNITEDHEALTH GROUP INCORPORATED                                                                          1,754,992

                                                                                                                      8,474,819
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.17%
     25,300  COACH INCORPORATED+                                                                                      1,432,739
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.47%
     21,000  BECTON DICKINSON & COMPANY                                                                               1,226,820
     20,800  C.R. BARD INCORPORATED                                                                                   1,416,064
     24,900  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            1,417,308
     35,800  RAYTHEON COMPANY                                                                                         1,385,460
     21,800  ROCKWELL AUTOMATION INCORPORATED                                                                         1,234,752

                                                                                                                      6,680,404
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
METAL MINING - 1.24%
     14,900  PHELPS DODGE CORPORATION                                                                            $    1,515,777
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.22%
     39,700  JOHNSON & JOHNSON                                                                                        2,666,252
     37,400  TYCO INTERNATIONAL LIMITED                                                                               1,264,120

                                                                                                                      3,930,372
                                                                                                                 --------------

MOTION PICTURES - 2.19%
     81,100  TIME WARNER INCORPORATED+                                                                                1,423,305
     43,400  WALT DISNEY COMPANY                                                                                      1,246,882

                                                                                                                      2,670,187
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.89%
     28,700  CIT GROUP INCORPORATED                                                                                   1,090,600
                                                                                                                 --------------

OIL & GAS EXTRACTION - 6.48%
     20,400  APACHE CORPORATION                                                                                       1,249,092
     24,700  BURLINGTON RESOURCES INCORPORATED                                                                        1,236,729
     26,200  DEVON ENERGY CORPORATION                                                                                 1,251,050
     34,300  HALLIBURTON COMPANY                                                                                      1,483,475
     20,600  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,466,102
     37,666  XTO ENERGY INCORPORATED                                                                                  1,236,951

                                                                                                                      7,923,399
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.96%
     14,200  CONOCOPHILLIPS                                                                                           1,531,328
     23,600  EXXONMOBIL CORPORATION                                                                                   1,406,560
     31,200  MARATHON OIL CORPORATION                                                                                 1,463,904
     22,700  VALERO ENERGY CORPORATION                                                                                1,663,229

                                                                                                                      6,065,021
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.97%
     23,300  UNITED STATES STEEL CORPORATION                                                                          1,184,805
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
     13,300  MCGRAW-HILL COMPANIES INCORPORATED                                                                       1,160,425
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 1.20%
     39,600  NORFOLK SOUTHERN CORPORATION                                                                             1,467,180
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.83%
     20,500  FRANKLIN RESOURCES INCORPORATED                                                                          1,407,325
     14,300  GOLDMAN SACHS GROUP INCORPORATED                                                                         1,572,857
     15,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    1,459,480
     25,500  MORGAN STANLEY                                                                                           1,459,875

                                                                                                                      5,899,537
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 3.15%
     25,800  BOEING COMPANY                                                                                      $    1,508,268
     11,400  GENERAL DYNAMICS CORPORATION                                                                             1,220,370
     19,400  HARLEY-DAVIDSON INCORPORATED                                                                             1,120,544

                                                                                                                      3,849,182
                                                                                                                 --------------

TRANSPORTATION SERVICES - 1.20%
     28,500  CH ROBINSON WORLDWIDE INCORPORATED                                                                       1,468,605
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
     17,000  NIKE INCORPORATED CLASS B                                                                                1,416,270
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $104,515,920)                                                                             119,141,970
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.21%

MUTUAL FUND - 3.21%
  3,918,103  WELLS FARGO MONEY MARKET TRUST~>>                                                                        3,918,103
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,918,103)                                                                        3,918,103
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,434,023)*                        100.71%                                                              $  123,060,073
OTHER ASSETS AND LIABILITIES, NET            (0.71)                                                                    (865,806)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  122,194,267
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,918,103.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.43%

AMUSEMENT & RECREATION SERVICES - 0.83%
     47,400  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    3,061,092
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.50%
     32,300  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      1,848,852
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.96%
    148,100  CITRIX SYSTEMS INCORPORATED+                                                                             3,527,742
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.47%
     94,900  LENNAR CORPORATION CLASS A                                                                               5,378,932
                                                                                                                 --------------

BUSINESS SERVICES - 1.59%
     29,100  LOGITECH INTERNATIONAL ADR+                                                                              1,771,608
    103,200  SYMANTEC CORPORATION+                                                                                    2,201,256
     65,200  VERISIGN INCORPORATED+                                                                                   1,871,240

                                                                                                                      5,844,104
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.10%
     69,200  COLGATE PALMOLIVE COMPANY                                                                                3,610,164
    193,500  DOW CHEMICAL COMPANY                                                                                     9,645,975
     49,600  INVITROGEN CORPORATION+                                                                                  3,432,320
    103,000  IVAX CORPORATION+                                                                                        2,036,310

                                                                                                                     18,724,769
                                                                                                                 --------------

COMMUNICATIONS - 4.75%
    154,400  SBC COMMUNICATIONS INCORPORATED                                                                          3,657,736
    294,300  SPRINT CORPORATION-FON GROUP                                                                             6,695,325
    200,000  VERIZON COMMUNICATIONS INCORPORATED                                                                      7,100,000

                                                                                                                     17,453,061
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.69%
    316,700  BANK OF AMERICA CORPORATION                                                                             13,966,470
    292,900  CITIGROUP INCORPORATED                                                                                  13,162,926
    101,600  JP MORGAN CHASE & COMPANY                                                                                3,515,360
    225,000  SOVEREIGN BANCORP INCORPORATED                                                                           4,986,000
     70,680  WACHOVIA CORPORATION                                                                                     3,598,319

                                                                                                                     39,229,075
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.61%
    194,900  DARDEN RESTAURANTS INCORPORATED                                                                          5,979,532
    115,400  MCDONALD'S CORPORATION                                                                                   3,593,556

                                                                                                                      9,573,088
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.80%
     52,400  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  2,709,080
    222,300  DUKE ENERGY CORPORATION                                                                                  6,226,623
     93,500  EXELON CORPORATION                                                                                       4,290,715
     61,600  NRG ENERGY INCORPORATED+                                                                                 2,103,640

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
    101,800  ONEOK INCORPORATED                                                                                  $    3,137,476
     52,000  PPL CORPORATION                                                                                          2,807,480

                                                                                                                     21,275,014
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.60%
    448,800  GENERAL ELECTRIC COMPANY                                                                                16,183,728
    149,000  INTEL CORPORATION                                                                                        3,461,270
    107,600  NATIONAL SEMICONDUCTOR CORPORATION                                                                       2,217,636
     92,400  TEXAS INSTRUMENTS INCORPORATED                                                                           2,355,276

                                                                                                                     24,217,910
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.69%
     42,300  COCA-COLA COMPANY                                                                                        1,762,641
     90,200  GENERAL MILLS INCORPORATED                                                                               4,433,330

                                                                                                                      6,195,971
                                                                                                                 --------------

HEALTH SERVICES - 0.98%
     67,000  HCA INCORPORATED                                                                                         3,589,190
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.66%
     40,400  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,425,212
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.34%
    126,500  HEWLETT-PACKARD COMPANY                                                                                  2,775,410
     35,000  INGERSOLL-RAND COMPANY CLASS A                                                                           2,787,750
     72,500  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,625,050
    379,000  SEAGATE TECHNOLOGY+                                                                                      7,409,450

                                                                                                                     19,597,660
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.71%
     82,100  HUMANA INCORPORATED+                                                                                     2,622,274
                                                                                                                 --------------

INSURANCE CARRIERS - 6.28%
     45,600  CIGNA CORPORATION                                                                                        4,072,080
    233,300  GENWORTH FINANCIAL INCORPORATED                                                                          6,420,416
     62,900  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           4,312,424
     52,000  LOEWS CORPORATION                                                                                        3,824,080
     76,900  PRUDENTIAL FINANCIAL INCORPORATED                                                                        4,414,060

                                                                                                                     23,043,060
                                                                                                                 --------------

METAL MINING - 0.97%
     83,900  NEWMONT MINING CORPORATION                                                                               3,544,775
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
     50,500  JOHNSON & JOHNSON                                                                                        3,391,580
    133,500  TYCO INTERNATIONAL LIMITED                                                                               4,512,300

                                                                                                                      7,903,880
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.33%
    220,800  OFFICE DEPOT INCORPORATED+                                                                               4,897,344
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 2.90%
     47,100  DREAMWORKS ANIMATION SKG INCORPORATED+                                                              $    1,917,441
    155,100  TIME WARNER INCORPORATED+                                                                                2,722,005
    209,600  WALT DISNEY COMPANY                                                                                      6,021,808

                                                                                                                     10,661,254
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.30%
    277,700  PROVIDIAN FINANCIAL CORPORATION+                                                                         4,765,332
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.95%
    360,200  CHESAPEAKE ENERGY CORPORATION                                                                            7,902,788
     41,300  OCCIDENTAL PETROLEUM CORPORATION                                                                         2,939,321

                                                                                                                     10,842,109
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.09%
     93,600  CHEVRONTEXACO CORPORATION                                                                                5,457,816
     75,600  CONOCOPHILLIPS                                                                                           8,152,704
    270,000  EXXONMOBIL CORPORATION                                                                                  16,092,000
     71,000  SUNOCO INCORPORATED                                                                                      7,349,920

                                                                                                                     37,052,440
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.32%
     95,300  UNITED STATES STEEL CORPORATION                                                                          4,846,005
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.50%
     26,300  UNION PACIFIC CORPORATION                                                                                1,833,110
                                                                                                                 --------------

REAL ESTATE - 1.48%
    155,600  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             5,444,444
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.67%
     37,100  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,706,290
    358,500  E*TRADE FINANCIAL CORPORATION+                                                                           4,302,000
     75,700  FRANKLIN RESOURCES INCORPORATED                                                                          5,196,805
     74,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,139,260
    120,600  MERRILL LYNCH & COMPANY INCORPORATED                                                                     6,825,960

                                                                                                                     28,170,315
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.49%
     83,800  ALTRIA GROUP INCORPORATED                                                                                5,479,682
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.62%
     88,500  AUTOLIV INCORPORATED                                                                                     4,217,025
     73,400  TEXTRON INCORPORATED                                                                                     5,477,108
     71,600  UNITED TECHNOLOGIES CORPORATION                                                                          7,278,856

                                                                                                                     16,972,989
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.65%
     68,800  MCKESSON CORPORATION                                                                                     2,597,200
     41,400  NIKE INCORPORATED CLASS B                                                                                3,449,034

                                                                                                                      6,046,234
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.45%
     98,500  INGRAM MICRO INCORPORATED CLASS A+                                                                  $    1,641,995
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $331,842,385)                                                                             357,708,914
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.35%

MUTUAL FUND - 2.35%
  8,623,397  WELLS FARGO MONEY MARKET TRUST~>>                                                                        8,623,397
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,623,397)                                                                        8,623,397
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $340,465,782)*                         99.78%                                                              $  366,332,311
OTHER ASSETS AND LIABILITIES, NET             0.22                                                                      808,478
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  367,140,789
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,623,397.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.91%

APPAREL & ACCESSORY STORES - 2.54%
  1,615,800  KOHL'S CORPORATION+<<                                                                               $   83,423,754
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 9.07%
  1,260,000  FASTENAL COMPANY                                                                                        69,690,600
  2,916,717  HOME DEPOT INCORPORATED                                                                                111,535,258
  2,041,400  LOWE'S COMPANIES INCORPORATED<<                                                                        116,543,526

                                                                                                                    297,769,384
                                                                                                                 --------------

BUSINESS SERVICES - 21.14%
    808,600  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  36,346,570
  6,138,600  EBAY INCORPORATED+<<                                                                                   228,724,236
  3,916,400  FIRST DATA CORPORATION                                                                                 153,953,684
  1,338,343  FISERV INCORPORATED+                                                                                    53,266,052
  7,463,920  MICROSOFT CORPORATION                                                                                  180,402,946
  1,207,200  YAHOO! INCORPORATED+                                                                                    40,924,080

                                                                                                                    693,617,568
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.98%
  1,605,500  AMGEN INCORPORATED+                                                                                     93,456,155
  1,595,600  GENENTECH INCORPORATED+<<                                                                               90,326,916
    639,200  GENZYME CORPORATION+<<                                                                                  36,587,808
  1,581,500  PFIZER INCORPORATED                                                                                     41,546,005

                                                                                                                    261,916,884
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.75%
    564,700  STATE STREET CORPORATION                                                                                24,688,684
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.41%
    626,700  APOLLO GROUP INCORPORATED CLASS A+<<                                                                    46,413,402
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.74%
  7,218,200  CISCO SYSTEMS INCORPORATED+<<                                                                          129,133,598
  7,351,950  INTEL CORPORATION                                                                                      170,785,799
  1,974,900  LINEAR TECHNOLOGY CORPORATION<<                                                                         75,658,419
  7,014,300  NOKIA OYJ ADR<<                                                                                        108,230,649

                                                                                                                    483,808,465
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.88%
  3,880,710  PAYCHEX INCORPORATED                                                                                   127,364,902
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 4.72%
  1,647,000  TARGET CORPORATION                                                                                      82,382,940
  1,447,800  WAL-MART STORES INCORPORATED<<                                                                          72,549,258

                                                                                                                    154,932,198
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.45%
  3,198,800  DELL INCORPORATED+                                                                                     122,897,896
  4,528,400  EMC CORPORATION+                                                                                        55,789,888

                                                                                                                    178,687,784
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.88%
  2,295,166  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           $  127,175,148
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.31%
  4,062,100  MEDTRONIC INCORPORATED                                                                                 206,963,995
                                                                                                                 --------------

PERSONAL SERVICES - 2.92%
  2,316,450  CINTAS CORPORATION<<                                                                                    95,692,550
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 14.12%
 10,885,337  CHARLES SCHWAB CORPORATION<<                                                                           114,404,892
  1,293,600  FRANKLIN RESOURCES INCORPORATED                                                                         88,805,640
  1,828,150  GOLDMAN SACHS GROUP INCORPORATED<<                                                                     201,078,218
    756,700  LEGG MASON INCORPORATED                                                                                 59,128,538

                                                                                                                    463,417,288
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $2,889,922,170)                                                                         3,245,872,006
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
  3,759,000  EVERGREEN MONEY MARKET FUND                                                                              3,759,000
  1,304,291  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,304,291
  2,498,640  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,498,640

                                                                                                                      7,561,931
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 3.77%
$46,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $46,003,680)                                             2.88%        04/01/2005        46,000,000
  7,518,000  BELFORD US CAPITAL COMPANY                                               2.84         06/21/2005         7,518,000
  2,255,000  BETA FINANCE INCORPORATED                                                2.86         06/02/2006         2,255,271
  3,759,000  CC USA INCORPORATED                                                      2.94         07/05/2005         3,760,616
  5,300,000  CIESCO LLC                                                               2.84         04/01/2005         5,300,000
  2,255,000  DEUTSCHE BANK NEW YORK                                                   3.03         11/10/2005         2,238,381
  3,007,000  K2 (USA) LLC                                                             2.85         07/24/2006         3,007,150
  8,000,000  LEGACY CAPITAL CORPORATION LLC                                           2.82         05/17/2005         7,970,240
  3,759,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    3.07         12/23/2005         3,761,481
  7,518,000  LINKS FINANCE LLC                                                        2.80         03/15/2006         7,516,947
  7,518,000  MORGAN STANLEY                                                           2.95         04/22/2005         7,505,821
  3,007,000  MORGAN STANLEY                                                           2.81         08/13/2010         3,007,030
  7,518,000  NATEXIS BANQUE NEW YORK                                                  2.98         06/09/2005         7,509,279
  7,518,000  TANGO FINANCE CORPORATION                                                2.85         10/25/2006         7,517,023
  3,759,000  TRAVELERS INSURANCE COMPANY                                              2.88         02/10/2006         3,758,925
  5,000,000  UBS FINANCE (DELAWARE) LLC                                               2.79         04/01/2005         5,000,000

                                                                                                                    123,626,164
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $131,188,095)                                                       131,188,095
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 1.03%

MUTUAL FUND - 1.03%
 33,950,160  WELLS FARGO MONEY MARKET TRUST~>>                                                                   $   33,950,160
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,950,160)                                                                      33,950,160
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,055,060,425)*                      103.94%                                                              $3,411,010,261
OTHER ASSETS AND LIABILITIES, NET            (3.94)                                                                (129,343,399)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $3,281,666,862
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $37,284,671. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,950,160.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.50%

AUSTRALIA - 4.01%
    213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    $    1,434,512
    243,100  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,145,254
         32  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             383
     25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  551,748
    162,600  SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           976,984
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             2,208,839

                                                                                                                      6,317,720
                                                                                                                 --------------

AUSTRIA - 0.58%
      2,900  OMV AG (OIL & GAS EXTRACTION)                                                                              921,393
                                                                                                                 --------------

BELGIUM - 0.66%
     43,400  DEXIA (DEPOSITORY INSTITUTIONS)                                                                          1,032,355
                                                                                                                 --------------

DENMARK - 0.87%
      6,500  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 435,422
     16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  487,429
     10,600  TDS A/S (COMMUNICATIONS)                                                                                   446,792

                                                                                                                      1,369,643
                                                                                                                 --------------

FINLAND - 1.46%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)+                                                           83,267
     41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   645,963
     38,500  KESKO OYJ (FOOD STORES)<<                                                                                  989,163
     48,500  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                     585,322

                                                                                                                      2,303,715
                                                                                                                 --------------

FRANCE - 9.33%
      6,753  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                        530,485
     44,600  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 3,159,574
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       538,403
     39,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,412,662
     10,500  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                   583,643
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    1,911,334
     24,300  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,524,720
      7,800  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       1,825,052
     27,100  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,206,349

                                                                                                                     14,692,222
                                                                                                                 --------------

GERMANY - 6.71%
     13,600  AAREAL BANK AG (REAL ESTATE)                                                                               479,525
     22,300  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,580,943
     13,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,141,163
     11,500  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           1,323,775
     38,900  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                  1,045,327
     36,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          1,645,775

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     94,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                        $    1,950,641
     53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                         1,407,414

                                                                                                                     10,574,563
                                                                                                                 --------------

GREECE - 0.28%
     89,000  INTRACOM SA (COMMUNICATIONS)                                                                               445,329
                                                                                                                 --------------

HONG KONG - 1.03%
  1,677,900  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    903,548
    652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                               719,474

                                                                                                                      1,623,022
                                                                                                                 --------------

IRELAND - 0.91%
     81,000  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,438,497
                                                                                                                 --------------

ITALY - 3.87%
     85,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+              824,599
    403,800  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,190,834
     68,100  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               651,489
     60,395  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,568,142
     89,400  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,224,943
     26,800  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     630,543

                                                                                                                      6,090,550
                                                                                                                 --------------

JAPAN - 21.27%
      8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  581,460
    116,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        1,509,079
     71,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,305,055
      2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              58,752
     70,100  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         1,640,875
     20,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               510,445
     42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           810,706
     31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            424,064
     70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               1,425,142
     24,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   1,231,950
    301,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              1,619,668
     41,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             830,085
     34,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        481,638
    537,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,722,727
    474,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            1,511,779
     58,600  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     761,259
     74,600  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              773,619
        540  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,361,839
    117,400  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,203,232
     14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               963,844
     44,500  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,166,138
     42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               415,108

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
    101,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  $      865,607
     30,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           637,881
     13,100  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  882,048
    135,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,344,586
    265,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         946,517
    220,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,062,762
     19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   348,708
    110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      4,104,234

                                                                                                                     33,500,807
                                                                                                                 --------------

NETHERLANDS - 4.97%
     65,500  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,625,125
    167,800  AEGON NV (INSURANCE CARRIERS)                                                                            2,264,364
     61,800  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,866,585
     40,200  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            642,529
     23,900  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,428,863

                                                                                                                      7,827,466
                                                                                                                 --------------

NORWAY - 0.92%
     50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              510,916
      9,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     775,836
     10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                            158,274

                                                                                                                      1,445,026
                                                                                                                 --------------

PORTUGAL - 0.37%
    211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     575,477
                                                                                                                 --------------

SINGAPORE - 1.02%
    103,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                           948,417
    545,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                          661,370

                                                                                                                      1,609,787
                                                                                                                 --------------

SPAIN - 3.81%
     63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               774,152
    119,800  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          2,694,385
     95,700  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                   2,533,210

                                                                                                                      6,001,747
                                                                                                                 --------------

SWEDEN - 2.58%
     25,900  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                        611,704
    262,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      2,652,343
     42,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 797,833

                                                                                                                      4,061,880
                                                                                                                 --------------

SWITZERLAND - 6.55%
      8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                   80,891
      2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                            663,685
     16,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      1,109,193

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      2,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  $    1,248,694
      3,000  SWISSCOM AG (COMMUNICATIONS)                                                                             1,099,870
     45,200  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         3,816,897
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             456,085
      5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                   876,050
     38,600  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                             960,119

                                                                                                                     10,311,484
                                                                                                                 --------------

UNITED KINGDOM - 25.30%
     78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       1,306,553
    126,100  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       1,251,062
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,373,991
    323,400  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   3,306,297
     53,500  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  666,766
    115,900  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     660,899
     56,200  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+              860,783
     17,000  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               200,304
    164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                955,326
    167,300  BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,120,771
    479,687  BT GROUP PLC (COMMUNICATIONS)                                                                            1,862,835
    529,200  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                            1,527,586
    186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                     553,603
     78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                   508,547
     78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         651,057
    220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       1,059,269
     31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          717,480
    175,800  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,662,752
     37,300  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         581,524
    166,000  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  907,373
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                683,372
    123,700  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,397,898
    350,000  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           3,161,553
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               691,132
    676,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,719,470
    688,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,542,692
    231,200  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,786,964
     45,800  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    791,938
    391,800  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          3,516,921
    139,200  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 1,659,867
     55,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                           1,171,409

                                                                                                                     39,857,994
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $116,635,238)                                                                             152,000,677
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 6.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.50%
 10,233,394  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    $   10,233,394
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,233,394)                                                           10,233,394
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.96%

MUTUAL FUND - 0.96%
  1,513,097  WELLS FARGO MONEY MARKET TRUST~>>                                                                        1,513,097
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,513,097)                                                                        1,513,097
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,381,729)*                        103.96%                                                              $  163,747,168
OTHER ASSETS AND LIABILITIES, NET            (3.96)                                                                  (6,232,910)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  157,514,258
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,513,097.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.22%

AGRICULTURAL PRODUCTION CROPS - 0.21%
     25,324  DELTA & PINE LAND COMPANY                                                                           $      683,748
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.60%
     18,405  ARGOSY GAMING COMPANY+                                                                                     845,158
     22,342  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                                  77,750
     18,377  MULTIMEDIA GAMES INCORPORATED+<<                                                                           142,605
     26,131  PINNACLE ENTERTAINMENT+                                                                                    436,388
     17,149  WMS INDUSTRIES INCORPORATED+<<                                                                             482,916

                                                                                                                      1,984,817
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.58%
      8,990  ASHWORTH INCORPORATED+                                                                                     102,396
     20,786  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION<<                                                            596,558
     13,589  CATO CORPORATION                                                                                           438,245
     13,630  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                                650,833
     23,415  CHRISTOPHER & BANKS CORPORATION                                                                            412,104
     17,000  DRESS BARN INCORPORATED+                                                                                   309,740
     30,126  FINISH LINE INCORPORATED CLASS A                                                                           697,417
     17,200  GOODY'S FAMILY CLOTHING INCORPORATED                                                                       155,316
     29,842  HOT TOPIC INCORPORATED+<<                                                                                  652,048
      7,716  OSHKOSH B'GOSH INCORPORATED CLASS A                                                                        235,338
     11,885  STAGE STORES INCORPORATED+                                                                                 456,265
     22,748  TOO INCORPORATED+                                                                                          561,193

                                                                                                                      5,267,453
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.86%
     20,304  GYMBOREE CORPORATION+<<                                                                                    254,612
      4,127  HAGGAR CORPORATION                                                                                          83,324
     18,148  KELLWOOD COMPANY                                                                                           522,481
     19,509  PHILLIPS-VAN HEUSEN CORPORATION                                                                            519,720
     37,649  QUIKSILVER INCORPORATED+<<                                                                               1,092,950
     21,424  RUSSELL CORPORATION                                                                                        387,346

                                                                                                                      2,860,433
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.16%
     23,461  SONIC AUTOMOTIVE INCORPORATED                                                                              532,799
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.17%
     20,641  CENTRAL PARKING CORPORATION                                                                                354,612
      9,720  MIDAS INCORPORATED+<<                                                                                      221,908

                                                                                                                        576,520
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.88%
     24,719  MDC HOLDINGS INCORPORATED                                                                                1,721,663
      3,743  NVR INCORPORATED+<<                                                                                      2,938,255
     22,171  STANDARD-PACIFIC CORPORATION                                                                             1,600,525

                                                                                                                      6,260,443
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES - 7.54%
     29,045  AARON RENTS INCORPORATED                                                                            $      580,900
     29,082  ABM INDUSTRIES INCORPORATED                                                                                559,247
     15,369  ADMINISTAFF INCORPORATED                                                                                   224,387
     20,434  ADVO INCORPORATED                                                                                          765,253
     15,189  ALTIRIS INCORPORATED+                                                                                      362,258
     20,666  ANSYS INCORPORATED+                                                                                        706,984
     20,472  ARBITRON INCORPORATED                                                                                      878,249
     29,246  BRADY CORPORATION CLASS A                                                                                  946,108
      8,346  BROOKTROUT INCORPORATED+                                                                                    93,893
     19,608  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                               1,082,950
     19,912  CAPTARIS INCORPORATED+                                                                                      80,644
     15,160  CARREKER CORPORATION+                                                                                       85,048
     21,444  CERNER CORPORATION+<<                                                                                    1,126,025
     38,482  CIBER INCORPORATED+                                                                                        279,764
     28,824  COGNEX CORPORATION                                                                                         717,141
     27,388  DENDRITE INTERNATIONAL INCORPORATED+                                                                       384,528
     23,404  DIGITAL INSIGHT CORPORATION+                                                                               383,826
     32,020  EFUNDS CORPORATION+                                                                                        714,686
     25,422  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                    839,180
     27,101  FILENET CORPORATION+                                                                                       617,361
     18,263  FINDWHAT.COM+                                                                                              189,387
     13,879  GERBER SCIENTIFIC INCORPORATED                                                                             101,039
     12,581  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                           462,603
     26,226  HYPERION SOLUTIONS CORPORATION+                                                                          1,156,829
      6,815  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                      189,798
     28,267  INTERNET SECURITY SYSTEMS+                                                                                 517,286
     11,412  INTRADO INCORPORATED+<<                                                                                    140,368
     19,089  JDA SOFTWARE GROUP INCORPORATED+                                                                           268,010
     20,857  KRONOS INCORPORATED+                                                                                     1,066,001
     27,905  LABOR READY INCORPORATED+                                                                                  520,428
     19,712  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                       401,533
     13,375  MAPINFO CORPORATION+                                                                                       161,035
     15,071  MRO SOFTWARE INCORPORATED+                                                                                 211,446
     28,041  NAPSTER INCORPORATED+<<                                                                                    182,547
     21,011  NCO GROUP INCORPORATED+                                                                                    410,765
     23,596  NDCHEALTH CORPORATION+                                                                                     377,064
     16,367  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  92,146
     16,573  ON ASSIGNMENT INCORPORATED+                                                                                 84,522
     12,923  PC-TEL INCORPORATED+                                                                                        95,113
     16,213  PHOENIX TECHNOLOGIES LIMITED+                                                                              154,348
     23,964  PROGRESS SOFTWARE CORPORATION+                                                                             628,336
     15,593  RADIANT SYSTEMS INCORPORATED+                                                                              152,811
     13,028  RADISYS CORPORATION+<<                                                                                     184,477
     22,936  SERENA SOFTWARE INCORPORATED+<<                                                                            544,959
     10,342  SOURCECORP INCORPORATED+<<                                                                                 208,288
     39,996  SPHERION CORPORATION+                                                                                      299,570
     10,839  SPSS INCORPORATED+                                                                                         188,490
      8,367  STARTEK INCORPORATED                                                                                       140,566

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     30,223  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                       $    1,181,719
     13,611  TALX CORPORATION                                                                                           247,176
     25,734  THQ INCORPORATED+<<                                                                                        724,155
     24,766  VERITY INCORPORATED+                                                                                       234,039
      6,069  VERTRUE INCORPORATED+<<                                                                                    215,085
     14,516  VIAD CORPORATION                                                                                           390,480
      7,722  VOLT INFORMATION SCIENCE INCORPORATED+                                                                     186,486
     25,197  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                       544,003
     15,570  WEBSENSE INCORPORATED+                                                                                     837,666

                                                                                                                     25,119,006
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.97%
     30,747  ALPHARMA INCORPORATED CLASS A<<                                                                            378,803
     15,385  ARCH CHEMICALS INCORPORATED                                                                                438,011
     20,463  ARQULE INCORPORATED+                                                                                        96,381
      9,761  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                     93,315
     17,120  CAMBREX CORPORATION                                                                                        364,656
     23,560  CONNECTICS CORPORATION+<<                                                                                  595,832
     17,212  DIAGNOSTIC PRODUCTS CORPORATION                                                                            831,340
     22,274  GEORGIA GULF CORPORATION                                                                                 1,024,158
     18,790  HB FULLER COMPANY                                                                                          544,910
     22,066  IDEXX LABORATORIES INCORPORATED+                                                                         1,195,095
     29,567  IMMUCOR INCORPORATED+<<                                                                                    892,628
     18,079  MACDERMID INCORPORATED<<                                                                                   587,567
     35,643  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                               1,068,577
     46,853  MGI PHARMA INCORPORATED+<<                                                                               1,183,975
      8,880  NATURES SUNSHINE PRODUCTS INCORPORATED                                                                     152,470
     40,089  NBTY INCORPORATED+<<                                                                                     1,005,833
     15,372  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        260,709
     18,593  OM GROUP INCORPORATED+<<                                                                                   565,599
     26,680  OMNOVA SOLUTIONS INCORPORATED+                                                                             143,272
     17,198  PAREXEL INTERNATIONAL CORPORATION+                                                                         404,153
      5,786  PENFORD CORPORATION                                                                                         94,022
     60,186  POLYONE CORPORATION+                                                                                       534,452
      6,339  QUAKER CHEMICAL CORPORATION                                                                                130,203
     10,869  SURMODICS INCORPORATED+<<                                                                                  346,830
     20,992  WELLMAN INCORPORATED                                                                                       303,544

                                                                                                                     13,236,335
                                                                                                                 --------------

COAL MINING - 0.77%
     49,865  MASSEY ENERGY COMPANY<<                                                                                  1,996,595
     12,129  PENN VIRGINIA CORPORATION                                                                                  556,721

                                                                                                                      2,553,316
                                                                                                                 --------------

COMMUNICATIONS - 1.02%
     22,633  ANIXTER INTERNATIONAL INCORPORATED+                                                                        818,183
     13,755  AUDIOVOX CORPORATION CLASS A+                                                                              175,239
     11,514  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                   81,980

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (CONTINUED)
     34,652  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                         $      316,373
     23,360  GLOBAL PAYMENTS INCORPORATED                                                                             1,506,486
     14,173  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                   486,275

                                                                                                                      3,384,536
                                                                                                                 --------------

COMPUTERS-INTERGRATED SYSTEMS - 0.11%
     18,859  AGILYSYS INCORPORATED                                                                                      370,768
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.41%
      8,176  CHEMED CORPORATION                                                                                         625,301
     10,028  EMCOR GROUP INCORPORATED+                                                                                  469,511
     17,548  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                            254,621

                                                                                                                      1,349,433
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 7.43%
     13,716  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      385,557
     34,552  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  601,205
     18,440  BANKUNITED FINANCIAL CORPORATION CLASS A+                                                                  495,298
     18,083  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                           429,471
     40,433  BROOKLINE BANCORP INCORPORATED                                                                             602,452
     30,389  CHITTENDEN CORPORATION                                                                                     792,235
     25,740  COMMERCIAL FEDERAL CORPORATION                                                                             711,711
     20,070  COMMUNITY BANK SYSTEM INCORPORATED                                                                         459,804
     22,004  DIME COMMUNITY BANCSHARES                                                                                  334,461
     15,525  DOWNEY FINANCIAL CORPORATION                                                                               955,253
     34,436  EAST WEST BANCORP INCORPORATED                                                                           1,271,377
     25,113  FIRST BANCORP PUERTO RICO                                                                                1,061,024
     29,996  FIRST MIDWEST BANCORP INCORPORATED                                                                         974,270
     15,301  FIRST REPUBLIC BANK                                                                                        495,293
     10,821  FIRSTFED FINANCIAL CORPORATION+                                                                            551,979
     30,570  FLAGSTAR BANCORP INCORPORATED                                                                              597,644
     26,350  GOLD BANC CORPORATION INCORPORATED                                                                         369,691
     29,477  HUDSON UNITED BANCORP                                                                                    1,039,064
     15,141  IRWIN FINANCIAL CORPORATION                                                                                348,546
     20,906  MAF BANCORP INCORPORATED                                                                                   868,435
     15,293  NARA BANK NATIONAL ASSOCIATION                                                                             214,867
     12,309  PRIVATEBANCORP INCOPORATED                                                                                 386,626
     21,714  PROVIDENT BANKSHARES CORPORATION                                                                           715,693
     46,169  REPUBLIC BANCORP INCORPORATED                                                                              625,128
     17,209  RIGGS NATIONAL CORPORATION                                                                                 328,520
     46,610  SOUTH FINANCIAL GROUP INCORPORATED                                                                       1,423,469
     45,929  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                             842,797
     29,597  STERLING BANCSHARES INCORPORATED TEXAS                                                                     420,277
     14,952  STERLING FINANCIAL CORPORATION+                                                                            533,786
     30,497  SUSQUEHANNA BANCSHARES INCORPORATED                                                                        743,517
     48,752  TRUSTCO BANK CORPORATION NY                                                                                560,161
     29,836  UCBH HOLDINGS INCORPORATED                                                                               1,190,456
     29,270  UMPQUA HOLDINGS CORPORATION                                                                                683,455

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     25,734  UNITED BANKSHARES INCORPORATED                                                                      $      852,825
     27,535  WHITNEY HOLDING CORPORATION                                                                              1,225,583
     14,122  WINTRUST FINANCIAL CORPORATION                                                                             665,005

                                                                                                                     24,756,935
                                                                                                                 --------------

DURABLE GOODS - CONSUMER - 0.03%
     15,881  STURM RUGER & COMPANY INCORPORATED                                                                         110,055
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.44%
     23,828  CEC ENTERTAINMENT INCORPORATED+<<                                                                          872,105
     13,072  IHOP CORPORATION                                                                                           623,273
     23,940  JACK IN THE BOX INCORPORATED+                                                                              888,174
     15,798  LANDRY'S RESTAURANTS INCORPORATED                                                                          456,878
     12,966  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                                 374,782
     14,013  O'CHARLEYS INCORPORATED+                                                                                   304,643
     16,944  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                1,013,251
      9,292  PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                   322,618
     22,527  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                               695,634
     27,485  RYAN'S RESTAURANT GROUP INCORPORATED+<<                                                                    399,357
     39,455  SONIC CORPORATION+                                                                                       1,317,797
     18,123  STEAK N SHAKE COMPANY+                                                                                     350,680
     35,930  TRIARC COMPANIES INCORPORATED CLASS B<<                                                                    496,912

                                                                                                                      8,116,104
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.73%
     19,460  ALLETE INCORPORATED<<                                                                                      814,401
     10,943  AMERICAN STATES WATER COMPANY<<                                                                            276,858
     52,031  ATMOS ENERGY CORPORATION                                                                                 1,404,837
     31,785  AVISTA CORPORATION                                                                                         556,237
      7,405  CASCADE NATURAL GAS CORPORATION                                                                            147,804
      7,976  CENTRAL VERMONT PUBLIC SERVICE                                                                             179,300
     10,335  CH ENERGY GROUP INCORPORATED                                                                               472,310
     32,087  CLECO CORPORATION                                                                                          683,453
     31,084  EL PASO ELECTRIC COMPANY+                                                                                  590,596
     24,005  ENERGEN CORPORATION                                                                                      1,598,733
      3,358  GREEN MOUNTAIN POWER CORPORATION                                                                            98,389
     13,805  LACLEDE GROUP INCORPORATED                                                                                 403,106
     17,459  NEW JERSEY RESOURCES                                                                                       759,990
     18,106  NORTHWEST NATURAL GAS COMPANY                                                                              654,894
     50,246  PIEDMONT NATURAL GAS COMPANY<<                                                                           1,157,668
     63,639  SOUTHERN UNION COMPANY+<<                                                                                1,597,967
     23,645  SOUTHWEST GAS CORPORATION                                                                                  571,263
     33,803  UGI CORPORATION                                                                                          1,535,332
      8,941  UIL HOLDINGS CORPORATION                                                                                   452,862
     22,474  UNISOURCE ENERGY CORPORATION<<                                                                             696,020
     31,281  WASTE CONNECTIONS INCORPORATED+<<                                                                        1,087,015

                                                                                                                     15,739,035
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.50%
     16,503  ACTEL CORPORATION+                                                                                  $      253,816
     28,408  ACUITY BRANDS INCORPORATED                                                                                 767,016
     73,166  ADAPTEC INCORPORATED+                                                                                      350,465
     17,789  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   172,020
     48,908  AEROFLEX INCORPORATED+                                                                                     456,312
     19,773  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                         49,235
     16,145  AO SMITH CORPORATION                                                                                       466,106
     14,678  APPLICA INCORPORATED+                                                                                       74,271
      7,448  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     170,559
     25,739  ARTESYN TECHNOLOGIES INCORPORATED+                                                                         224,187
     20,592  ATMI INCORPORATED+<<                                                                                       515,624
     19,899  BALDOR ELECTRIC COMPANY                                                                                    513,593
      7,320  BEL FUSE INCORPORATED CLASS B<<                                                                            221,796
     27,095  BENCHMARK ELECTRONICS INCORPORATED+                                                                        862,434
     16,621  C&D TECHNOLOGIES INCORPORATED                                                                              167,041
     31,276  C-COR INCORPORATED+                                                                                        190,158
      7,399  CATAPULT COMMUNICATIONS CORPORATION+                                                                       157,969
     15,981  CERADYNE INCORPORATED+<<                                                                                   357,495
     26,125  CHECKPOINT SYSTEMS INCORPORATED+                                                                           440,990
     12,005  CONCORD COMMUNICATIONS INCORPORATED+                                                                       121,491
     24,088  CTS CORPORATION                                                                                            313,144
     13,841  CUBIC CORPORATION                                                                                          262,149
     24,211  CYMER INCORPORATED+<<                                                                                      648,128
     12,976  DIONEX CORPORATION+<<                                                                                      707,192
     18,364  DSP GROUP INCORPORATED+                                                                                    473,057
     11,323  DUPONT PHOTOMASKS INCORPORATED+<<                                                                          301,984
     18,668  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                              361,972
     23,092  ESS TECHNOLOGY INCORPORATED+                                                                               121,695
     27,401  EXAR CORPORATION+                                                                                          367,173
     47,381  HARMONIC INCORPORATED+                                                                                     452,962
     17,123  HELIX TECHNOLOGY CORPORATION                                                                               264,893
     16,504  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                      574,009
     15,264  INTER-TEL INCORPORATED                                                                                     373,968
     14,592  LITTELFUSE INCORPORATED+                                                                                   418,061
     18,716  MAGNETEK INCORPORATED+                                                                                      99,756
     13,824  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     381,266
     23,830  METHODE ELECTRONICS                                                                                        288,581
     40,057  MICROSEMI CORPORATION+                                                                                     652,528
     16,031  MOOG INCORPORATED CLASS A+                                                                                 724,601
      3,802  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    153,221
     12,408  PARK ELECTROCHEMICAL CORPORATION                                                                           251,386
     17,388  PERICOM SEMICONDUCTOR+                                                                                     149,015
     21,456  PHOTRONICS INCORPORATED+                                                                                   388,354
     20,346  POWER INTEGRATIONS INCORPORATED+<<                                                                         425,028
     28,018  RAYOVAC CORPORATION+                                                                                     1,165,549
     19,028  REGAL-BELOIT CORPORATION                                                                                   547,816
     10,984  ROGERS CORPORATION+                                                                                        439,360
     10,213  SBS TECHNOLOGIES INCORPORATED+                                                                             113,875

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    102,878  SKYWORKS SOLUTIONS INCORPORATED+                                                                    $      653,275
     12,232  STANDARD MICROSYSTEMS CORPORATION+                                                                         212,347
      8,562  SUPERTEX INCORPORATED+                                                                                     156,770
     30,230  SYMMETRICOM INCORPORATED+                                                                                  335,251
     17,230  SYNAPTICS INCORPORATED+                                                                                    399,736
     26,539  TECHNITROL INCORPORATED+                                                                                   395,962
      8,933  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                      61,638
     23,971  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    911,138
     15,843  VIASAT INCORPORATED+                                                                                       296,106
     20,142  VICOR CORPORATION                                                                                          210,282
     19,406  ZIX CORPORATION+<<                                                                                          72,578

                                                                                                                     21,658,384
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.66%
     21,695  AMERICAN HEALTHCORP+<<                                                                                     716,369
     10,205  CDI CORPORATION                                                                                            225,837
     13,129  MAXMUS INCORPORATED                                                                                        439,690
     34,610  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                         1,676,854
     28,004  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                                    140,300
     31,333  REGENERON PHARMACEUTICAL INCORPORATED+<<                                                                   160,112
     10,998  SFBC INTERNATIONAL INCORPORATED+                                                                           387,569
     37,042  TETRA TECH INCORPORATED+                                                                                   467,470
     25,793  URS CORPORATION+                                                                                           741,549
     21,358  WATSON WYATT & COMPANY HOLDINGS                                                                            580,938

                                                                                                                      5,536,688
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.83%
     23,344  APTARGROUP INCORPORATED                                                                                  1,213,421
     38,674  COMMERCIAL METALS COMPANY                                                                                1,310,662
     17,489  GRIFFON CORPORATION+                                                                                       374,439
     19,800  MASOTECH ESCROW INCORPORATED+(A)                                                                                 0
      8,784  MATERIAL SCIENCES CORPORATION+                                                                             118,145
      9,575  MOBILE MINI INCORPORATED+                                                                                  386,926
     42,021  SHAW GROUP INCORPORATED+<<                                                                                 916,058
     27,691  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                 855,652
     13,335  VALMONT INDUSTRIES INCORPORATED                                                                            297,637
     18,881  WATTS WATER TECHNOLOGIES INCORPORATED                                                                      615,709

                                                                                                                      6,088,649
                                                                                                                 --------------

FINANCE COMPANIES - 0.02%
     13,485  REWARDS NETWORK INCORPORATED+                                                                               56,098
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.27%
     12,053  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                   330,252
     49,283  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,280,865
     25,801  FLOWERS FOODS INCORPORATED                                                                                 727,846
      5,160  J & J SNACK FOODS CORPORATION                                                                              241,643
     18,589  LANCE INCORPORATED                                                                                         298,726

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     19,343  RALCORP HOLDINGS INCORPORATED+                                                                      $      915,891
     10,082  SANDERSON FARMS INCORPORATED                                                                               435,643

                                                                                                                      4,230,866
                                                                                                                 --------------

FOOD STORES - 0.42%
     18,489  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                       275,486
     19,861  PANERA BREAD COMPANY+<<                                                                                  1,122,742

                                                                                                                      1,398,228
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.56%
      7,242  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  142,667
     23,277  ETHAN ALLEN INTERIORS INCORPORATED                                                                         744,864
     34,207  LA-Z-BOY INCORPORATED                                                                                      476,504
     24,240  SELECT COMFORT CORPORATION+<<                                                                              495,466

                                                                                                                      1,859,501
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 0.59%
     32,873  CASEY'S GENERAL STORES                                                                                     590,728
     25,825  FRED'S INCORPORATED<<                                                                                      443,415
     19,383  SHOPKO STORES INCORPORATED+<<                                                                              430,690
     22,314  STEIN MART INCORPORATED+                                                                                   502,065

                                                                                                                      1,966,898
                                                                                                                 --------------

HEALTH SERVICES - 2.79%
     32,098  ACCREDO HEALTH INCORPORATED+<<                                                                           1,425,472
      9,994  AMEDISYS INCORPORATED+                                                                                     302,319
     19,184  AMSURG CORPORATION+<<                                                                                      485,355
     17,238  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     288,909
     14,603  CRYOLIFE INCORPORATED+<<                                                                                    90,393
      8,481  CURATIVE HEALTH SERVICES INCORPORATED+                                                                      28,836
     19,770  ENZO BIOCHEM INCORPORATED+<<                                                                               285,083
     15,751  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      254,851
     42,644  HOOPER HOLMES INCORPORATED                                                                                 162,900
     11,771  LCA-VISION INCORPORATED                                                                                    391,958
     20,478  NAUTILUS GROUP INCORPORATED<<                                                                              486,557
     30,372  OCA INCORPORATED+<<                                                                                        129,081
     22,504  ODYSSEY HEALTHCARE INCORPORATED+                                                                           264,647
     14,939  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    1,024,666
     32,645  PROVINCE HEALTHCARE COMPANY+                                                                               786,418
     10,763  REHABCARE GROUP INCORPORATED+                                                                              309,006
     17,512  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   1,117,966
     12,264  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                      596,030
     18,887  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       864,458

                                                                                                                      9,294,905
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.54%
      8,757  4KIDS ENTERTAINMENT INCORPORATED+<<                                                                        193,617
     26,470  CAPITAL AUTOMOTIVE                                                                                         876,687

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
     17,959  COLONIAL PROPERTIES TRUST<<                                                                         $      689,805
     34,078  COMMERCIAL NET LEASE REALTY INCORPORATED                                                                   628,739
     20,468  CRT PROPERTIES INCORPORATED                                                                                445,793
     16,424  ENTERTAINMENT PROPERTIES TRUST                                                                             680,446
     15,048  ESSEX PROPERTY TRUST INCORPORATED                                                                        1,037,409
     19,205  GABLES RESIDENTIAL TRUST                                                                                   639,527
     20,944  GLENBOROUGH REALTY TRUST INCORPORATED                                                                      400,449
     18,847  KILROY REALTY CORPORATION                                                                                  771,031
      9,224  PARKWAY PROPERTIES INCORPORATED                                                                            430,761
     30,484  SHURGARD STORAGE CENTERS INCORPORATED                                                                    1,249,234
     10,349  SOVRAN SELF STORAGE INCORPORATED                                                                           410,131

                                                                                                                      8,453,629
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
     18,605  BELL MICROPRODUCTS INCORPORATED+                                                                           139,165
     14,282  COST PLUS INCORPORATED+                                                                                    383,900
     11,622  ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                                                                 499,397
     16,602  GUITAR CENTER INCORPORATED+<<                                                                              910,288
     14,826  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                   226,097
     29,624  LINENS `N THINGS INCORPORATED+                                                                             735,564
     18,542  MOVIE GALLERY INCORPORATED<<                                                                               531,785

                                                                                                                      3,426,196
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
     22,807  AZTAR CORPORATION+                                                                                         651,368
     18,034  MARCUS CORPORATION                                                                                         369,697

                                                                                                                      1,021,065
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.27%
     12,050  ASTEC INDUSTRIES INCORPORATED+                                                                             265,702
     65,547  AXCELIS TECHNOLOGIES INCORPORATED+                                                                         478,493
     11,359  BLACK BOX CORPORATION                                                                                      424,940
     33,792  BRIGGS & STRATTON CORPORATION<<                                                                          1,230,367
     29,506  BROOKS AUTOMATION INCORPORATED+<<                                                                          447,901
      7,827  DRIL-QUIP INCORPORATED+                                                                                    240,602
     17,598  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                    941,845
     17,669  FEDDERS CORPORATION<<                                                                                       49,120
     13,022  GARDNER DENVER INCORPORATED+                                                                               514,499
     15,390  GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                                     545,729
     13,977  HYDRIL COMPANY+                                                                                            816,397
     33,324  IDEX CORPORATION                                                                                         1,344,623
     32,596  JLG INDUSTRIES INCORPORATED                                                                                702,444
     18,528  KAYDON CORPORATION<<                                                                                       581,779
     33,715  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   212,067
     35,952  LENNOX INTERNATIONAL INCORPORATED                                                                          788,068
      7,723  LINDSAY MANUFACTURING COMPANY<<                                                                            147,355
     19,358  MANITOWOC COMPANY INCORPORATED                                                                             781,870
     24,817  MICROS SYSTEMS INCORPORATED+<<                                                                             911,032

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     28,349  MILACRON INCORPORATED+<<                                                                            $       86,464
     20,179  NYFIX INCORPORATED+<<                                                                                      108,563
     24,696  PAXAR CORPORATION+                                                                                         527,013
      9,617  PLANAR SYSTEMS INCORPORATED+                                                                                86,745
      8,485  ROBBINS & MYERS INCORPORATED                                                                               186,755
      8,280  SCANSOURCE INCORPORATED+                                                                                   429,152
      9,609  THOMAS INDUSTRIES INCORPORATED<<                                                                           380,901
     59,831  TIMKEN COMPANY                                                                                           1,635,780
     14,175  TORO COMPANY                                                                                             1,254,488
     15,607  ULTRATECH INCORPORATED+<<                                                                                  227,862
     16,445  WATSCO INCORPORATED                                                                                        692,335
      6,943  WOODWARD GOVERNOR COMPANY                                                                                  497,813

                                                                                                                     17,538,704
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     23,592  HILB, ROGAL & HAMILTON COMPANY                                                                             844,594
     11,261  LABONE INCORPORATED+<<                                                                                     388,279

                                                                                                                      1,232,873
                                                                                                                 --------------

INSURANCE CARRIERS - 3.21%
     33,349  AMERIGROUP CORPORATION+                                                                                  1,219,239
     27,181  CENTENE CORPORATION+                                                                                       815,158
     19,530  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                839,790
     46,503  FREMONT GENERAL CORPORATION                                                                              1,022,601
     13,546  INFINITY PROPERTY AND CASUALTY CORPORATION                                                                 423,448
     11,859  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   593,306
     13,272  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           1,028,978
     16,747  PRESIDENTIAL LIFE CORPORATION                                                                              272,641
     19,139  PROASSURANCE CORPORATION+<<                                                                                755,991
     15,156  RLI CORPORATION                                                                                            628,216
      6,499  SCPIE HOLDINGS INCORPORATED+                                                                                71,684
     18,340  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                   847,858
     18,876  STEWART & STEVENSON SERVICES CORPORATION                                                                   432,072
     11,870  STEWART INFORMATION SERVICES CORPORATION                                                                   445,362
     26,387  UNITED INSURANCE COMPANIES INCORPORATED                                                                    639,885
     12,863  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                    667,075

                                                                                                                     10,703,304
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.45%
     11,932  BROWN SHOE COMPANY INCORPORATED                                                                            408,910
     14,622  GENESCO INCORPORATED+<<                                                                                    415,557
     19,982  K-SWISS INCORPORATED                                                                                       660,005

                                                                                                                      1,484,472
                                                                                                                 --------------
LEGAL SERVICES - 0.09%
      9,026  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                     305,440
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.46%
     47,568  CHAMPION ENTERPRISES INCORPORATED+                                                                  $      447,139
      9,795  COACHMEN INDUSTRIES INCORPORATED                                                                           133,212
      8,005  DELTIC TIMBER CORPORATION                                                                                  312,996
      5,007  SKYLINE CORPORATION                                                                                        192,719
     11,222  UNIVERSAL FOREST PRODUCTS                                                                                  435,975

                                                                                                                      1,522,041
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.94%
     24,381  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    882,836
     39,846  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                            684,554
      8,258  ANALOGIC CORPORATION                                                                                       357,159
     22,408  ARMOR HOLDINGS INCORPORATED+                                                                               831,113
     15,465  ARTHROCARE CORPORATION+<<                                                                                  440,753
      8,679  BEI TECHNOLOGIES INCORPORATED                                                                              208,036
     15,197  BIOLASE TECHNOLOGY INCORPORATED<<                                                                          129,175
     11,010  BIOSITE INCORPORATED+<<                                                                                    572,850
     20,061  COHERENT INCORPORATED+                                                                                     677,259
     14,184  COHU INCORPORATED                                                                                          226,235
     19,567  CONMED CORPORATION+                                                                                        589,358
     28,057  COOPER COMPANIES INCORPORATED                                                                            2,045,355
     11,278  CUNO INCORPORATED+                                                                                         579,576
     14,744  CYBERONICS INCORPORATED+<<                                                                                 651,243
      8,925  DATASCOPE CORPORATION                                                                                      272,927
     13,054  DJ ORTHOPEDICS INCORPORATED+                                                                               327,003
     17,916  DRS TECHNOLOGIES INCORPORATED+                                                                             761,430
     11,550  EDO CORPORATION                                                                                            347,078
     16,451  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        568,382
     19,100  FEI COMPANY+                                                                                               442,165
     45,482  FLIR SYSTEMS INCORPORATED+<<                                                                             1,378,105
     36,841  FOSSIL INCORPORATED+                                                                                       955,103
     16,974  HAEMONETICS CORPORATION MASSACHUSETTS+                                                                     715,624
     13,682  HOLOGIC INCORPORATED+                                                                                      436,114
      8,898  ICU MEDICAL INCORPORATED+<<                                                                                315,879
     44,801  INPUT OUTPUT INCORPORATED+<<                                                                               288,966
     16,074  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                           566,126
     16,752  INTERMAGNETICS GENERAL CORPORATION+                                                                        407,744
     20,613  INVACARE CORPORATION                                                                                       919,958
     14,098  ITRON INCORPORATED+                                                                                        417,865
      9,970  KEITHLEY INSTRUMENTS INCORPORATED                                                                          160,816
      7,461  KENSEY NASH CORPORATION+<<                                                                                 202,044
     45,903  KOPIN CORPORATION+                                                                                         140,922
     11,017  MEADE INSTRUMENTS CORPORATION+                                                                              32,059
     23,117  MENTOR CORPORATION                                                                                         742,056
     17,330  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                        207,787
     13,089  MTS SYSTEMS CORPORATION                                                                                    379,974
     11,255  OSTEOTECH INCORPORATED+                                                                                     42,769
     11,091  PHOTON DYNAMICS INCORPORATED+                                                                              211,394
     45,787  PINNACLE SYSTEMS INCORPORATED+<<                                                                           255,949

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
     18,192  POLYMEDICA CORPORATION                                                                              $      577,778
     11,430  POSSIS MEDICAL INCORPORATED+                                                                                95,669
     22,455  RESMED INCORPORATED+<<                                                                                   1,266,462
     23,294  RESPIRONICS INCORPORATED+                                                                                1,357,341
     27,628  ROPER INDUSTRIES INCORPORATED                                                                            1,809,634
      9,920  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                       149,395
     14,805  SONIC SOLUTIONS+<<                                                                                         222,815
     26,227  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                    941,549
     21,754  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                        680,900
     19,655  THERAGENICS CORPORATION+                                                                                    67,613
     33,993  TRIMBLE NAVIGATION LIMITED+                                                                              1,149,303
     18,326  VEECO INSTRUMENTS INCORPORATED+                                                                            275,806
     19,316  VIASYS HEALTHCARE INCORPORATED+                                                                            368,549
      6,034  VITAL SIGNS INCORPORATED                                                                                   240,696
     12,720  X-RITE INCORPORATED                                                                                        191,309

                                                                                                                     29,766,560
                                                                                                                 --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
     14,028  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                               255,871
                                                                                                                 --------------

METAL MINING - 0.31%
     14,191  CLEVELAND CLIFFS INCORPORATED<<                                                                          1,034,098
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.53%
     16,942  AMCOL INTERNATIONAL CORPORATION                                                                            317,832
     24,475  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                     1,439,619

                                                                                                                      1,757,451
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
     11,369  DAKTRONICS INCORPORATED+                                                                                   246,139
     17,201  JAKKS PACIFIC INCORPORATED+                                                                                369,305
     30,613  K2 INCORPORATED+<<                                                                                         420,929
     10,570  LYDALL INCORPORATED+                                                                                       117,327
     11,060  RUSS BERRIE AND COMPANY INCORPORATED<<                                                                     211,799
     23,303  SHUFFLE MASTER INCORPORATED+<<                                                                             674,855
      7,615  STANDEX INTERNATIONAL CORPORATION<<                                                                        207,889

                                                                                                                      2,248,243
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.04%
     12,170  ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                               161,009
     19,211  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    421,297
     12,524  HANCOCK FABRICS INCORPORATED                                                                                93,178
     15,392  HIBBETT SPORTING GOODS INCORPORATED+                                                                       462,376
     12,418  J JILL GROUP INCORPORATED+                                                                                 170,872
     14,926  JO ANN STORES INCORPORATED+                                                                                419,271
     21,504  LONGS DRUG STORES CORPORATION<<                                                                            735,867
     33,558  ZALE CORPORATION+                                                                                          997,344

                                                                                                                      3,461,214
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 0.36%
     22,268  AVID TECHNOLOGY INCORPORATED+                                                                       $    1,205,144
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.24%
     15,755  ARKANSAS BEST CORPORATION<<                                                                                595,224
     14,090  FORWARD AIR CORPORATION                                                                                    599,952
     39,836  HEARTLAND EXPRESS INCORPORATED                                                                             762,860
     39,779  LANDSTAR SYSTEM INCORPORATED+<<                                                                          1,302,762
     18,342  USF CORPORATION                                                                                            885,185

                                                                                                                      4,145,983
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.22%
     11,400  FINANCIAL FEDERAL CORPORATION                                                                              403,218
     12,454  WORLD ACCEPTANCE CORPORATION+                                                                              317,826

                                                                                                                        721,044
                                                                                                                 --------------

OIL & GAS EXTRACTION - 4.95%
      8,852  ATWOOD OCEANICS INCORPORATED+                                                                              589,012
     21,255  CABOT OIL AND GAS CORPORATION                                                                            1,172,213
     25,165  CAL DIVE INTERNATIONAL INCORPORATED+                                                                     1,139,974
     27,279  CIMAREX ENERGY COMPANY+<<                                                                                1,063,881
     16,811  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    630,413
     46,687  PATINA OIL & GAS CORPORATION                                                                             1,867,480
     10,862  PETROLEUM DEVELOPMENT CORPORATION+                                                                         409,389
     16,378  REMINGTON OIL & GAS CORPORATION+<<                                                                         516,235
     11,996  SEACOR SMIT INCORPORATED+<<                                                                                764,745
     23,905  SOUTHWESTERN ENERGY COMPANY+                                                                             1,356,848
     20,016  SPINNAKER EXPLORATION COMPANY+<<                                                                           711,168
     18,883  ST. MARY LAND & EXPLORATION COMPANY                                                                        945,094
     16,621  STONE ENERGY CORPORATION+                                                                                  807,282
     18,380  SWIFT ENERGY COMPANY+<<                                                                                    522,727
     14,683  TETRA TECH INCORPORATED+                                                                                   417,585
     27,292  UNIT CORPORATION+                                                                                        1,232,780
     21,913  VERITAS DGC INCORPORATED+                                                                                  656,513
     39,427  VINTAGE PETROLEUM INCORPORATED                                                                           1,240,373
     18,284  W-H ENERGY SERVICES INCORPORATED+                                                                          437,536

                                                                                                                     16,481,248
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.78%
     21,861  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         236,099
     18,682  CARAUSTAR INDUSTRIES INCORPORATED+                                                                         240,998
     12,916  CHESAPEAKE CORPORATION                                                                                     271,494
      9,826  NEENAH PAPER INCORPORATED<<                                                                                330,350
     10,650  POPE & TALBOT INCORPORATED                                                                                 187,227
     21,874  ROCK-TENN COMPANY CLASS A                                                                                  290,924
      9,918  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              332,749
     17,220  STANDARD REGISTER COMPANY                                                                                  214,389
     33,898  WAUSAU-MOSINEE PAPER CORPORATION                                                                           479,318

                                                                                                                      2,583,548
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES - 0.34%
      5,917  ANGELICA CORPORATION                                                                                $      165,676
     16,542  COINSTAR INCORPORATED+                                                                                     350,690
      5,086  CPI CORPORATION                                                                                             76,799
     13,807  G & K SERVICES INCORPORATED CLASS A                                                                        556,284

                                                                                                                      1,149,449
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.70%
     12,424  ELKCORP                                                                                                    477,827
     17,803  FRONTIER OIL CORPORATION                                                                                   645,537
     26,221  HEADWATERS INCORPORATED+<<                                                                                 860,573
     10,869  WD-40 COMPANY                                                                                              353,134

                                                                                                                      2,337,071
                                                                                                                 --------------

PHARMACEUTICALS - 0.03%
     39,635  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      108,996
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.59%
     17,798  ALERIS INTERNATIONAL INCORPORATED+<<                                                                       444,060
     30,745  BELDEN CDT INCORPORATED                                                                                    682,846
     12,588  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   239,550
     15,937  CARPENTER TECHNOLOGY CORPORATION                                                                           946,817
     18,068  CENTURY ALUMINUM COMPANY+<<                                                                                546,738
     14,048  CURTISS-WRIGHT CORPORATION                                                                                 800,736
     19,206  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       757,293
     27,963  MAVERICK TUBE CORPORATION+                                                                                 909,077
     23,993  MUELLER INDUSTRIES INCORPORATED                                                                            675,403
     16,348  QUANEX CORPORATION                                                                                         871,675
     14,217  RTI INTERNATIONAL METALS INCORPORATED+                                                                     332,678
      7,929  STEEL TECHNOLOGIES INCORPORATED                                                                            190,217
     14,567  TEXAS INDUSTRIES INCORPORATED                                                                              782,976
     21,753  TREDEGAR CORPORATION                                                                                       366,756
      9,771  WOLVERINE TUBE INCORPORATED+                                                                                87,450

                                                                                                                      8,634,272
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.49%
     23,495  BOWNE & COMPANY INCORPORATED                                                                               353,365
      8,350  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        439,210
     18,234  JOHN H HARLAND COMPANY                                                                                     626,520
      8,509  THOMAS NELSON INCORPORATED                                                                                 201,238

                                                                                                                      1,620,333
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.24%
     41,691  KANSAS CITY SOUTHERN+<<                                                                                    802,969
                                                                                                                 --------------

REAL ESTATE - 0.74%
     15,179  MERITAGE CORPORATION+<<                                                                                    894,347
     33,310  NEW CENTURY FINANCIAL CORPORATION<<                                                                      1,559,574

                                                                                                                      2,453,921
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
REAL ESTATE INVESTMENT TRUST (REIT) - 0.21%
     31,783  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                              $      697,319
                                                                                                                 --------------

RETAIL, TRADE & SERVICES - 0.60%
     22,522  MEN'S WAREHOUSE INCORPORATED+                                                                              950,654
     23,708  STRIDE RITE CORPORATION                                                                                    315,316
     33,270  GAMESTOP CORPORATION - CLASS B+                                                                            741,921

                                                                                                                      2,007,891
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     20,097  A. SCHULMAN INCORPORATED                                                                                   350,090
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
     27,490  INVESTMENT TECHNOLOGY GROUP INCORPORATED+<<                                                                481,075
     13,573  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      496,636
     10,486  SWS GROUP INCORPORATED                                                                                     168,091

                                                                                                                      1,145,802
                                                                                                                 --------------

SOFTWARE - 0.15%
     10,319  EPIQ SYSTEMS INCORPORATED+                                                                                 133,941
     16,357  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 377,356

                                                                                                                        511,297
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
     17,940  APOGEE ENTERPRISES INCORPORATED                                                                            256,183
      9,447  CARBO CERAMICS INCORPORATED<<                                                                              662,707
      9,040  LIBBEY INCORPORATED<<                                                                                      189,840

                                                                                                                      1,108,730
                                                                                                                 --------------

TELEPHONE SERVICES - 0.20%
     13,878  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                                                           654,209
                                                                                                                 --------------

TEXTILE MILL PRODUCTS - 0.61%
     20,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   642,304
     32,085  INTERFACE INCORPORATED+                                                                                    218,820
     10,044  OXFORD INDUSTRIES INCORPORATED                                                                             367,510
     37,609  WOLVERINE WORLD WIDE INCORPORATED                                                                          805,961

                                                                                                                      2,034,595
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.69%
     30,289  EGL INCORPORATED+<<                                                                                        690,589
     23,376  FRONTIER AIRLINES INCORPORATED+                                                                            244,980
     19,931  MESA AIR GROUP INCORPORATED+<<                                                                             139,517
     15,261  OFFSHORE LOGISTICS INCORPORATED+                                                                           508,497
     37,815  SKYWEST INCORPORATED                                                                                       702,981

                                                                                                                      2,286,564
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.74%
     21,150  AAR CORPORATION+                                                                                           287,640
     10,409  ARCTIC CAT INCORPORATED                                                                                    281,668
     16,794  CLARCOR INCORPORATED                                                                                       872,616

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
     36,437  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                               $      317,002
     33,605  GENCORP INCORPORATED+<<                                                                                    672,100
     15,155  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                           398,576
     19,287  MONACO COACH CORPORATION<<                                                                                 311,485
     23,796  OSHKOSH TRUCK CORPORATION<<                                                                              1,951,034
     28,209  POLARIS INDUSTRIES INCORPORATED<<                                                                        1,981,118
      9,858  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       115,339
     16,056  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                             424,039
     10,421  TRIUMPH GROUP INCORPORATED+                                                                                405,794
     20,231  WABASH NATIONAL CORPORATION+                                                                               493,636
     19,877  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        628,113

                                                                                                                      9,140,160
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.04%
     12,629  PEGASUS SOLUTIONS INCORPORATED+                                                                            149,275
                                                                                                                 --------------

WATER TRANSPORTATION - 0.19%
     15,438  KIRBY CORPORATION+                                                                                         648,859
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.80%
     11,245  ADVANCED MARKETING SERVICES INCORPORATED<<                                                                  67,470
     29,749  DIMON INCORPORATED                                                                                         185,931
      9,441  ENESCO GROUP INCORPORATED+                                                                                  62,783
     21,804  HAIN CELESTIAL GROUP INCORPORATED+                                                                         406,427
     21,459  MYERS INDUSTRIES INCORPORATED                                                                              302,786
      8,312  NASH FINCH COMPANY<<                                                                                       315,773
     30,669  PERFORMANCE FOOD GROUP COMPANY+                                                                            848,918
     23,700  PRIORITY HEALTHCARE CORPORATION CLASS B+<<                                                                 512,631
     14,948  SCHOOL SPECIALTY INCORPORATED+                                                                             585,364
     23,123  TRACTOR SUPPLY COMPANY+                                                                                  1,009,319
     24,999  UNITED NATURAL FOODS INCORPORATED+<<                                                                       715,721
     21,677  UNITED STATIONERS INCORPORATED+                                                                            980,884

                                                                                                                      5,994,007
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.69%
      8,493  AM CASTLE & COMPANY                                                                                        107,012
     17,796  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                               484,051
     13,914  BARNES GROUP INCORPORATED                                                                                  378,043
      8,995  BUILDING MATERIALS HOLDINGS CORPORATION                                                                    400,098
      8,861  DEPARTMENT 56 INCORPORATED+                                                                                154,713
     14,715  DIGI INTERNATIONAL INCORPORATED+                                                                           201,890
     43,354  HUGHES SUPPLY INCORPORATED                                                                               1,289,781
     10,662  IMAGISTICS INTERNATIONAL INCORPORATED+                                                                     372,424
     32,556  INSIGHT ENTERPRISES INCORPORATED+<<                                                                        571,683
     14,912  KAMAN CORPORATION CLASS A                                                                                  185,654
     30,759  KNIGHT TRANSPORTATION INCORPORATED                                                                         758,824

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
      4,657  LAWSON PRODUCTS INCORPORATED                                                                        $      217,948
     25,945  OWENS & MINOR INCORPORATED<<                                                                               704,407
     37,497  PEP BOYS-MANNY, MOE & JACK                                                                                 659,197
     19,464  RELIANCE STEEL & ALUMINUM COMPANY                                                                          778,755
     16,404  RYERSON TULL INCORPORATED                                                                                  207,839
     34,321  SCP POOL CORPORATION                                                                                     1,093,451
     14,600  TBC CORPORATION+                                                                                           406,884

                                                                                                                      8,972,654
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $250,574,421)                                                                             327,148,544
                                                                                                                 --------------

PREFERRED STOCKS - 0.00%
     42,000  TIMCO AVIATION SERVICES INCORPORATED&&&+(a)                                                                      4

TOTAL PREFERRED STOCKS (COST $0)                                                                                              4
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 20.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.20%
  2,933,698  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,933,698
  1,070,789  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,070,789

                                                                                                                      4,004,487
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 19.21%
$ 2,999,997  BLUE RIDGE ASSET FUNDING CORPORATION                                     2.65%        04/05/2005         2,999,067
  2,999,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                        2.82         04/25/2005         2,994,447
  2,999,997  CIESCO LLC                                                               2.84         04/01/2005         2,999,997
  2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY                                        2.74         04/06/2005         2,999,997
  2,999,997  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         2.81         04/22/2005         2,995,137
 46,999,953  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $47,003,712)                                             2.88         04/01/2005        46,999,953
  1,999,998  LIQUID FUNDING LIMITED                                                   2.82         12/19/2005         1,999,998

                                                                                                                     63,988,596
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $67,993,083)                                                         67,993,083
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.72%

SHARES

MUTUAL FUND - 1.63%
  5,435,090  WELLS FARGO MONEY MARKET TRUST~>>                                                                        5,435,090
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
US TREASURY BILLS - 0.09%
$   150,000  US TREASURY BILL^#                                                       2.26%        05/12/2005    $      149,556
    120,000  US TREASURY BILL^#                                                       2.40         05/12/2005           119,645
     30,000  US TREASURY BILL^#                                                       2.89         08/11/2005            29,681

                                                                                                                        298,882
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,734,061)                                                                        5,733,972
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $324,301,565)*                        120.35%                                                              $  400,875,603
OTHER ASSETS AND LIABILITIES, NET           (20.35)                                                                 (67,781,849)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  333,093,754
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,435,090.

^     ZERO COUPON STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,382,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.78% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.50%

AEROSPACE, DEFENSE - 0.70%
    495,400  BE AEROSPACE INCORPORATED+                                                                          $    5,944,800
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.34%
    161,100  LAKES ENTERTAINMENT INCORPORATED+                                                                        2,899,800
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.79%
    182,200  CARTER'S INCORPORATED+<<                                                                                 7,242,450
    317,700  TOO INCORPORATED+                                                                                        7,837,659

                                                                                                                     15,080,109
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.31%
    210,900  POLO RALPH LAUREN CORPORATION                                                                            8,182,920
    962,800  TOMMY HILFIGER CORPORATION+                                                                             11,264,760

                                                                                                                     19,447,680
                                                                                                                 --------------

BUSINESS SERVICES - 17.44%
    562,700  ACTIVCARD CORPORATION+                                                                                   3,573,145
    311,600  ALADDIN KNOWLEDGE SYSTEMS+<<                                                                             7,082,668
    301,400  BORELAND SOFTWARE CORPORATION+                                                                           2,447,368
    293,100  BRINK'S COMPANY                                                                                         10,141,260
    827,100  CNET NETWORKS INCORPORATED+<<                                                                            7,807,824
    119,500  FASTCLICK INCORPORATED                                                                                   1,434,000
    185,500  HYPERION SOLUTIONS CORPORATION+                                                                          8,182,405
    632,100  INTERWOVEN INCORPORATED+                                                                                 4,924,059
    242,700  MACROMEDIA INCORPORATED+<<                                                                               8,130,450
    215,800  MAJESCO HOLDING INCORPORATED+                                                                            2,498,964
    207,600  MARCHEX INCORPORATED CLASS B+                                                                            3,869,664
    904,300  MATRIXONE INCORPORATED+                                                                                  4,313,511
    772,500  NETIQ CORPORATION+                                                                                       8,829,675
  1,076,900  OPSWARE INCORPORATED+                                                                                    5,556,804
     77,700  PACKETEER INCORPORATED+                                                                                  1,195,803
  1,916,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      10,714,353
    143,000  PEC SOULUTIONS INCORPORATED+                                                                             1,798,940
    348,300  PROGRESS SOFTWARE CORPORATION+                                                                           9,132,426
    418,100  QUEST SOFTWARE INCORPORATED+                                                                             5,786,504
    504,600  RED HAT INCORPORATED+<<                                                                                  5,505,186
    313,600  SAFENET INCORPORATED+                                                                                    9,191,616
    362,700  SERENA SOFTWARE INCORPORATED+                                                                            8,617,752
    263,200  THQ INCORPORATED+<<                                                                                      7,406,448
  1,187,900  TIBCO SOFTWARE INCORPORATED+<<                                                                           8,849,855

                                                                                                                    146,990,680
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.64%
    249,900  ABLE LABORATORIES INCORPORATED+                                                                          5,862,654
    540,200  ALKERMES INCORPORATED+<<                                                                                 5,607,276
    322,800  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                                  4,954,980
    435,500  CELL THERAPEUTICS INCORPORATED+                                                                          1,563,445
    778,900  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                   7,960,358

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    722,100  ENDEAVOR INTERNATIONAL CORPORATION+<<                                                               $    2,520,129
    584,400  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                    1,624,632
    361,100  ISOLAGEN INCORPORATED+                                                                                   2,271,319
    286,550  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    10,906,093
     84,500  OSI PHARMACEUTICALS INCORPORATED+                                                                        3,493,230
    288,200  PENWEST PHARMACEUTICALS COMPANY+                                                                         3,562,152
    561,600  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   9,912,240
    528,600  PROTEIN DESIGN LABS INCORPORATED+                                                                        8,452,314
    601,400  SANTARUS INCORPORATED SANTARUS+                                                                          2,922,804
    155,900  UNITED THERAPEUTICS CORPORATION+                                                                         7,123,850
    167,400  ZYMOGENETICS INCORPORATED+                                                                               2,554,524

                                                                                                                     81,292,000
                                                                                                                 --------------

COAL MINING - 0.91%
    266,500  ALPHA NATURAL RESOURCES INCORPORATED+                                                                    7,640,555
                                                                                                                 --------------

COMMUNICATIONS - 3.96%
    186,600  EQUINIX INCORPORATED+                                                                                    7,900,644
  1,670,100  EXTREME NETWORKS INCORPORATED+                                                                           9,836,889
    135,200  INPHONIC INCORPORATED+<<                                                                                 3,071,068
    366,400  LIN TV CORPORATION CLASS A+                                                                              6,203,152
    262,100  NOVATEL WIRELESS INCORPORATED+<<                                                                         2,817,575
  5,472,800  TERREMARK WORLDWIDE INCORPORATED+                                                                        3,557,320

                                                                                                                     33,386,648
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.64%
    156,400  WESTERN GAS RESOURCES INCORPORATED                                                                       5,387,980
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
    277,000  ATHEROS COMMUNICATIONS+<<                                                                                2,844,790
    292,000  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    9,294,360
    278,300  DSP GROUP INCORPORATED+                                                                                  7,169,008
    576,300  MATTSON TECHNOLOGY INCORPORATED+                                                                         4,575,822
    254,100  NICE SYSTEMS LIMITED SPON ADR+                                                                           8,187,102
    534,100  NMS COMMUNICATIONS CORPORATION+<<                                                                        2,291,289
    229,300  NOVELLUS SYSTEMS INCORPORATED+<<                                                                         6,129,189
  1,167,400  PMC-SIERRA INCORPORATED+<<                                                                              10,273,120
    333,000  POLYCOM INCORPORATED+<<                                                                                  5,644,350
    414,000  REGAL-BELOIT CORPORATION                                                                                11,919,060
    694,900  TEKELEC+                                                                                                11,076,706
    193,400  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                7,351,134

                                                                                                                     86,755,930
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.06%
    227,600  CEPHALON INCORPORATED+                                                                                  10,658,508
    315,000  CORE LABORATORIES NV+                                                                                    8,086,050
    385,500  DIGITAS INCORPORATED+                                                                                    3,893,550
    377,200  NEUROCHEM INCORPORATED+<<                                                                                4,492,452

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
    191,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                    $    9,258,795
    285,600  SYMYX TECHNOLOGIES INCORPORATED+                                                                         6,297,480

                                                                                                                     42,686,835
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.92%
    413,500  TEMPUR-PEDIC INTERNATIONAL+                                                                              7,715,910
                                                                                                                 --------------

HEALTH SERVICES - 5.55%
    270,400  COMMUNITY HEALTH SYSTEMS+<<                                                                              9,439,664
    948,400  HUMAN GENOME SCIENCES INCORPORATED+                                                                      8,744,248
    100,850  LCA-VISION INCORPORATED                                                                                  3,358,305
    314,200  NEKTAR THERAPEUTICS+                                                                                     4,379,948
    467,600  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                   10,530,352
    653,800  VICURON PHARMACEUTICALS INCORPORATED+<<                                                                 10,303,888

                                                                                                                     46,756,405
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.41%
    362,800  CAPITAL LEASE FUNDING INCORPORATED                                                                       4,008,940
    457,600  SAXON CAPITAL INCORPORATED                                                                               7,847,840

                                                                                                                     11,856,780
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.76%
    159,200  GAYLORD ENTERTAINMENT COMPANY+                                                                           6,431,680
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.90%
    141,800  ENGINEERED SUPPORT SYSTEMS INCORPORATED<<                                                                7,589,136
                                                                                                                 --------------

INSURANCE CARRIERS - 2.56%
    219,700  ARGONAUT GROUP INCORPORATED+                                                                             4,662,034
    290,300  AXIS CAPITAL HOLDINGS LIMITED                                                                            7,849,712
    101,300  MOLINA HEALTHCARE INCORPORATED+                                                                          4,668,917
    172,100  PXRE GROUP LIMITED                                                                                       4,414,365

                                                                                                                     21,595,028
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.26%
    167,800  ANIMAS CORPORATION+                                                                                      3,391,238
    218,500  ARTHROCARE CORPORATION+                                                                                  6,227,250
    241,600  BEI TECHNOLOGIES INCORPORATED                                                                            5,791,152
    296,900  COHERENT INCORPORATED+                                                                                  10,023,344
    291,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     10,078,235
    292,300  FORMFACTOR INCORPORATED+                                                                                 6,617,672
  1,044,000  LTX CORPORATION+                                                                                         4,635,360
    253,200  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       3,813,192
    117,800  SONOSITE INCORPORATED+                                                                                   3,060,444
    238,600  SYNERON MEDICAL LIMITED+                                                                                 7,601,796
    348,600  WRIGHT MEDICAL GROUP INCORPORATED+                                                                       8,366,400

                                                                                                                     69,606,083
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
    501,800  K2 INCORPORATED+                                                                                         6,899,750
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL - 1.41%
    593,000  MARVEL ENTERPRISES INCORPORATED+                                                                    $   11,860,000
                                                                                                                 --------------

MOTION PICTURES - 0.63%
    234,000  MACROVISION CORPORATION+                                                                                 5,332,860
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.83%
    220,100  OVERNITE CORPORATION                                                                                     7,040,999
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.24%
    455,000  CAPITALSOURCE INCORPORATED+                                                                             10,465,000
                                                                                                                 --------------

OIL & GAS EXTRACTION - 3.31%
    425,200  COMSTOCK RESOURCES INCORPORATED+                                                                        12,220,248
    141,200  PIONEER NATURAL RESOURCES COMPANY                                                                        6,032,064
    374,100  TODCO+<<                                                                                                 9,666,744

                                                                                                                     27,919,056
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.69%
    642,000  PLAYTEX PRODUCTS+                                                                                        5,778,000
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.43%
    103,400  INTEROIL CORPORATION+<<                                                                                  3,614,864
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.99%
    368,800  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      8,891,768
    355,800  BELDEN CDT INCORPORATED                                                                                  7,902,318

                                                                                                                     16,794,086
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.66%
    214,100  GENESEE & WYOMING INCORPORATED+                                                                          5,547,331
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.58%
    291,050  JARDEN CORPORATION+                                                                                     13,353,374
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.34%
  1,865,700  INSTINET GROUP INCORPORATED+                                                                            10,970,316
    820,600  NASDAQ STOCK MARKET INCORPORATED+                                                                        8,780,420

                                                                                                                     19,750,736
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.83%
    648,100  AIRTRAN HOLDINGS INCORPORATED+<<                                                                         5,865,305
    101,300  CHC HELICOPTER CORPORATION                                                                               4,655,748
    265,500  SKYWEST INCORPORATED                                                                                     4,935,645

                                                                                                                     15,456,698
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.09%
    432,300  GENCORP INCORPORATED+                                                                                    8,646,000
    366,600  WABASH NATIONAL CORPORATION+                                                                             8,945,040

                                                                                                                     17,591,040
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WATER TRANSPORTATION - 1.31%
    276,700  DIANA SHIPPING INCORPORATED+<<                                                                      $    4,576,618
    331,500  DRYSHIPS INCORPORATED+                                                                                   6,460,935

                                                                                                                     11,037,553
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.42%
    532,000  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                           11,996,600
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.48%
    294,500  CYTYC CORPORATION+<<                                                                                     6,776,445
    276,300  HUGHES SUPPLY INCORPORATED                                                                               8,219,925
    226,100  NUCO2 INCORPORATED+                                                                                      5,946,430

                                                                                                                     20,942,800
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $791,656,787)                                                                             830,444,786
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%
  2,186,580  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,186,580
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.40%
$17,500,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $17,501,424)                                             2.93%        04/01/2005        17,500,000
 28,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $28,002,240)                                             2.88         04/01/2005        28,000,000

                                                                                                                     45,500,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $47,686,580)                                                         47,686,580
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
     91,364  TIMCO AVIATION SERVICES INCORPORATED&&&(a)                               8.00         01/02/2007                 0
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                                     0
                                                                                                                 --------------
SHARES

WARRANTS - 0.00%
     36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRES ON FEB 27, 2007)+                                                  4

TOTAL WARRANTS (COST $0)                                                                                                      4
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 3.76%

MUTUAL FUND - 3.76%
 31,723,612  WELLS FARGO MONEY MARKET TRUST~>>                                                                   $   31,723,612
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,723,612)                                                                      31,723,612
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $871,067,079)*                        107.92%                                                              $  909,854,982
OTHER ASSETS AND LIABILITIES, NET            (7.92)                                                                 (66,792,650)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  843,062,332
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,723,612.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $13,164,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.07% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.94%

APPAREL & ACCESSORY STORES - 2.88%
    206,290  ANN TAYLOR STORES CORPORATION+<<                                                                    $    5,278,961
    280,360  CACHE INCORPORATED+                                                                                      3,798,878
    206,930  JOS.A. BANK CLOTHIERS INCORPORATED+<<                                                                    6,063,049

                                                                                                                     15,140,888
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.78%
    227,950  RUSSELL CORPORATION                                                                                      4,121,336
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.09%
    174,346  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            5,715,062
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.99%
    173,050  WCI COMMUNITIES INCORPORATED+<<                                                                          5,205,344
                                                                                                                 --------------

BUSINESS SERVICES - 4.52%
    115,030  AVOCENT CORPORATION+                                                                                     2,951,670
    319,390  BISYS GROUP INCORPORATED+<<                                                                              5,008,035
    146,930  NCO GROUP INCORPORATED+                                                                                  2,872,481
    295,300  NDCHEALTH CORPORATION+<<                                                                                 4,718,894
    359,520  RENT-WAY INCORPORATED+                                                                                   2,948,064
    704,090  TIBCO SOFTWARE INCORPORATED+                                                                             5,245,471

                                                                                                                     23,744,615
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.59%
    203,590  AGRIUM INCORPORATED                                                                                      3,715,517
    205,590  GREAT LAKES CHEMICAL CORPORATION                                                                         6,603,551
    112,640  LUBRIZOL CORPORATION                                                                                     4,577,690
    118,000  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                             3,945,920

                                                                                                                     18,842,678
                                                                                                                 --------------

COAL MINING - 0.81%
    148,190  ALPHA NATURAL RESOURCES INCORPORATED+<<                                                                  4,248,607
                                                                                                                 --------------

COMMUNICATIONS - 4.80%
  1,266,480  CINCINNATI BELL INCORPORATED+                                                                            5,382,540
    240,520  CT COMMUNICATIONS INCORPORATED                                                                           2,532,676
    236,470  FAIRPOINT COMMUNICATIONS INCORPORATED                                                                    3,539,956
    235,390  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            4,590,105
    663,580  MEDIACOM COMMUNICATIONS CORPORATION+                                                                     4,339,813
    331,050  VALOR COMMUNICATIONS GROUP INCORPORATED                                                                  4,790,293

                                                                                                                     25,175,383
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.77%
    271,946  BROOKLINE BANCORP INCORPORATED                                                                           4,051,995
    117,980  CULLEN FROST BANKERS INCORPORATED                                                                        5,326,797
    311,190  DIME COMMUNITY BANCSHARES                                                                                4,730,088
    214,310  FIRST FINANCIAL BANCORP                                                                                  3,911,158
    137,310  FIRST REPUBLIC BANK                                                                                      4,444,725
    246,180  FRANKLIN BANK CORPORATION+                                                                               4,246,605

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
    171,840  PFF BANCORP INCORPORATED                                                                            $    4,742,784
    312,180  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                5,338,278
    180,280  SOUTH FINANCIAL GROUP INCORPORATED                                                                       5,505,751
    262,200  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                           4,811,370
    210,960  SUSQUEHANNA BANCSHARES INCORPORATED                                                                      5,143,205
    183,380  UMPQUA HOLDINGS CORPORATION                                                                              4,281,923

                                                                                                                     56,534,679
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.27%
    502,510  CKE RESTAURANTS INCORPORATED+<<                                                                          7,964,783
    136,500  LANDRY'S RESTAURANTS INCORPORATED<<                                                                      3,947,580

                                                                                                                     11,912,363
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.10%
          0  ALLETE INCORPORATED                                                                                              1
    271,900  CLECO CORPORATION                                                                                        5,791,470

                                                                                                                      5,791,471
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.13%
    374,200  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                    5,736,486
    548,510  GRAFTECH INTERNATIONAL LIMITED+                                                                          3,121,022
    441,720  GSI LUMONICS INCORPORATED+                                                                               3,993,149
    319,100  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  4,834,365
    341,900  PLEXUS CORPORATION+                                                                                      3,935,269
    245,400  WESTAR ENERGY INCORPORATED                                                                               5,310,456

                                                                                                                     26,930,747
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.33%
    242,780  URS CORPORATION+                                                                                         6,979,925
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.00%
    537,890  JACUZZI BRANDS INCORPORATED+<<                                                                           5,249,806
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.47%
    235,300  GOLD KIST INCORPORATED+                                                                                  3,741,270
    391,140  HERCULES INCORPORATED+<<                                                                                 5,663,707
    220,200  LANCE INCORPORATED                                                                                       3,538,614

                                                                                                                     12,943,591
                                                                                                                 --------------

HEALTH SERVICES - 0.79%
    129,400  APRIA HEALTHCARE GROUP INCORPORATED+                                                                     4,153,740
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 10.30%
    207,200  AMERICAN CAMPUS COMMUNITIES<<                                                                            4,351,200
    286,660  BIOMED PROPERTY TRUST INCORPORATED                                                                       5,905,196
    134,330  EASTGROUP PROPERTIES INCORPORATED                                                                        5,064,241
    249,890  EQUITY ONE INCORPORATED                                                                                  5,145,235
    367,190  FELCOR LODGING TRUST INCORPORATED+<<                                                                     4,564,172
    153,800  GLADSTONE CAPITAL CORPORATION                                                                            3,263,636
    237,650  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                              4,802,907

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
    137,210  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                           $    5,532,307
    129,180  SOVRAN SELF STORAGE INCORPORATED                                                                         5,119,403
    339,550  STRATEGIC HOTEL CAPITAL INCORPORATED                                                                     4,991,385
    249,160  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    5,344,482

                                                                                                                     54,084,164
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.26%
    231,810  COST PLUS INCORPORATED+                                                                                  6,231,053
    226,400  LINENS `N THINGS INCORPORATED+<<                                                                         5,621,512

                                                                                                                     11,852,565
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.47%
    258,400  AZTAR CORPORATION+<<                                                                                     7,379,904
    138,220  GAYLORD ENTERTAINMENT COMPANY+                                                                           5,584,088

                                                                                                                     12,963,992
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.18%
    556,580  DOT HILL SYSTEMS CORPORATION+                                                                            3,311,651
    390,760  EMULEX CORPORATION+<<                                                                                    7,361,919
    340,180  NETGEAR INCORPORATED+<<                                                                                  5,133,316
    265,632  SPARTECH CORPORATION                                                                                     5,272,795
    377,200  WESTERN DIGITAL CORPORATION+<<                                                                           4,809,300
    167,400  YORK INTERNATIONAL CORPORATION<<                                                                         6,558,732

                                                                                                                     32,447,713
                                                                                                                 --------------

INSURANCE CARRIERS - 4.76%
    343,080  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                        4,387,993
    192,070  ARGONAUT GROUP INCORPORATED+                                                                             4,075,726
    123,740  INFINITY PROPERTY AND CASUALTY CORPORATION                                                               3,868,112
    193,030  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   5,732,991
    399,910  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                                6,918,443

                                                                                                                     24,983,265
                                                                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.83%
    210,380  LAIDLAW INTERNATIONAL INCORPORATED+                                                                      4,375,904
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.78%
    118,600  ARROW INTERNATIONAL INCORPORATED<<                                                                       4,073,910
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.63%
    270,590  ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                             3,579,905
    361,480  J JILL GROUP INCORPORATED+                                                                               4,973,965

                                                                                                                      8,553,870
                                                                                                                 --------------

MISCELLANEOUS SERVICES - 1.10%
    316,500  AGCO CORPORATION+<<                                                                                      5,776,125
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.50%
    149,390  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                        2,612,831
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION - 3.85%
    425,700  BRIGHAM EXPLORATION COMPANY+                                                                        $    3,929,211
    214,240  CARRIZO OIL AND GAS INCORPORATED+                                                                        3,639,938
    357,390  KEY ENERGY SERVICES INCORPORATED+                                                                        4,099,263
    111,830  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  4,193,625
    106,690  WHITING PETROLEUM CORPORATION+                                                                           4,350,818

                                                                                                                     20,212,855
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.52%
    211,430  CARAUSTAR INDUSTRIES INCORPORATED+                                                                       2,727,447
                                                                                                                 --------------

PERSONAL SERVICES - 0.72%
     93,630  G & K SERVICES INCORPORATED CLASS A                                                                      3,772,353
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.91%
    397,570  GENERAL CABLE CORPORATION+<<                                                                             4,798,670
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.70%
    221,430  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              3,664,666
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.79%
    179,650  APPLIED FILMS CORPORATION+                                                                               4,153,508
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.98%
    164,660  CABOT MICROELECTRONICS CORPORATION+<<                                                                    5,167,031
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.00%
    578,020  AIRTRAN HOLDINGS INCORPORATED+<<                                                                         5,231,081
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.52%
    355,380  AFTERMARKET TECHNOLOGY CORPORATION+<<                                                                    5,863,770
    308,790  ARVIN INDUSTRIES INCORPORATED<<                                                                          4,776,981
    474,250  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                    4,125,975
    487,660  ORBITAL SCIENCES CORPORATION+<<                                                                          4,720,549
    339,420  TENNECO AUTOMOTIVE INCORPORATED+<<                                                                       4,229,173

                                                                                                                     23,716,448
                                                                                                                 --------------
TRANSPORTATION SERVICES - 1.42%
    225,390  GATX CORPORATION<<                                                                                       7,480,694
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
    310,610  PERFORMANCE FOOD GROUP COMPANY+                                                                          8,597,685
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.76%
    283,830  ADESA INCORPORATED                                                                                       6,630,269
     98,990  BORGWARNER INCORPORATED                                                                                  4,818,833
    270,570  INTERLINE BRANDS INCORPORATED+                                                                           5,170,593
    225,100  TECH DATA CORPORATION+                                                                                   8,342,206

                                                                                                                     24,961,901
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $453,466,540)                                                                             508,898,913
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 16.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.64%
  3,346,645  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     $    3,346,645
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 15.81%
$ 4,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                     2.65%        04/05/2005         3,998,760
  4,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                        2.83         04/18/2005         3,994,760
  4,000,000  CIESCO LLC                                                               2.84         04/01/2005         4,000,000
  4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                        2.74         04/06/2005         4,000,000
  4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         2.81         04/22/2005         3,993,520
 60,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $60,004,800)                                             2.88         04/01/2005        60,000,000
  3,000,000  LIQUID FUNDING LIMITED                                                   2.82         12/19/2005         3,000,000

                                                                                                                     82,987,040
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $86,333,685)                                                         86,333,685
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.26%

SHARES

MUTUAL FUND - 3.26%
 17,094,077  WELLS FARGO MONEY MARKET TRUST~>>                                                                       17,094,077
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,094,077)                                                                      17,094,077
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $556,894,302)*                        116.65%                                                              $  612,326,675
OTHER ASSETS AND LIABILITIES, NET           (16.65)                                                                 (87,396,538)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  524,930,137
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,094,077.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $9,314,500. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE    DISCIPLINED           EQUITY
                                                                       CAP VALUE         GROWTH           INCOME            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $544,972,524   $182,261,497   $1,338,354,390   $1,855,997,040
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................              0              0      115,138,167      273,675,586
   INVESTMENTS IN AFFILIATES ....................................     39,971,162      2,356,011        3,481,832       17,542,210
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    584,943,686    184,617,508    1,456,974,389    2,147,214,836
                                                                    ------------   ------------   --------------   --------------
   CASH .........................................................              0              0                0                0
   FOREIGN CURRENCY, AT VALUE ...................................              0              0                0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0              0                0                0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................              0              0        6,000,152       17,000,884
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        810,704         79,795        1,821,896        2,575,468
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0              0                0            9,200
   PREPAID EXPENSES AND OTHER ASSETS ............................              0              0                0            7,223
                                                                    ------------   ------------   --------------   --------------
TOTAL ASSETS ....................................................    585,754,390    184,697,303    1,464,796,437    2,166,807,611
                                                                    ------------   ------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0              0                0        2,690,821
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0              0                0           21,750
   FOREIGN TAXES PAYABLE ........................................              0              0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ............................      2,548,995              0                0           54,334
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        369,032        121,132          675,849                0
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................              0          3,794            2,124              915
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0              0                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................              0              0      115,138,167      273,675,586
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................          5,506         30,571           34,618                0
                                                                    ------------   ------------   --------------   --------------
TOTAL LIABILITIES ...............................................      2,923,533        155,497      115,850,758      276,443,406
                                                                    ------------   ------------   --------------   --------------
TOTAL NET ASSETS ................................................   $582,830,857   $184,541,806   $1,348,945,679   $1,890,364,205
                                                                    ============   ============   ==============   ==============
INVESTMENTS AT COST .............................................   $576,756,233   $163,007,746   $1,130,690,355   $1,830,421,812
                                                                    ============   ============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $          0   $            0   $            0
                                                                    ============   ============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $          0   $          0   $  121,728,300   $  344,219,472
                                                                    ============   ============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL  INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY         GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $153,648,727   $  156,287,911   $  151,924,146   $  119,141,970
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................      7,012,641        7,398,731        4,786,120                0
   INVESTMENTS IN AFFILIATES ....................................      4,537,042        1,316,254        2,762,019        3,918,103
                                                                    ------------   --------------   --------------   --------------

TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    165,198,410      165,002,896      159,472,285      123,060,073
                                                                    ------------   --------------   --------------   --------------

   CASH .........................................................              0                0          350,000                0
   FOREIGN CURRENCY, AT VALUE ...................................              0           49,616        1,634,919                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0                0          231,227                0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................         55,009          821,803           48,519                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................      1,132,713          411,787          663,116          143,763
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0                0                0                0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0                0                0                0
                                                                    ------------   --------------   --------------   --------------
TOTAL ASSETS ....................................................    166,386,132      166,286,102      162,400,066      123,203,836
                                                                    ------------   --------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0                0                0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0                0                0                0
   FOREIGN TAXES PAYABLE ........................................         11,974                0                0              424
   PAYABLE FOR INVESTMENTS PURCHASED ............................        852,250          488,988           59,035          876,052
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        137,964          144,100           61,847           75,193
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          2,300              634              634            1,332
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS           3,211            9,660                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................      7,012,641        7,398,731        4,786,120                0
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         16,794           14,780            4,385           56,568
                                                                    ------------   --------------   --------------   --------------
TOTAL LIABILITIES ...............................................      8,037,134        8,056,893        4,912,021        1,009,569
                                                                    ------------   --------------   --------------   --------------
TOTAL NET ASSETS ................................................   $158,348,998   $  158,229,209   $  157,488,045   $  122,194,267
                                                                    ============   ==============   ==============   ==============
INVESTMENTS AT COST .............................................   $149,926,292   $  152,157,496   $  144,896,866   $  108,434,023
                                                                    ============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $       49,639   $    1,664,614   $            0
                                                                    ============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $  4,345,839   $    6,995,346   $    4,553,053   $            0
                                                                    ============   ==============   ==============   ==============

                                                                       LARGE CAP  LARGE COMPANY                         SMALL CAP
                                                                           VALUE         GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $357,708,914   $3,245,872,006   $  152,000,677   $  327,447,430
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................              0      131,188,095       10,233,394       67,993,083
   INVESTMENTS IN AFFILIATES ....................................      8,623,397       33,950,160        1,513,097        5,435,090
                                                                    ------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    366,332,311    3,411,010,261      163,747,168      400,875,603
                                                                    ------------   --------------   --------------   --------------
   CASH .........................................................              0                0                0                0
   FOREIGN CURRENCY, AT VALUE ...................................              0                0        3,170,964                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0                0                0           13,200
   RECEIVABLE FOR INVESTMENTS SOLD ..............................     10,473,319                0                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        577,822        3,821,409          983,785          268,490
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0                0                0                0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0            1,280            5,220                0
                                                                    ------------   --------------   --------------   --------------
TOTAL ASSETS ....................................................    377,383,452    3,414,832,950      167,907,137      401,157,293
                                                                    ------------   --------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0                0                0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0                0                0                0
   FOREIGN TAXES PAYABLE ........................................              0                0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ............................      9,981,060                0           16,798                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        238,977        1,963,393          140,841           58,589
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          1,164                0            1,846              352
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0                0                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................              0      131,188,095       10,233,394       67,993,083
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         21,462           14,600                0           11,515
                                                                    ------------   --------------   --------------   --------------
TOTAL LIABILITIES ...............................................     10,242,663      133,166,088       10,392,879       68,063,539
                                                                    ------------   --------------   --------------   --------------
TOTAL NET ASSETS ................................................   $367,140,789   $3,281,666,862   $  157,514,258   $  333,093,754
                                                                    ============   ==============   ==============   ==============
INVESTMENTS AT COST .............................................   $340,465,782   $3,055,060,425   $  128,381,729   $  324,301,565
                                                                    ============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $            0   $    3,193,331   $            0
                                                                    ============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $          0   $  163,194,898   $    9,707,868   $   68,773,982
                                                                    ============   ==============   ==============   ==============

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY  SMALL COMPANY
                                                                          GROWTH          VALUE
                                                                       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $830,444,790   $508,898,913
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................     47,686,580     86,333,685
   INVESTMENTS IN AFFILIATES ....................................     31,723,612     17,094,077
                                                                    ------------   ------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    909,854,982    612,326,675
                                                                    ------------   ------------
   CASH .........................................................              0              0
   FOREIGN CURRENCY, AT VALUE ...................................              0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0              0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................      4,106,484              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        311,868        621,033
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0              0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0              0
                                                                    ------------   ------------
TOTAL ASSETS ....................................................    914,273,334    612,947,708
                                                                    ------------   ------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0              0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0              0
   FOREIGN TAXES PAYABLE ........................................              0              0
   PAYABLE FOR INVESTMENTS PURCHASED ............................     22,851,774      1,247,023
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        655,849        413,586
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          1,051          1,485
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0              0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................     47,686,580     86,333,685
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         15,748         21,792
                                                                    ------------   ------------
TOTAL LIABILITIES ...............................................     71,211,002     88,017,571
                                                                    ------------   ------------
TOTAL NET ASSETS ................................................   $843,062,332   $524,930,137
                                                                    ============   ============
INVESTMENTS AT COST .............................................   $871,067,079   $556,894,302
                                                                    ============   ============
FOREIGN CURRENCIES AT COST ......................................   $          0   $          0
                                                                    ============   ============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $ 58,471,358   $ 91,970,107
                                                                    ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO MASTER PORTFOLIOS                   ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE    DISCIPLINED           EQUITY
                                                                       CAP VALUE         GROWTH           INCOME            INDEX
                                                                    PORTFOLIO(2)      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  2,080,229   $  1,501,169   $   22,924,433   $   22,988,396
   INTEREST .....................................................         97,697              0            4,724           17,995
   INCOME FROM AFFILIATED SECURITIES ............................        230,211         57,416           67,037          485,062
   SECURITIES LENDING INCOME, NET ...............................              0          5,651           33,665          127,375
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      2,408,137      1,564,236       23,029,859       23,618,828
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................        985,110        688,689        5,551,124          849,970
   CUSTODY FEES .................................................         26,364         18,365          159,297          193,417
   ACCOUNTING FEES ..............................................              0              0                0                0
   AUDIT FEES ...................................................          5,721          9,972           10,470           11,619
   LEGAL FEES ...................................................            159             49            5,626              499
   SHAREHOLDER REPORTS ..........................................          1,650             49            5,984            9,972
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................            699          1,103           20,549           28,721
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................      1,023,387        721,911        5,756,734        1,097,882
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................        (14,323)            (8)      (1,100,976)        (908,442)
   NET EXPENSES .................................................      1,009,064        721,903        4,655,758          189,440
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................      1,399,073        842,333       18,374,101       23,429,388
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................      1,606,644      3,267,066      185,552,770       48,284,021
   FUTURES TRANSACTIONS .........................................              0              0                0          612,054
   AFFILIATED SECURITIES ........................................              0              0                0          455,748
                                                                    ------------   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................      1,606,644      3,267,066      185,552,770       49,351,823
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................      8,187,453      7,851,458      (66,942,468)      53,715,790
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0                0                0
   FUTURES TRANSACTIONS .........................................              0              0                0           83,125
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................      8,187,453      7,851,458      (66,942,468)      53,798,915
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........      9,794,097     11,118,524      118,610,302      103,150,738
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 11,193,170   $ 11,960,857   $  136,984,403   $  126,580,126
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $          0   $          0   $       18,635   $            0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
ENDED MARCH 31, 2005 (UNAUDITED)                   WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL  INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY         GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO   PORTFOLIO(3)     PORTFOLIO(3)        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  1,648,021   $    823,568   $    1,560,715   $    1,194,878
   INTEREST .....................................................              0         21,727           46,849                0
   INCOME FROM AFFILIATED SECURITIES ............................         32,881         36,511           20,766           34,431
   SECURITIES LENDING INCOME, NET ...............................         23,107            789              261            2,560
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      1,704,009        882,595        1,628,591        1,231,869
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................        810,608        724,217          271,011          418,221
   CUSTODY FEES .................................................         85,327         76,233           77,432           11,949
   ACCOUNTING FEES ..............................................         10,776          3,494            3,494                0
   AUDIT FEES ...................................................         13,064         10,668            7,760            6,234
   LEGAL FEES ...................................................             49          1,940            1,940               49
   SHAREHOLDER REPORTS ..........................................            373             48               48               49
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................          6,519          3,127            3,555              728
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................        930,400        823,411          368,924          440,914
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................         (3,236)        (1,428)            (617)              (3)
   NET EXPENSES .................................................        927,164        821,983          368,307          440,911
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................        776,845         60,612        1,260,284          790,958
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................     61,097,438      3,774,921        1,839,502        6,341,704
   FUTURES TRANSACTIONS .........................................              0              0          256,101                0
   AFFILIATED SECURITIES ........................................              0              0                0                0
                                                                    ------------   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     61,097,438      3,774,921        2,095,603        6,341,704
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................    (42,007,616)    12,846,773       14,541,006        5,490,526
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................         (3,211)        (9,660)               0                0
   FUTURES TRANSACTIONS .........................................              0              0          (56,926)               0
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................    (42,010,827)    12,837,113       14,484,080        5,490,526
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     19,086,611     16,612,034       16,579,683       11,832,230
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 19,863,456   $ 16,672,646   $   17,839,967   $   12,623,188
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $    202,214   $    101,356   $      167,550   $            0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

                                                                       LARGE CAP  LARGE COMPANY                         SMALL CAP
                                                                           VALUE         GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  3,065,752   $ 35,465,412   $    1,754,725   $    1,905,198
   INTEREST .....................................................         37,403              0            6,398            3,858
   INCOME FROM AFFILIATED SECURITIES ............................         66,598        309,307           16,222           59,395
   SECURITIES LENDING INCOME, NET ...............................          8,964        109,962           35,760           80,568
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      3,178,717     35,884,681        1,813,105        2,049,019
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................      1,091,543     11,669,549          758,426          330,015
   CUSTODY FEES .................................................         29,108        349,491           79,834           33,002
   ACCOUNTING FEES ..............................................              0              0           13,712                0
   AUDIT FEES ...................................................          7,730         12,816            9,324            9,375
   LEGAL FEES ...................................................             49         13,563              450               49
   SHAREHOLDER REPORTS ..........................................             49         34,405              399               49
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................            116         20,505            3,667            1,622
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................      1,132,279     12,104,013          869,496          377,796
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................              0         (7,127)            (323)        (111,085)
   NET EXPENSES .................................................      1,132,279     12,096,886          869,173          266,711
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................      2,046,438     23,787,795          943,932        1,782,308
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     14,512,774     58,584,176        6,935,042        6,648,999
   FUTURES TRANSACTIONS .........................................              0              0                0          384,036
   AFFILIATED SECURITIES ........................................              0              0                0                0
                                                                    ------------   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     14,512,774     58,584,176        6,935,042        7,033,035
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     14,597,384    (44,270,558)      16,570,724       24,118,603
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0                0                0
   FUTURES TRANSACTIONS .........................................              0              0                0         (255,275)
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................     14,597,384    (44,270,558)      16,570,724       23,863,328
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     29,110,158     14,313,618       23,505,766       30,896,363
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 31,156,596   $ 38,101,413   $   24,449,698   $   32,678,671
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $          0   $          0   $      184,103   $          308
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO MASTER PORTFOLIOS                   ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY  SMALL COMPANY
                                                                          GROWTH          VALUE
                                                                       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  1,938,810   $  3,223,905
   INTEREST .....................................................         12,901              0
   INCOME FROM AFFILIATED SECURITIES ............................        198,112        144,303
   SECURITIES LENDING INCOME, NET ...............................         54,251        115,492
                                                                    ------------   ------------
TOTAL INVESTMENT INCOME .........................................      2,204,074      3,483,700
                                                                    ------------   ------------

EXPENSES
   ADVISORY FEES ................................................      3,727,513      2,239,636
   CUSTODY FEES .................................................         84,773         49,832
   ACCOUNTING FEES ..............................................              0              0
   AUDIT FEES ...................................................         10,221          9,375
   LEGAL FEES ...................................................          1,496             49
   SHAREHOLDER REPORTS ..........................................          8,974             49
   TRUSTEES' FEES ...............................................          3,684          3,684
   OTHER FEES AND EXPENSES ......................................          4,761          3,072
                                                                    ------------   ------------
TOTAL EXPENSES ..................................................      3,841,422      2,305,697
                                                                    ------------   ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................           (230)       (36,104)
   NET EXPENSES .................................................      3,841,192      2,269,593
                                                                    ------------   ------------
NET INVESTMENT INCOME (LOSS) ....................................     (1,637,118)     1,214,107
                                                                    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     63,885,248     56,273,511
   FUTURES TRANSACTIONS .........................................              0              0
   AFFILIATED SECURITIES ........................................              0              0
                                                                    ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     63,885,248     56,273,511
                                                                    ------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................    (22,348,487)        (6,674)
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0
   FUTURES TRANSACTIONS .........................................              0              0
                                                                    ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................    (22,348,487)        (6,674)
                                                                    ============   ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     41,536,761     56,266,837
                                                                    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 39,899,643   $ 57,480,944
                                                                    ============   ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $      5,863   $          0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      C&B LARGE CAP
                                                    VALUE PORTFOLIO(1)
                                                   -------------------
                                                   (UNAUDITED) FOR THE
                                                          PERIOD ENDED
                                                        MARCH 31, 2005
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................      $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............             1,399,073
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....             1,606,644
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............             8,187,453
                                                      ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................            11,193,170
                                                      ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................           579,430,318
    WITHDRAWALS ................................            (7,792,631)
                                                      ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............           571,637,687
                                                      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........           582,830,857
                                                      ----------------
ENDING NET ASSETS ..............................      $    582,830,857
                                                      ================

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        DISCIPLINED GROWTH PORTFOLIO             EQUITY INCOME PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    178,341,304    $     68,952,232    $  1,739,060,014    $  1,722,271,878

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            842,333             422,486          18,374,101          33,621,007
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          3,267,066           8,120,696         185,552,770         120,946,408
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          7,851,458           1,213,865         (66,942,468)        130,168,706
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         11,960,857           9,757,047         136,984,403         284,736,121
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................          2,563,210         117,935,478          13,675,170          62,374,582
    WITHDRAWALS ................................         (8,323,565)        (18,303,453)       (540,773,908)       (330,322,567)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         (5,760,355)         99,632,025        (527,098,738)       (267,947,985)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          6,200,502         109,389,072        (390,114,335)         16,788,136
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    184,541,806    $    178,341,304    $  1,348,945,679    $  1,739,060,014
                                                   ================    ================    ================    ================

                                                              INDEX PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  1,846,126,209    $  1,519,471,820

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............         23,429,388          30,419,342
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         49,351,823          20,460,405
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         53,798,915         161,202,670
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................        126,580,126         212,082,417
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................         89,553,980         298,540,563
    WITHDRAWALS ................................       (171,896,110)       (183,968,591)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (82,342,130)        114,571,972
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         44,237,996         326,654,389
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  1,890,364,205    $  1,846,126,209
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL       INTERNATIONAL
                                                                                                GROWTH              INDEX
                                                      INTERNATIONAL EQUITY PORTFOLIO         PORTFOLIO(2)        PORTFOLIO(2)
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)         (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED    SIX MONTHS ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005      MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    461,906,264    $    558,639,567    $              0    $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            776,845           4,097,628              60,612           1,260,284
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         61,097,438          35,988,895           3,774,921           2,095,603
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........        (42,010,827)         26,097,428          12,837,113          14,484,080
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         19,863,456          66,183,951          16,672,646          17,839,967
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         10,736,847          55,396,567         158,335,896         154,700,241
    WITHDRAWALS ................................       (334,157,569)       (218,313,821)        (16,779,333)        (15,052,163)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............       (323,420,722)       (162,917,254)        141,556,563         139,648,078
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (303,557,266)        (96,733,303)        158,229,209         157,488,045
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    158,348,998    $    461,906,264    $    158,229,209    $    157,488,045
                                                   ================    ================    ================    ================

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                     LARGE CAP VALUE
                                                     LARGE CAP APPRECIATION PORTFOLIO                   PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    114,158,777    $     87,988,404    $    225,993,634    $    176,504,265

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            790,958             490,638           2,046,438           2,621,682
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          6,341,704           8,831,645          14,512,774          13,518,763
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........          5,490,526             332,152          14,597,384          15,926,689
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         12,623,188           9,654,435          31,156,596          32,067,134
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................          4,968,952          31,152,727         129,693,204          39,668,894
    WITHDRAWALS ................................         (9,556,650)        (14,636,789)        (19,702,645)        (22,246,659)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............         (4,587,698)         16,515,938         109,990,559          17,422,235
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          8,035,490          26,170,373         141,147,155          49,489,369
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    122,194,267    $    114,158,777    $    367,140,789    $    225,993,634
                                                   ================    ================    ================    ================

                                                              LARGE COMPANY
                                                             GROWTH PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  3,403,979,864    $  3,142,794,537

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............         23,787,795          (2,998,613)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         58,584,176          27,110,210
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........        (44,270,558)         56,425,249
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         38,101,413          80,536,846
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................        117,708,977         617,149,615
    WITHDRAWALS ................................       (278,123,392)       (436,501,134)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............       (160,414,415)        180,648,481
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (122,313,002)        261,185,327
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  3,281,666,862    $  3,403,979,864
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          OVERSEAS PORTFOLIO(3)
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    155,296,981    $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            943,932           3,949,505
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          6,935,042           6,412,521
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............         16,570,724          18,770,563
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         24,449,698          29,132,589
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................          1,226,639         158,805,034
    WITHDRAWALS ................................        (23,459,060)        (32,640,642
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (22,232,421)        126,164,392
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          2,217,277         155,296,981
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    157,514,258    $    155,296,981
                                                   ================    ================

(3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        SMALL CAP INDEX PORTFOLIO             SMALL COMPANY GROWTH PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    311,448,570    $    239,357,242    $    798,352,072    $    673,051,277

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,782,308           2,720,043          (1,637,118)         (4,997,941)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,033,035          19,154,353          63,885,248         133,365,380
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............         23,863,328          36,954,209         (22,348,487)        (43,446,929)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         32,678,671          58,828,605          39,899,643          84,920,510
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         14,563,705          53,926,147          59,132,487         128,018,265
    WITHDRAWALS ................................        (25,597,192)        (40,663,424)        (54,321,870)        (87,637,980)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (11,033,487)         13,262,723           4,810,617          40,380,285
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         21,645,184          72,091,328          44,710,260         125,300,795
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    333,093,754    $    311,448,570    $    843,062,332    $    798,352,072
                                                   ================    ================    ================    ================

                                                      SMALL COMPANY VALUE PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    445,746,360    $    291,539,627

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,214,107           2,087,792
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         56,273,511          49,788,049
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............             (6,674)         23,772,645
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         57,480,944          75,648,486
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         55,450,923         130,115,327
    WITHDRAWALS ................................        (33,748,090)        (51,557,080)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         21,702,833          78,558,247
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         79,183,777         154,206,733
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    524,930,137    $    445,746,360
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) .....        1.06%         0.78%      (0.01)%       0.77%        0.93%         5%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.92%         0.79%       0.00%        0.79%        6.67%        28%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.28%         0.80%      (0.26)%       0.54%        9.88%        87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.28%         0.88%      (0.15)%       0.73%       25.65%       117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.27%         0.91%      (0.18)%       0.73%      (12.57)%      156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.15%         0.82%      (0.10)%       0.72%      (20.55)%      181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.20%         0.84%      (0.09)%       0.75%       19.94%       106%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.31%         0.72%      (0.14)%       0.58%        8.71%         4%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.86%         0.77%      (0.21)%       0.56%       17.04%        11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        2.01%         0.78%      (0.11)%       0.67%       20.66%         9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.61%         0.78%      (0.10)%       0.68%      (19.49)%       12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.29%         0.78%      (0.10)%       0.68%       (8.61)%        3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.42%         0.76%      (0.09)%       0.67%        1.59%         9%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.42%         0.11%      (0.09)%       0.02%        6.87%         3%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.71%         0.17%      (0.14)%       0.03%       13.87%         2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        1.70%         0.18%      (0.05)%       0.13%       24.42%         3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.40%         0.18%      (0.05)%       0.13%      (20.52)%        4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.23%         0.18%      (0.05)%       0.13%      (26.56)%        2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.13%         0.18%      (0.05)%       0.13%       13.21%         8%

INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.91%         1.09%       0.00%        1.09%       10.77%        81%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.86%         1.11%      (0.15)%       0.96%       13.84%        33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.81%         1.12%      (0.03)%       1.09%       18.39%        75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.54%         1.26%      (0.02)%       1.24%      (19.04)%       38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.57%         1.31%      (0.04)%       1.27%      (28.86)%       33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.06%         1.39%      (0.09)%       1.30%       21.90%        64%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        0.08%         1.08%       0.00%        1.08%       11.30%        34%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        1.63%         0.48%       0.00%        0.48%       11.90%        12%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.32%         0.74%       0.00%        0.74%       11.29%        67%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.50%         0.76%      (0.14)%       0.62%       10.56%       149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.29%         0.81%      (0.09)%       0.72%       18.50%       153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.37%         0.88%      (0.16)%       0.72%      (20.04)%      123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 ..............        1.51%         0.79%      (0.07)%       0.72%       (7.01)%       10%

LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.41%         0.78%       0.00%        0.78%       12.10%        75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.25%         0.80%      (0.18)%       0.62%       17.82%       122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ..............        0.64%         0.86%      (0.32)%       0.54%       (1.80)%        3%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.36%         0.69%       0.00%        0.69%        0.85%         6%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.09)%        0.76%      (0.08)%       0.68%        2.96%        14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.24)%        0.78%      (0.02)%       0.76%       27.90%        13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.34)%        0.78%       0.00%        0.78%      (22.32)%       18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.29)%        0.78%       0.00%        0.78%      (39.70)%       13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.30)%        0.77%       0.00%        0.77%       33.13%         9%

OVERSEAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.18%         1.09%       0.00%        1.09%       16.42%         3%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 .............        2.61%         1.02%      (0.18)%       0.84%       20.00%        24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.08%         0.23%      (0.07)%       0.16%       10.58%         7%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.93%         0.28%      (0.19)%       0.09%       23.97%        17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.74%         0.31%      (0.02)%       0.29%       27.79%        11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.57%         0.33%      (0.01)%       0.32%       (2.60)%       17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.90%         0.33%      (0.01)%       0.32%      (12.27)%       25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.03%         0.34%      (0.01)%       0.33%       23.09%        42%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........       (0.39)%        0.91%       0.00%        0.91%        5.10%        64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.63)%        0.93%      (0.07)%       0.86%       12.70%       145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.35)%        0.94%      (0.02)%       0.92%       37.90%       163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.40)%        0.94%       0.00%        0.94%      (19.95)%      169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.17)%        0.94%       0.00%        0.94%      (23.09)%      206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.28)%        0.94%       0.00%        0.94%       34.41%       203%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.49%         0.93%      (0.02)%       0.91%       12.61%        41%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.54%         0.93%      (0.13)%       0.80%       23.72%        64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.70%         0.95%      (0.16)%       0.79%       38.33%        80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.68%         0.98%      (0.19)%       0.79%       (2.16)%       98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.32%         0.97%      (0.18)%       0.79%       10.70%        90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.37%         1.00%      (0.19)%       0.81%       14.05%       114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualised.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2005, the following Fund(s) held futures contracts:

                                                                                                Net Unrealized
                                                                                                 Appreciation
Fund                            Contracts       Type        Expiration Date   Notional Amount   (Depreciation)
INDEX PORTFOLIO                  58 Long    S&P 500 Index      June 2005        $17,160,725       $   5,825

INTERNATIONAL INDEX PORTFOLIO    56 Long    DJ Eurostoxx       June 2005          2,273,581         (14,990)
                                 21 Long     FTSE Index        June 2005          2,007,949         (28,926)
                                 14 Long        Topix          June 2005          1,589,122         (13,010)

SMALL CAP INDEX PORTFOLIO        16 Long    Russell 2000       June 2005          5,060,875        (117,675)

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                               Advisory Fees**                                                          Fees (% of
                           Average Daily       (% of Average                                       Average Daily       Average Daily
Portfolio                    Net Assets      Daily Net Assets)         Sub-Advisory                 Net Assets          Net Assets)
C&B LARGE CAP             $0 - $ 499 million       0.750           Cooke & Bieler, L.P.              $0 - $249 million     0.45
VALUE PORTFOLIO         $500 - $ 999 million       0.700                                           $250 - $499 million     0.40
                          $1 - $2.99 billion       0.650                                           $500 - $749 million     0.35
                          $3 - $4.99 billion       0.625                                                > $750 million     0.30
                             > $4.99 billion       0.600

DISCIPLINED               $0 -  $499 million       0.750          Smith Asset Management             $0 - $200 million     0.30
GROWTH PORTFOLIO         $500 - $999 million       0.700                                           $200 - $500 million     0.20
                          $1 - $2.99 billion       0.650                                                > $500 million     0.15
                          $3 - $4.99 billion       0.625
                             > $4.99 billion       0.600

EQUITY INCOME              $0 - $499 million       0.750         Wells Capital Management            $0 - $200 million     0.25
PORTFOLIO                $500 - $999 million       0.700               Incorporated                $200 - $400 million     0.20
                          $1 - $2.99 billion       0.650                                                > $400 million     0.15
                          $3 - $4.99 billion       0.625
                             > $4.99 billion       0.600

INDEX PORTFOLIO           $0 -  $999 million       0.100         Wells Capital Management            $0 - $200 million     0.02
                          $1 - $4.99 billion       0.075               Incorporated                     > $200 million     0.01
                             > $4.99 billion       0.050

INTERNATIONAL              $0 - $499 million       0.950                 New Star                     $0 - $50 million     0.35
EQUITY PORTFOLIO*        $500 - $999 million       0.900          Institutional Managers            $50 - $550 million     0.29
                          $1 - $2.99 billion       0.850                  Limited                       > $550 million     0.20
                          $3 - $4.99 billion       0.825
                             > $4.99 billion       0.800

INTERNATIONAL             $0 -  $499 million       0.950           Artisan Partners L.P.                                   0.70
GROWTH PORTFOLIO         $500 - $999 million       0.900
                          $1 - $2.99 billion       0.850
                          $3 - $4.99 billion       0.825
                             > $4.99 billion       0.800

INTERNATIONAL              $0 - $999 million       0.350       Barclays Global Fund Advisors                               0.30
INDEX PORTFOLIO           $1 - $4.99 billion       0.325
                             > $4.99 billion       0.300

LARGE CAP                  $0 - $999 million       0.700              Cadence Capital                $0 - $250 million     0.30
APPRECIATION PORTFOLIO    $1 - $2.99 billion       0.650                Management                 $250 - $500 million     0.20
                          $3 - $4.99 billion       0.625                                     $500 million - $1 billion     0.15
                             > $4.99 billion       0.600                                                   > $1billion     0.10

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      Sub-Advisory
                                             Advisory Fees**                                                           Fees (% of
                        Average Daily         (% of Average                                     Average Daily         Average Daily
Portfolio                 Net Assets        Daily Net Assets)         Sub-Adviser                Net Assets            Net Assets)
LARGE CAP              $0 - $ 499 million         0.750           Systematic Financial            $0 - $150 million        0.30
VALUE PORTFOLIO      $500 - $ 999 million         0.700                Management               $150 - $350 million        0.20
                       $1 - $2.99 billion         0.650                                         $350 - $750 million        0.15
                       $3 - $4.99 billion         0.625                                     750 million -$1 billion        0.13
                          > $4.99 billion         0.600                                                > $1 billion        0.10

LARGE COMPANY          $0 - $ 499 million         0.750            Peregrine Capital               $0 - $25 million        0.75
GROWTH PORTFOLIO     $500 - $ 999 million         0.700                Management                 $25 - $50 million        0.60
                       $1 - $2.99 billion         0.650                                          $50 - $275 million        0.50
                       $3 - $4.99 billion         0.625                                              > $275 million        0.30
                          > $4.99 billion         0.600

OVERSEAS PORTFOLIO     $0 - $ 499 million         0.950           LSV Asset Management            $0 - $150 million        0.35
                     $500 - $ 999 million         0.900                                         $150 - $500 million        0.40
                       $1 - $2.99 billion         0.850                                         $500 - $750 million        0.35
                       $3 - $4.99 billion         0.825                                    $750 million -$1 billion       0.325
                          > $4.99 billion         0.800                                                > $1 billion        0.30

SMALL CAP INDEX        $0 - $ 999 million         0.200         Wells Capital Management          $0 - $200 million        0.02
PORTFOLIO              $1 - $4.99 billion         0.175               Incorporated                   > $200 million        0.01
                          > $4.99 billion         0.150

SMALL COMPANY          $0 - $ 499 million         0.900            Peregrine Capital               $0 - $50 million        0.90
GROWTH PORTFOLIO     $500 - $ 999 million         0.850                Management                $50 - $180 million        0.75
                       $1 - $2.99 billion         0.800                                         $180 - $340 million        0.65
                       $3 - $4.99 billion         0.775                                         $340 - $685 million        0.50
                          > $4.99 billion         0.750                                         $685 - $735 million        0.52
                                                                                                     > $735 million        0.55

SMALL COMPANY          $0 - $ 499 million         0.900            Peregrine Capital              $0 - $175 million        0.50
VALUE PORTFOLIO      $500 - $ 999 million         0.850                Management                    > $175 million        0.75
                       $1 - $2.99 billion         0.800
                       $3 - $4.99 billion         0.775
                          > $4.99 billion         0.750

 * Effective October 6, 2004, New Star Institutional Managers Limited began providing sub-advisory services to the International Equity Portfolio subject to the sub-advisory rates referenced above. Prior to October 6, 2004, Wells Capital Management Incorporated served as the Fund's adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.

** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                Advisory Fees
                                                                (% of Average
Portfolio                                                     Daily Net Assets)
DISCIPLINED GROWTH PORTFOLIO                                        0.75
EQUITY INCOME PORTFOLIO                                             0.75
INDEX PORTFOLIO                                                     0.15
INTERNATIONAL EQUITY PORTFOLIO                                      1.00
LARGE CAP APPRECIATION PORTFOLIO                                    0.70
LARGE CAP VALUE PORTFOLIO                                           0.75
LARGE COMPANY GROWTH PORTFOLIO                                      0.75
OVERSEAS PORTFOLIO                                                  1.00

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                Advisory Fees
                                                                (% of Average
Portfolio                                                     Daily Net Assets)
SMALL CAP INDEX PORTFOLIO                                           0.25
SMALL COMPANY GROWTH PORTFOLIO                                      0.90
SMALL COMPANY VALUE PORTFOLIO                                       0.90

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
Fund                                                           Daily Net Assets
INTERNATIONAL EQUITY PORTFOLIO                                       0.10
OVERSEAS PORTFOLIO                                                   0.10
ALL OTHER FUNDS                                                      0.02

TRANSACTIONS WITH AFFILIATES

      For the 6 months ended March 31, 2005, the Small Company Growth Portfolio and Small Company Value Portfolio paid brokerage commissions of $24,780 and $11,569, respectively, to an affiliated broker dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

Portfolio                                   Purchases at Cost     Sales Proceeds

C&B LARGE CAP VALUE PORTFOLIO                    $429,481,637       $ 21,242,379
DISCIPLINED GROWTH PORTFOLIO                       49,156,344         51,929,169
EQUITY INCOME PORTFOLIO                            67,317,077        582,869,312
INDEX PORTFOLIO                                    63,099,733        119,543,812
INTERNATIONAL EQUITY PORTFOLIO                    157,341,186        441,947,466
INTERNATIONAL GROWTH PORTFOLIO                    191,996,906         52,252,803
INTERNATIONAL INDEX PORTFOLIO                     154,494,915         18,724,702
LARGE CAP APPRECIATION PORTFOLIO                   77,224,959         80,793,684
LARGE CAP VALUE PORTFOLIO                         323,362,233        215,498,540
LARGE COMPANY GROWTH PORTFOLIO                    222,521,975        374,014,364
OVERSEAS PORTFOLIO                                  4,254,005         29,668,416
SMALL CAP INDEX PORTFOLIO                          24,245,799         32,377,383
SMALL COMPANY GROWTH PORTFOLIO                    546,568,573        535,660,052
SMALL COMPANY VALUE PORTFOLIO                     222,321,835        198,904,874

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Robert C. Brown****   Trustee since 1992      Retired.                            None
73
-----------------------------------------------------------------------------------------------------
J. Tucker Morse       Trustee since 1987      Private Investor/Real Estate        None
60                                            Developer; Chairman of White
                                              Point Capital, LLC.
-----------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee since 1987      Associate Professor of Finance,     None
62                                            Wake Forest University,
                                              Calloway School of Business
                                              and Accountancy.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee since 1998      Chairman, CEO, and Co-              None
62                    (Chairman since         Founder of Crystal Geyser
                      2004)                   Water Company and President
                                              of Crystal Geyser Roxane Water
                                              Company.
-----------------------------------------------------------------------------------------------------

Richard M. Leach      Trustee since 1987      Retired. Prior thereto, President   None
71                                            of Richard M. Leach Associates
                                              (a financial consulting firm).
-----------------------------------------------------------------------------------------------------

Timothy J. Penny      Trustee since 1996      Senior Counselor to the public      None
53                                            relations firm of Himle-Horner
                                              and Senior Fellow at the
                                              Humphrey Institute,
                                              Minneapolis, Minnesota (a
                                              public policy organization).
-----------------------------------------------------------------------------------------------------

Donald C. Willeke     Trustee since 1996      Principal in the law firm of        None
64                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch      President since         Executive Vice President of         None
45                    2003                    Wells Fargo Bank, N.A.
                                              President of Wells Fargo Funds
                                              Management, LLC. Senior Vice
                                              President and Chief
                                              Administrative Officer of Wells
                                              Fargo Funds Management, LLC
                                              from 2001 to 2003. Vice
                                              President of Wells Fargo Bank,
                                              N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo    Treasurer since 2003    Senior Vice President of Wells      None
36                                            Fargo Bank, N.A. Senior Vice
                                              President of Operations for
                                              Wells Fargo Funds
                                              Management, LLC. Prior
                                              thereto, Operations Manager
                                              at Scudder Weisel Capital,
                                              LLC (2000 to 2001),
                                              Director of Shareholder
                                              Services at BISYS Fund
                                              Services (1999 to 2000) and
                                              Assistant Vice President of
                                              Operations with Nicholas-
                                              Applegate Capital
                                              Management (1993 to 1999).
-----------------------------------------------------------------------------------------------------
C. David Messman      Secretary since 2000    Vice President and Managing         None
44                                            Senior Counsel of Wells Fargo
                                              Bank, N.A. Senior Vice
                                              President and Secretary of Wells
                                              Fargo Funds Management, LLC.
                                              Vice President and Senior
                                              Counsel of Wells Fargo Bank,
                                              N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****   Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE PORTFOLIO AND INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees (the "Board") of Wells Fargo Master Trust, including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), approve the terms of investment advisory and sub-advisory agreements. The 1940 Act requires the Independent Trustees to cast their votes in person at a meeting called for the purpose of approving advisory arrangements. In this regard, the Board reviewed and approved, during the most recent six months covered by this report: i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Portfolio; ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("C&B") for the C&B Large Cap Value Portfolio; and iii) an investment sub-advisory agreement that replaces Barclays Global Fund Advisors ("BGFA") with SSgA Funds Management, Inc. ("State Street") for the International Index Portfolio. State Street is expected to replace BGFA as investment sub-adviser to the International Index Portfolio on or about May 27, 2005. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with C&B and State Street (the "Sub-Advisers") are each referred to individually as a "New Agreement" and collectively as the "New Agreements". The current investment sub-advisory agreement with BGFA is referred to as the "Current Agreement". The portfolios identified above are collectively referred to as the "Portfolios".

      More specifically, at Board meetings held on November 2, 2004 and February 8, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the New Agreements.

REASONS FOR REPLACING BGFA WITH STATE STREET

      The Board considered Funds Management's reasons for proposing that BGFA be replaced with State Street as the Sub-Adviser to the International Index Portfolio, including that the Current Agreement is an interim arrangement; State Street is a leading manager of global indexed assets and fund offerings; State Street's experience and research in international indexing could provide benefits for portfolio construction and trading strategies; State Street's scale could benefit the Portfolio through trading efficiencies and cross-trade capabilities; State Street's experience and scale, as well as its ongoing commitment to the index asset management business, allows for it to provide a scope and quality of services at least comparable to BGFA.

      The Board concluded that these reasons supported its selection of State Street.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Portfolios by Funds Management and the Sub-Advisers under the New Agreements. The Board also considered the services provided by BGFA under the Current Agreement and those that would be provided to the International Index Portfolio under the New Agreement with State Street, noting that the nature and extent of services under the Current Agreement and New Agreement were generally similar in that BGFA and State Street were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers. The Board also considered the ability of Funds Management and the Sub-Advisers, including their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services anticipated to be provided to the C&B Large Cap Value Portfolio by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including in respect of Funds Management's oversight of the service providers, such as investment sub-advisers.

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Portfolios by Funds Management and the Sub-Advisers and that there was a reasonable basis on which to conclude that the quality of investment sub-advisory services to be provided by State Street under the New Agreement should be at least comparable to or exceed the quality of investment sub-advisory services currently provided by BGFA under the Current Agreement.

PORTFOLIO PERFORMANCE

      The Board received information about and considered the performance of other investment companies managed by the Sub-Advisers, noting that the Sub-Advisers generally outperformed or performed in line with their various benchmarks over relevant periods. While aware that past performance is not necessarily indicative of future results, the Board concluded that the historical performance of registered investment companies advised by the Sub-Advisers provided a meaningful basis on which to conclude that the Sub-Advisers had potential to provide the Portfolios with comparable performance in the future.

      Based on the above-referenced considerations, the Board concluded that the Sub-Advisers' performance supported the approval of the New Agreements.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the C&B Large Cap Value Portfolio to Funds Management for investment advisory services. The Board also reviewed and considered the proposed contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

      In addition, the Board reviewed and considered the Advisory Agreement Rate currently payable by the other Wells Fargo large cap value funds and noted that the C&B Large Cap Value Portfolio would be charged the same rate as such funds. The Board also reviewed the Sub-Advisory Agreement Rates charged by C&B and State Street, which serve as Sub-Advisers to the Portfolios. The Board noted that the proposed Sub-Advisory Agreement Rate payable by Funds Management to C&B under the New Agreement for the C&B Large Cap Value Portfolio is the same rate currently payable by Funds Management to C&B under the investment sub-advisory agreement with C&B for the Wells Fargo Funds Trust C&B Large Cap Value Fund. In addition, the Board considered the fact that the proposed Sub-Advisory Agreement Rate payable by Funds Management to State Street is lower that the current rate payable by Funds Management to BGFA under the Current Agreement. The Board noted that the difference in BGFA's and State Street's Sub-Advisory Agreement Rates was generally due to the fact that BGFA was retained to serve as investment sub-adviser to the International Index Portfolio on an interim basis.

      The Board concluded that the Advisory Agreement Rate and Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the engagement of Funds Management and the Sub-Advisers is new, there is no historical profitability with regard to their arrangements with the Portfolios. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions, which are by their nature, speculative. Accordingly, the Board did not request or consider Funds Management's or the Sub-Advisers' profitability with regard to its approval of the New Agreements.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect of a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Portfolio interestholders, including most particularly through Advisory Agreement Rate and Sub-Advisory Agreement Rate breakpoints.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management and the Sub-Advisers to their other clients, including other registered and unregistered investment companies, private accounts and institutional investors. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rates were within a reasonable range of the fee rates offered to other Funds Management and Sub-Adviser clients.

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Portfolios. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in business of Funds Management and the Sub-Advisers as a result of their relationship with the Portfolios (such as the ability to market to interestholders other financial products offered by Funds Management and its affiliates or a Sub-Adviser and its affiliates).

      The Board also considered the policies of the Portfolios in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also took note of the respective policies of the Sub-Advisers regarding the anticipated allocation of portfolio investment opportunities among the Portfolios and other clients.

OTHER FACTORS AND BROADER REVIEW

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers as part of the approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Portfolios receive throughout the year. In this regard, the Board reviews reports of Funds Management and C&B and will review reports of State Street at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Portfolios at various times throughout the year.

      After considering the above-described factors and based on the deliberations and its evaluation of the information described above, the Board concluded that approval of the New Agreements for the Portfolios was in the best interest of the Portfolios and their interestholders. Accordingly, the Board unanimously approved the New Agreements.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE       THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR      SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
CALL:                                                         THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR
                                                              PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE
WELLS FARGO FUNDS                                             ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A
PO BOX 8266                                                   PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING
BOSTON, MA 02266-8266                                         CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER
                                                              THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF
WELLS FARGO FUNDS INVESTOR SERVICES:  1-800-222-8222 OR       THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER
VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.                INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE
                                                              CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU
                                                              INVEST OR SEND MONEY.

                                                              WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF
                                                              WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND
                                                              ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER
                                                              AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND
                                                              OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                                              STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND
                                                              ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 001 (05/05)




ITEM 2.  CODE OF ETHICS
=======================
Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                                                     Wells Fargo Master Trust

                                                    By:    /s/Karla M. Rabusch
                                                           -------------------
                                                           Karla M. Rabusch
                                                           President

                                                    By:    /s/Stacie D. DeAngelo
                                                           ---------------------
                                                           Stacie D. DeAngelo
                                                           Treasurer

                                                    Date: May 19, 2005